     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 23, 2000


                                                       REGISTRATION NO. 33-00628
                                                                        811-4424
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                           [X]
      POST-EFFECTIVE AMENDMENT NO. 30                            [X]
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                   [X]
      AMENDMENT NO. 32                                           [X]


                        VAN KAMPEN LIFE INVESTMENT TRUST
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)
      1 PARKVIEW PLAZA, PO BOX 5555, OAKBROOK TERRACE, ILLINOIS 60181-5555
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)
                                 (630) 684-6000
               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE

                              A. THOMAS SMITH III
            EXECUTIVE VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
                          VAN KAMPEN INVESTMENTS INC.
                                1 PARKVIEW PLAZA
                                  PO BOX 5555
                     OAKBROOK TERRACE, ILLINOIS 60181-5555
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             ---------------------

                                   COPIES TO:

                             WAYNE W. WHALEN, ESQ.
                              THOMAS A. HALE, ESQ.
                SKADDEN, ARPS, SLATE, MEAGHER & FLOM (ILLINOIS)
                             333 WEST WACKER DRIVE
                            CHICAGO, ILLINOIS 60606
                                 (312) 407-0700

                             ---------------------

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness of this Registration Statement.

It is proposed that this filing will become effective:
     [ ]  immediately upon filing pursuant to paragraph (b)

     [ ]  on (date) pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1)

     [X]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 Title of Securities Being Registered: Shares of Beneficial Interest, par value
                                $0.01 per share
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

     The information in this prospectus is not complete and may be changed. The Portfolio may not sell these securities until the post-effective amendment to the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities.


                   SUBJECT TO COMPLETION -- DATED JUNE 23, 2000

                                   VAN KAMPEN
                             LIFE INVESTMENT TRUST
                          AGGRESSIVE GROWTH PORTFOLIO

The Aggressive Growth Portfolio is a mutual fund with the investment objective to seek capital growth. The Portfolio's investment adviser seeks to achieve the investment objective by investing primarily in common stocks and other equity securities of small- and medium-sized growth companies.
Shares of the Portfolio have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any state regulator, and neither the SEC nor any state regulator has passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                  This prospectus is dated SEPTEMBER   , 2000.

                                CLASS II SHARES
                                   PROSPECTUS


                            [VAN KAMPEN FUNDS LOGO]

                               TABLE OF CONTENTS

Risk/Return Summary...............................   3
Van Kampen Life Investment Trust General
  Information.....................................   4
Investment Objective, Policies and Risks..........   4
Investment Advisory Services......................   9
Purchase of Shares................................  10
Redemption of Shares..............................  11
Dividends, Distributions and Taxes................  12

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus, in connection with the offer contained in this prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Portfolio, the Portfolio's investment adviser, or the Portfolio's distributor. This prospectus does not constitute an offer by the Portfolio or by the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Portfolio to make such an offer in such jurisdiction.

                              RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE

The Aggressive Growth Portfolio is a mutual fund with an investment objective to seek capital growth.

                             INVESTMENT STRATEGIES

The Portfolio's investment adviser seeks to achieve the investment objective by investing primarily in common stocks and other equity securities of small-and medium-sized growth companies. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objective by investing at least 65% of the Portfolio's total assets in common stocks or other equity securities of companies that the Portfolio's investment adviser believes have an above-average potential for capital growth. The Portfolio's investment adviser uses a "bottom-up" approach to stock selection focusing on those companies that exhibit rising earnings expectations and rising valuations. The Portfolio focuses primarily on equity securities of small- and medium-sized companies, although the Portfolio may invest in securities of larger-sized companies that the Portfolio's investment adviser believes have an above-average potential for capital growth. The Portfolio generally sells securities when earnings expectations or valuations flatten or decline. The Portfolio may invest up to 20% of its total assets in securities of foreign issuers. The Portfolio may invest in certain derivatives, such as options and futures, which may subject the Portfolio to additional risks.

                                INVESTMENT RISKS

An investment in the Portfolio is subject to investment risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.

MARKET RISK. Market risk is the possibility that the market values of securities owned by the Portfolio will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Portfolio's investments will vary and at times may be lower or higher than that of other types of investments. The Portfolio emphasizes a "growth" style of investing and focuses primarily on small- and medium-sized companies. The market values of such securities may be more volatile than other types of investments. The returns on such securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. During an overall market decline, stock prices of small- and medium-sized companies often fluctuate more and may fall more than prices of larger-sized, more established companies. It is possible that the stocks of small- and medium-sized companies will be more volatile and underperform the overall stock market. Historically, stocks of small- and medium-sized companies have sometimes gone through extended periods when they did not perform as well as stocks of larger-sized companies. The Portfolio may from time to time emphasize certain sectors of the market. To the extent the Portfolio invests a significant portion of its assets in securities of companies in the same sector of the market, it is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

RISKS OF AGGRESSIVE GROWTH STOCKS. Companies that the Portfolio's investment advisor believes have significant growth potential are often companies with new, limited or cyclical product lines, markets or financial resources and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

FOREIGN RISKS. Because the Portfolio may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

RISKS OF USING DERIVATIVE INVESTMENTS. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options and futures are examples of derivatives. Derivative

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investments involve risks different from direct investment in underlying securities such as imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may incur losses that partially or completely offset gains in portfolio positions; risks that the transactions may not be liquid; and manager risk.

MANAGER RISK. As with any managed fund, the Portfolio's investment adviser may not be successful in selecting the best-performing securities or investment techniques and the Portfolio's performance may lag behind that of similar funds.

                                INVESTOR PROFILE

In light of the Portfolio's investment objective and strategies, the Portfolio may be appropriate for investors who:

- Seek capital growth over the long term

- Do not seek current income from their investment

- Are willing to take on the increased risks of investing in smaller- and medium-sized companies in exchange for potentially higher capital growth

- Can withstand substantial volatility in the value of their shares of the Portfolio

- Wish to add to their investment portfolio a fund that invests primarily in common stocks of smaller-and medium-sized growth companies.

An investment in the Portfolio is not a deposit of any bank or other insured depository institution. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Portfolio may not be appropriate for all investors. The Portfolio is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Portfolio. An investment in the Portfolio is intended to be a long-term investment, and the Portfolio should not be used as a trading vehicle.

                            PERFORMANCE INFORMATION

As of the date of this prospectus, the Portfolio had not commenced investment operations and thus has no historical calendar year annual performance or comparative performance tables.

                                VAN KAMPEN LIFE
                                INVESTMENT TRUST
                              GENERAL INFORMATION

Van Kampen Life Investment Trust (the "Trust") is an open-end management investment company which offers shares in several separate portfolios, including this Aggressive Growth Portfolio. Each portfolio is in effect a separate mutual fund. Each portfolio of the Trust has a different investment objective(s) which it pursues through its investment policies. Each portfolio has its own income, expenses, assets, liabilities and net asset value and each portfolio issues its own shares. Shares of each portfolio represent an interest only in that portfolio.

Shares are sold only to separate accounts (the "Accounts") of various insurance companies to fund the benefits of variable annuity or variable life insurance policies (the "Contracts"). The Accounts may invest in shares of the portfolios in accordance with allocation instructions received from contract owners ("Contract Owners"). Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Contracts, are further described in the accompanying Contract prospectus.

                             INVESTMENT OBJECTIVE,
                               POLICIES AND RISKS

The investment objective of the Portfolio is to seek capital growth. Any income received from the investment of portfolio securities is incidental to the Portfolio's investment objective. The Portfolio's investment objective may be changed by the Portfolio's Board of Trustees without shareholder approval, but no change is anticipated. If the Portfolio's investment objective changes, the Portfolio will notify shareholders and shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs. There are risks inherent in all investments in securities; accordingly there can be no assurance that the Portfolio will achieve its investment objective.

The Portfolio's investment adviser seeks to achieve the investment objective by investing primarily in

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common stocks and other equity securities of small-and medium-sized growth companies. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objective by investing at least 65% of the Portfolio's total assets in common stocks or other equity securities that the Portfolio's investment adviser believes have an above-average potential for capital growth. In selecting securities for investment, the Portfolio focuses primarily on equity securities of small- and medium-sized companies, although the Portfolio may invest its assets in securities of larger-sized companies that the investment adviser believes have an above-average potential for capital growth. Under current market conditions, the Portfolio's investment adviser generally defines small-and medium-sized companies by reference to those companies within or below the capitalization range of companies represented in the Standard & Poor's MidCap 400 Index (which consists of companies in the capitalization range of approximately $173 million to $11.7 billion as of May 31, 2000). Investments in such companies may offer greater opportunities for capital growth than larger, more established companies, but also may involve special risks. The Portfolio may invest in securities that have above-average volatility of price movement. Because prices of common stocks and other equity securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance.

The Portfolio's primary approach is to seek what the Portfolio's investment adviser believes to be attractive growth opportunities on an individual company basis. The Portfolio's investment adviser uses a "bottom-up" disciplined style of investing. The Portfolio focuses on those companies that exhibit rising earnings expectations and rising valuations. In selecting securities for investment, the Portfolio generally seeks companies that appear to be positioned to produce an attractive level of future earnings through the development of new products, services or markets or as a result of changing markets or industry conditions. The Portfolio's investment adviser expects that many of the companies in which the Portfolio invests will, at the time of investment, be experiencing high rates of earnings growth. The securities of such companies may trade at higher prices to earnings ratios relative to more established companies and rates of earnings growth may be higher than the market average. Stock prices of these companies may tend to be more volatile.

The companies and industries in which the Portfolio invests will change over time depending on the Portfolio's investment adviser's assessment of growth opportunities. Although the Portfolio will limit its investments to 25% of its total assets in any single industry, a significant portion of the Portfolio's assets may be invested in securities of companies in the same sector of the market. This may occur, for example, when the Portfolio's investment adviser believes that several companies in the same sector each offer unusually attractive growth opportunities. To the extent that the Portfolio invests a significant portion of its assets in a limited number of market sectors, the Portfolio will be more susceptible to economic, political, regulatory and other factors influencing such sectors.

The Portfolio does not limit its investments to any single group or type of security. The Portfolio may invest in unseasoned issuers and in securities involving special circumstances such as initial public offerings, companies with new management or management reliant on one or a few key people, special products and techniques, limited or cyclical product lines, markets or resources, or unusual developments, such as mergers, liquidations, bankruptcies or leveraged buyouts. Investments in unseasoned companies and special circumstances often involve much greater risks than are inherent in other types of investments because securities of such companies may be more likely to experience unexpected fluctuations in price. In addition, investments made in anticipation of future events may, if delayed or never achieved, cause stock prices to fall.

Although the Portfolio may invest in companies of any size, the Portfolio focuses primarily on small- and medium-sized companies. The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger-sized, more established companies. Thus, the Portfolio may be subject to greater investment risk than that assumed through investment in the securities of larger-sized, more established companies. In periods of increased market volatility, the Portfolio may invest a greater portion of its assets in the equity securities of larger-sized companies.

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

The Portfolio may dispose of a security whenever, in the opinion of the Portfolio's investment adviser, factors indicate it is desirable to do so. The Portfolio generally sells securities when earnings expectations or valuations flatten or decline. Other factors may include changes in the company's fundamentals or relative market performance or appreciation possibilities offered by individual securities, a change in the market trend or other factors affecting an individual security, a change in economic or market factors in general or with respect to a particular industry, and other circumstances bearing on the desirability of a given investment. In addition, if an individual stock position appreciates to a point where it begins to account for a larger percentage of the Portfolio's assets, the Portfolio's investment adviser may sell a portion of the position held.

The Portfolio invests primarily in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

While the Portfolio invests primarily in common stocks, the Portfolio may invest in preferred stocks and securities convertible into common stocks or other equity securities. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. A convertible security is a bond, debenture, note, preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases in the underlying equity security although the market prices of convertible securities may be affected by any such dividend changes or other changes in the underlying security. Generally, warrants are securities that may be exchanged for a prescribed amount of common stock or other equity security of the issuer within a particular period of time at a specified price or in accordance with a specified formula. Warrants do not carry with them the right to dividends and they do not represent any rights in the assets of the issuer. As a result, any such investments may be considered to be more speculative than most other types of equity investments.

The Portfolio also may invest in debt securities of various maturities considered "investment grade" at the time of investment. A subsequent reduction in rating does not require the Portfolio to dispose of a security. Investment grade securities are securities rated BBB or higher by Standard & Poor's ("S&P") or rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or comparably rated by any other nationally recognized statistical rating organization or, if unrated, are considered by the Portfolio's investment adviser to be of comparable quality. Securities rated BBB by S&P or Baa by Moody's are in the lowest of the four investment grade categories and are considered by the rating agencies to be medium-grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher-rated securities. The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall.

                             RISKS OF INVESTING IN

                         SECURITIES OF FOREIGN ISSUERS

The Portfolio may invest up to 20% of its total assets in securities of foreign issuers. Securities of foreign

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issuers may be denominated in U.S. dollars or in currencies other than U.S.
dollars. Investments in foreign securities present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political and economic developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency translation costs) and difficulty in enforcing contractual obligations or taking judicial action. Also, foreign securities may not be as liquid and may be more volatile than comparable domestic securities.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the
U. S., and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of exchanges, brokers and dealers than there is in the U.S., the Portfolio may experience settlement difficulties or delays not usually encountered in the U.S.

Delays in making trades in foreign securities relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Portfolio are not fully invested or attractive investment opportunities are foregone.

Investments in securities of developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

In addition to the increased risks of investing in foreign securities, there are often increased transaction costs associated with investing in foreign securities including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs, and higher settlement costs or custodial costs.

                             STRATEGIC TRANSACTIONS

The Portfolio may, but is not required to, use various investment strategic transactions described below to facilitate portfolio management and mitigate risks. Such strategic transactions are generally accepted under modern portfolio management and are regularly used by many mutual funds and other institutional investors. Although the investment adviser seeks to use the practices to further the Portfolio's investment objective, no assurance can be given that these practices will achieve this result.

The Portfolio may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps, or options on currencies or currency futures. Collectively, all of the above are referred to as "Strategic Transactions." The Portfolio generally seeks to use Strategic Transactions as a portfolio management or hedging technique to seek to protect against possible adverse changes in the market value of securities held in or to be purchased for the Portfolio's portfolio, protect the Portfolio's unrealized gains, facilitate the sale of certain securities for investment purposes, protect against changes in currency exchange rates, or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

Strategic Transactions have risks including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instrument. Furthermore, the ability to successfully use Strategic Transactions depends on the Portfolio's investment adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Portfolio to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Portfolio can otherwise realize on an investment, or may cause the

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

Portfolio to hold a security that it might otherwise sell. The use of currency transactions can result in the Portfolio incurring losses because of the imposition of exchange controls, suspension of settlements or the inability of the Portfolio to deliver or receive a specified currency. Additionally, amounts paid as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Portfolio for investment purposes.

A more complete discussion of Strategic Transactions and their risks is contained in the Portfolio's Statement of Additional Information. The Statement of Additional Information can be obtained by investors free of charge as described on the back cover of this prospectus.

                       OTHER INVESTMENTS AND RISK FACTORS

For cash management purposes, the Portfolio may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are subject to the risk of default by the other party.

The Portfolio may purchase and sell securities on a "when-issued" and "delayed delivery" basis. The Portfolio accrues no income on such securities until the Portfolio actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price. The value or yield generally available on comparable securities when delivery occurs may be higher than the value or yield on the securities obtained pursuant to such transactions. Because the Portfolio relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous. The Portfolio will engage in when-issued and delayed delivery transactions for the purpose of acquiring securities consistent with the Portfolio's investment objective and policies and not for the purpose of investment leverage.

The Portfolio may lend its portfolio securities in an amount up to 50% of its total assets to broker-dealers, banks or other recognized institutional borrowers of securities. Such loans must be callable at any time and the borrower at all times during the loan must maintain cash or liquid securities as collateral or provide the Portfolio an irrevocable letter of credit equal to at least 100% of the value of the securities loaned (including accrued interest). During the time portfolio securities are on loan, the Portfolio receives any dividends or interest paid on such securities and receives the interest earned on the collateral which is invested in short-term instruments or receives an agreed-upon amount of interest income from the borrower who has delivered the collateral or letter of credit. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially.

The Portfolio may invest up to 15% of the Portfolio's net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Portfolio would like. Thus, the Portfolio may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

Further information about these types of investments and other investment practices that may be used by the Portfolio is contained in the Statement of Additional Information.

The Portfolio may sell securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or when the Portfolio's investment adviser believes the potential for capital growth has lessened or otherwise. The portfolio turnover rate may be expected to vary from year to year. A high portfolio turnover rate (100% or more) increases the Portfolio's transactions costs, including brokerage commissions or dealer costs, and a high portfolio turnover rate may result in the realization of more short-term capital gains than if the Portfolio had lower portfolio turnover. Increases in the Portfolio's transaction costs would adversely impact the Portfolio's performance. The turnover rate will not be a limiting factor, however, if the Portfolio's investment adviser considers portfolio changes appropriate.

TEMPORARY DEFENSIVE STRATEGY. When market conditions dictate a more "defensive" investment strategy, the Portfolio may invest on a temporary basis a portion or all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic banks and in investment grade

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corporate debt securities. Under normal market conditions, the potential for capital growth on these securities will tend to be lower than the potential for capital growth on other securities that may be owned by the Portfolio. The Portfolio may not achieve its investment objective if it takes a defensive position.

                              INVESTMENT ADVISORY
                                    SERVICES

THE ADVISER. Van Kampen Investment Advisory Corp. is the investment adviser for the Portfolio (the "Adviser" or "Advisory Corp."). The Adviser is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $100 billion under management or supervision as of March 31, 2000. Van Kampen Investments' more than 50 open-end and 39 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide. Van Kampen Funds Inc., the distributor of the Portfolio (the "Distributor") and the sponsor of the funds mentioned above, is also a wholly owned subsidiary of Van Kampen Investments. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co. The Adviser's principal office is located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555.

ADVISORY AGREEMENTS. The Portfolio retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Trust, on behalf of the Portfolio, the Portfolio pays the Adviser a monthly fee computed based upon an annual rate applied to average daily net assets of the Portfolio as follows:

                                    % Per
     Average Daily Net Assets       Annum
-------------------------------------------------

The Portfolio's average daily net assets are determined by taking the average of all the determinations of the net assets during a given calendar month. Such fee is payable for each calendar month as soon as practicable after the end of the month.

Under the advisory agreement, the Adviser furnishes offices, necessary facilities and equipment and provides administrative services to the Portfolio. The Portfolio pays all charges and expenses of its day-to-day operations, including service fees, distribution fees, custodian fees, legal and independent accountant fees, the costs of reports and proxies to shareholders, compensation of trustees (other than those who are affiliated persons of the Adviser, Distributor or Van Kampen Investments) and all other ordinary business expenses not specifically assumed by the Adviser.

From time to time, the Adviser or the Distributor may voluntarily undertake to reduce the Portfolio's expenses by reducing the fees payable to them or by reducing other expenses of the Portfolio in accordance with such limitations as the Adviser or Distributor may establish.

The Adviser may utilize at is own expense credit analysis, research and trading support services provided by its affiliate, Van Kampen Asset Management Inc. ("Asset Management").

PERSONAL INVESTMENT POLICIES. The Portfolio, the Adviser and the Distributor have adopted Codes of Ethics designed to recognize the fiduciary relationships among the Portfolio, the Adviser, the Distributor and their respective employees. The Codes permit directors, trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to preclearance and other procedures designed to prevent conflicts of interest.

PORTFOLIO MANAGEMENT. The Aggressive Growth Portfolio is managed by a team of portfolio managers. Senior Portfolio Managers Gary M. Lewis and Dudley Brickhouse are the co-lead managers of the Portfolio. Mr. Lewis has been a Senior Vice President of the Adviser and Asset Management since September 1995. Mr. Lewis became a Vice President and Portfolio Manager of Asset Management in June 1991. Mr. Lewis has been employed by Asset Management since September 1986. He has been affiliated with the Portfolio since its inception.

Mr. Brickhouse has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Asset Management since December 1998. Mr. Brickhouse became an Associate Portfolio Manager of the Adviser and Asset Management in September 1997. Prior to September 1997, Mr. Brickhouse was a Vice President and Portfolio Manager with NationsBank, where he had worked since 1985. He has been affiliated with the Portfolio since its inception.

Senior Portfolio Managers Janet Luby and David Walker and Portfolio Manager Matthew Hart are responsible as co-managers for the day-to-day management of the Portfolio's investment portfolio. Mr. Hart has been a Portfolio Manager since January 1998, and a Vice President of the Adviser and Asset Management since December 1998. Mr. Hart became an Associate Portfolio Manager of the Adviser and Asset Management in August 1997. Prior to August 1997, Mr. Hart held various positions within the portfolio area of AIM Capital Management, Inc., where he had worked since June 1992. Mr. Hart's last position in the AIM portfolio area was as a convertible bonds analyst. He has been affiliated with the Portfolio since its inception.

Ms. Luby has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Asset Management since December 1998. Ms. Luby became an Assistant Vice President of the Adviser and Asset Management in December 1997 and an Associate Portfolio Manager of Asset Management in July 1995. Prior to July 1995, Ms. Luby spent eight years at AIM Capital Management, Inc. where she worked five years in the accounting department and three years in the investment area. Her last position in the AIM investment area was as a senior securities analyst. Ms. Luby also has been the portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since August 1999. She has been affiliated with the Portfolio since its inception.

Mr. Walker has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Asset Management since December 1998. Mr. Walker became an Assistant Vice President of the Adviser and Asset Management in June 1995. Prior to April 1996, Mr. Walker was a Quantitative Analyst of Asset Management and has worked for Asset Management since October 1990. Mr. Walker also has been the portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since September 1997. He has been affiliated with the Portfolio since its inception.

                               PURCHASE OF SHARES

The Portfolio offers one class of shares -- designated as Class II Shares.

The Portfolio has adopted a distribution plan (the "Distribution Plan") with respect to its Class II Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio also has adopted a service plan (the "Service Plan") with respect to its Class II Shares. Under the Distribution Plan and the Service Plan, the Portfolio pays distribution fees in connection with the sale and distribution of its Class II Shares and service fees in connection with the provision of ongoing services to shareholders and maintenance of the shareholders' accounts of its Class II Shares. Under the Distribution Plan and Service Plan, the Portfolio may spend up to a total of 0.35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Distribution Plan and Service Plan to 0.25% per year of the Portfolio's average daily net assets with respect to Class II Shares. From such amount, under the Service Plan, the Portfolio may spend up to 0.25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Because these fees are paid out of the Portfolio's assets on an ongoing basis, these fees will increase the cost of your investment in the Portfolio and may cost you more over time than a class of shares with other types of sales charge arrangements. The net income attributable to Class II Shares will be reduced by the amount of the distribution and service fees and other expenses of the Portfolio associated with such class of shares.

The Portfolio offers shares only to Accounts of various insurance companies to fund the benefits of variable annuity or variable life insurance contracts. The Portfolio does not foresee any disadvantage to holders of Contracts arising out of the fact that the interests of the holders may differ from the interests of holders of life insurance policies and that holders of one insurance policy may differ from holders of other insurance policies. Nevertheless, the Portfolio's Board of

Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. The Contracts are described in the separate prospectuses issued by participating insurance companies and accompanying this Portfolio prospectus.

The Portfolio continuously offers shares to the Accounts at prices equal to the respective per share net asset value of the Portfolio. The Distributor, located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555, acts as the distributor of the shares. The Portfolio and the Distributor reserve the right to refuse any order for the purchase of shares. Net asset value is determined in the manner set forth below under "Determination of Net Asset Value."

                        DETERMINATION OF NET ASSET VALUE

Net asset value per share is computed for the Portfolio as of the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. See the accompanying prospectus for the policies observed by the insurance company. Net asset value of the Portfolio is determined by adding the total market value of all portfolio securities held by the Portfolio, cash and other assets, including accrued interest. All liabilities, including accrued expenses, of the Portfolio are subtracted. The resulting amount is divided by the total number of outstanding shares of the Portfolio to arrive at the net asset value of each share. See "Determination of Net Asset Value" in the Statement of Additional Information for further information.

Securities listed or traded on a national securities exchange are valued at the last sale price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean between the last reported bid and asked prices. U.S. government and agency obligations are valued at the mean between the last reported bid and asked prices. Listed options are valued at the last reported sale price on the exchange on which such option is traded or, if no sales are reported, at the mean between the last reported bid and asked prices. Private placement securities are valued at the last reported bid price. Securities for which market quotations are not readily available and other assets are valued at a fair value in good faith by the Adviser in accordance with procedures established by the Portfolio's Board of Trustees. Short-term investments for the Portfolio are valued as described in the notes to financial statements in the Statement of Additional Information.

Trading in securities on many foreign securities exchanges (including European and Far Eastern securities exchange) and over-the-counter markets is normally completed before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, securities trading in a particular country or countries may not take place on all business days for the Exchange or may take place on days which are not business days for the Exchange. Changes in valuations on certain securities may occur at times or on days on which the Portfolio's net asset value is not calculated and on which the Portfolio does not effect sales, redemptions and exchanges of its shares. The Portfolio calculates net asset value per share, and therefore effects sales, redemptions and exchanges of its shares, as of the close of trading on the Exchange each day the Exchange is open for trading. Such calculation does not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value as determined in good faith by the Adviser based in accordance with procedures established by the Portfolio's Board of Trustees.

                              REDEMPTION OF SHARES

Payment for shares tendered for redemption by the insurance company is made ordinarily in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value per share next determined after the receipt of a request in proper form. The market values of the securities in the Portfolio are subject to daily fluctuations and the net asset value per share of the Portfolio's shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the investor's cost.

                                   DIVIDENDS,
                                 DISTRIBUTIONS
                                   AND TAXES

All dividends and capital gains distributions of the Portfolio are automatically reinvested by the Account in additional shares of the Portfolio.

Dividends from stocks and interest earned from other investments are the main sources of income for the Portfolio. Substantially all of this income, less expenses, is distributed to Accounts at least annually. When the Portfolio sells portfolio securities, it may realize capital gains or losses, depending on whether the prices of the securities sold are higher or lower than the prices the Portfolio paid to purchase them. The Portfolio distributes any net capital gains to Accounts at least annually.

TAX STATUS OF THE PORTFOLIO. The Portfolio has elected and qualified, and intends to continue to qualify, to be taxed as a "regulated investment company" under the Code. By maintaining its qualification as a regulated investment company, the Portfolio is not subject to federal income taxes to the extent it distributes its investment company taxable income and net capital gain. If for any taxable year the Portfolio distributes less than an amount equal to the sum of 98% of its ordinary income and 98% of its capital gain net income, then the Portfolio will be subject to a 4% excise tax on the undistributed amounts. If for any taxable year the Portfolio does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income, including any net capital gain, would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders).

TAX TREATMENT TO INSURANCE COMPANY AS SHAREHOLDER. The investments of the Accounts in the Portfolios are subject to the diversification requirements of
Section 817(h) of the Code, which must be met at the end of each calendar quarter of the year (or within 30 days thereafter). Regulations issued by the Secretary of the Treasury have the effect of requiring the Accounts to invest no more than 55% of their total assets in securities of any one issuer, no more than 70% in the securities of any two issuers, no more than 80% in the securities of any three issuers, and no more than 90% in the securities of any four issuers. For this purpose, the U.S. Treasury and each U.S. Government agency and instrumentality is considered to be a separate issuer. In the event the investments of the Accounts in the Portfolio are not properly diversified under Code Section 817(h), then the policies funded by shares of the Portfolio will not be treated as life insurance for federal income tax purposes and the owners of the policies will be subject to taxation on their respective shares of the dividends and distributions paid by the Portfolio.

Dividends paid by the Portfolio from its investment company taxable income (consisting generally of taxable income and net short-term capital gain) are includable in the insurance company's gross income. The tax treatment of such dividends depends on the insurance company's tax status. Some portion of the dividends from the Portfolio may be eligible for the dividends received deduction for corporations if the Portfolio receives qualifying dividends during the taxable year and if certain other requirements of the Code are satisfied. The Portfolio will send to the Accounts a written notice (contained in the annual report) required by the Code designating the amount and character of any distributions made during such year.

Under the Code, any dividends designated as being made from the Portfolio's net capital gain are taxable to the insurance company as long-term capital gains. Such capital gain dividends will be so designated in a written notice to the Accounts (contained in the annual report). Capital gain dividends are not eligible for the dividends received deduction for corporations. Dividends and capital gain dividends to the insurance company may also be subject to state and local taxes.

As described in the accompanying prospectus for the Contracts, the insurance company reserves the right to assess the Account a charge for any taxes paid by the insurance company.

                               BOARD OF TRUSTEES
                                  AND OFFICERS

                               BOARD OF TRUSTEES

J. Miles Branagan         Richard F. Powers, III*
Jerry D. Choate           Phillip B. Rooney
Linda Hutton Heagy        Fernando Sisto
R. Craig Kennedy          Wayne W. Whalen*, Chairman
Mitchell M. Merin*        Suzanne H. Woolsey
Jack E. Nelson

                                    OFFICERS

Richard F. Powers, III*
President

Stephen L. Boyd*
Executive Vice President and Chief Investment Officer

A. Thomas Smith III*
Vice President and Secretary

John H. Zimmermann, III*
Vice President

Michael H. Santo*
Vice President

John L. Sullivan*
Vice President, Chief Financial Officer & Treasurer

Richard A. Ciccarone*
Vice President

John R. Reynoldson*
Vice President

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

                              FOR MORE INFORMATION

EXISTING SHAREHOLDERS OR PROSPECTIVE INVESTORS
Call your broker or (800) 341-2929
7:00 a.m. to 7:00 p.m. Central time Monday through Friday

DEALERS
For dealer information, selling agreements, wire orders, or redemptions, call the Distributor at (800) 421-5666

TELECOMMUNICATIONS DEVICE FOR THE DEAF
For shareholder and dealer inquiries through Telecommunications Device for the Deaf (TDD), call (800) 421-2833

WEB SITE
www.vankampen.com

VAN KAMPEN LIFE INVESTMENT TRUST --
AGGRESSIVE GROWTH PORTFOLIO
1 Parkview Plaza
PO Box 5555
Oakbrook Terrace, IL 60181-5555

Investment Adviser

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
PO Box 5555
Oakbrook Terrace, IL 60181-5555

Distributor

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
PO Box 5555
Oakbrook Terrace, IL 60181-5555

Transfer Agent

VAN KAMPEN INVESTOR SERVICES INC.
PO Box 218256
Kansas City, MO 64121-8256
Attn: Van Kampen Life Investment Trust --
Aggressive Growth Portfolio

Custodian

STATE STREET BANK AND TRUST COMPANY
225 West Franklin Street, PO Box 1713
Boston, MA 02105-1713
Attn: Van Kampen Life Investment Trust --
Aggressive Growth Portfolio

Legal Counsel

SKADDEN, ARPS, SLATE, MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, IL 60606

Independent Accountants

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, IL 60606

                                   VAN KAMPEN
                             LIFE INVESTMENT TRUST
                          AGGRESSIVE GROWTH PORTFOLIO

                                CLASS II SHARES
                                   PROSPECTUS

                               SEPTEMBER   , 2000
                 A Statement of Additional Information, which contains more details about the Trust and Aggressive Growth Portfolio, is incorporated by reference in its entirety into this prospectus.

                 You will find additional information about the Portfolio in its annual and semiannual reports to shareholders. The annual report explains the market conditions and investment strategies affecting the Portfolio's performance during its last fiscal year.

                 You can ask questions or obtain a free copy of the Portfolio's reports or the Statement of Additional Information by calling (800) 341-2911 from 7:00 a.m. to 7:00 p.m., Central time, Monday through Friday.
                 Telecommunications Device for the Deaf users may call (800) 421-2833.

                 Information about the Trust and the Aggressive Growth Portfolio, including the reports and Statement of Additional Information, has been filed with the Securities and Exchange Commission (SEC). It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov), or by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, and paying a duplication fee.

                            [VAN KAMPEN FUNDS LOGO]
          The Portfolio's Investment Company Act File No. is 811-4424.
                                                                        LIT PRO
                                                                 AG GRO II 9/00

     The information in this prospectus is not complete and may be changed. The Portfolio may not sell these securities until the post-effective amendment to the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities.

                            [VAN KAMPEN FUNDS LOGO]

                   SUBJECT TO COMPLETION -- DATED JUNE 23, 2000

                                   VAN KAMPEN
                             LIFE INVESTMENT TRUST
                              TECHNOLOGY PORTFOLIO

The Technology Portfolio is a mutual fund with the investment objective to seek capital appreciation. The Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in a portfolio of common stocks of companies considered by the Portfolio's investment adviser to rely extensively on technology, science or communications in their product development or operations.
Shares of the Portfolio have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any state regulator, and neither the SEC nor any state regulator has passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                  This prospectus is dated SEPTEMBER   , 2000.

                                CLASS II SHARES
                                   PROSPECTUS

                               TABLE OF CONTENTS

Risk/Return Summary...............................   3
Van Kampen Life Investment Trust General
  Information.....................................   4
Investment Objective, Policies and Risks..........   4
Investment Advisory Services......................   8
Purchase of Shares................................  10
Redemption of Shares..............................  11
Dividends, Distributions and Taxes................  11

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus, in connection with the offer contained in this prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Portfolio, the Portfolio's investment adviser, or the Portfolio's distributor. This prospectus does not constitute an offer by the Portfolio or by the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Portfolio to make such an offer in such jurisdiction.

                              RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE

The Technology Portfolio is a mutual fund with an investment objective of capital appreciation.

                             INVESTMENT STRATEGIES

The Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in a portfolio of common stocks of companies which rely extensively on technology, science or communications in their product development or operations. Under normal market conditions, the Portfolio invests at least 65% of the Portfolio's total assets in a portfolio of common stocks of companies considered by the Portfolio's investment adviser to rely extensively on technology, science or communications in their product development or operations. The Portfolio's investment adviser uses a "bottom up" investment strategy in stock selection focusing on those companies that it believes have rising earnings expectations and rising valuations. The Portfolio seeks growth companies with long-term capital appreciation potential. The Portfolio generally sells securities when earnings expectations or valuations flatten or decline. The Portfolio may invest in larger, more established companies or in smaller or unseasoned companies. The Portfolio may invest up to 10% of its total assets in securities of foreign issuers. The Portfolio may invest in certain derivatives, such as options, futures and options on futures, which may subject the Portfolio to additional risks.

                                INVESTMENT RISKS

An investment in the Portfolio is subject to investment risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.

MARKET RISK. Market risk is the possibility that the market values of securities owned by the Portfolio will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in common stocks generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. The Portfolio emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. During an overall market decline, stock prices of smaller or unseasoned companies often fluctuate more and may fall more than the prices of larger, more established companies.

TECHNOLOGY-ORIENTED COMPANIES RISK. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.

FOREIGN RISKS. Because the Portfolio may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

RISKS OF USING DERIVATIVE INVESTMENTS. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and options on futures are examples of derivatives. Derivative investments involve risks different from direct investment in underlying securities such as imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may incur losses that partially or completely offset gains in portfolio positions; risks that the transactions may not be liquid; and manager risk.

MANAGER RISK. As with any managed fund, the Portfolio's investment adviser may not be successful in selecting the best-performing securities or investment techniques, and the Portfolio's performance may lag behind that of similar funds.

                                INVESTOR PROFILE

In light of the Portfolio's investment objective and strategies, the Portfolio may be appropriate for investors who:

- Seek capital appreciation over the long term

- Do not seek current income from their investment

- Can withstand substantial volatility in the value of their Portfolio shares

- Wish to add to their investment portfolio a fund that invests primarily in common stocks of companies that rely extensively on technology, science or communications in their product development or operations

An investment in the Portfolio is not a deposit of any bank or other insured depository institution. Your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Portfolio may not be appropriate for all investors. The Portfolio is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Portfolio. An investment in the Portfolio is intended to be a long-term investment and the Portfolio should not be used as a trading vehicle.

                            PERFORMANCE INFORMATION

As of the date of this prospectus, the Portfolio had not commenced investment operations and thus has no historical calendar year annual performance or comparative performance tables.

                                VAN KAMPEN LIFE
                                INVESTMENT TRUST
                              GENERAL INFORMATION

Van Kampen Life Investment Trust (the "Trust") is an open-end management investment company which offers shares in several separate portfolios, including this Technology Portfolio. Each portfolio is in effect a separate mutual fund. Each portfolio of the Trust has a different investment objective(s) which it pursues through its investment policies. Each portfolio has its own income, expenses, assets, liabilities and net asset value and each portfolio issues its own shares. Shares of each portfolio represent an interest only in that portfolio.

Shares are sold only to separate accounts (the "Accounts") of various insurance companies to fund the benefits of variable annuity or variable life insurance policies (the "Contracts"). The Accounts may invest in shares of the portfolios in accordance with allocation instructions received from contract owners ("Contract Owners"). Such allocation rights, as well as sales charges and other expenses imposed on Contract Owners by the Contracts, are further described in the accompanying Contract prospectus.

                             INVESTMENT OBJECTIVE,
                               POLICIES AND RISKS

The investment objective of the Portfolio is to seek capital appreciation. Any ordinary income received from portfolio securities is entirely incidental to the Portfolio's investment objective. The investment objective of the Portfolio may be changed by the Portfolio's Board of Trustees without shareholder approval, but no change is anticipated. If there is a change in the investment objective of the Portfolio, the Portfolio will notify shareholders and shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs. There are risks inherent in all investments in securities; accordingly there can be no assurance that the Portfolio will achieve its investment objective.

The Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in a portfolio of common stocks of companies which rely extensively on technology, science or communications in their product development or operations. Under normal conditions, the Portfolio will invest at least 65% of the Portfolio's total assets in a portfolio of common stocks of companies considered by the Portfolio's investment adviser to rely extensively on technology, science and communications in their product development or operations. As of the date of this prospectus, industries likely to be represented in the Portfolio's portfolio include, but are not limited to, computers and peripheral products, computer software, electronic components and systems, e-commerce, telecommunications, media, cable and information services, pharmaceuticals, hospital supply and medical devices, biotechnology, environmental services, and defense and aerospace. Investments may also include companies that should benefit from technological, scientific or communication advances even if they are not directly involved in the research and development of such products or services. Investments in such companies may offer greater opportunities for capital growth but also may involve special risks. The securities of such companies, especially those of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements because technology, science and communications are rapidly changing fields, there are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. The Portfolio may invest in securities that have above average volatility of price movement. Because prices of common stocks and other securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance.

The Portfolio's primary approach is to seek what the Portfolio's investment adviser believes to be unusually attractive growth opportunities on an individual company basis. The Portfolio's investment adviser uses a "bottom-up" disciplined style of investing. The Portfolio's investment adviser relies on its research capabilities and company/analyst meetings in reviewing companies. The Portfolio focuses on those companies that exhibit rising earnings expectations and rising valuations. In selecting securities for investment, the Portfolio generally seeks companies that appear to be positioned to produce an attractive level of future earnings through the development of new products, services or markets or as a result of changing markets or industry conditions. The Portfolio's investment adviser expects that many of the companies in which the Portfolio invests will, at the time of investment, be experiencing high rates of earnings growth. The securities of such companies may trade at higher price to earnings ratios relative to more established companies and rates of earnings growth may be higher than the market average. Stock prices of these companies may tend to be more volatile.

The companies and industries in which the Portfolio invests will change over time depending on the Portfolio's investment adviser's assessment of each company's reliance on technology, science or communications in its product development or operations. Although the Portfolio will limit its investments to 25% of its net assets in any single industry, a significant portion of the Portfolio's assets may be invested in securities of companies within the same market sector of the economy (for example, pharmaceuticals, hospital supply and medical devices, and biotechnology may, at times, be similarly affected by factors related to the health care or health care-related sectors of the economy). This may occur, for example, when the Portfolio's investment adviser believes that several companies in the same sector each offer unusually attractive growth opportunities. To the extent that the Portfolio invests a significant portion of its assets in a limited number of market sectors, the Portfolio will be more susceptible to economic, political, regulatory or other factors which may influence such sectors.

The Portfolio may invest in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant on one or a few key people, special products and techniques, limited or cyclical product lines, markets or resources or unusual developments, such as mergers, liquidations, bankruptcies or leveraged buyouts. Investments in smaller or unseasoned companies or companies with special circumstances often involve much greater risks than are inherent in other types of investments, because securities of such companies may be more likely to experience unexpected fluctuations in price.

The Portfolio may dispose of a security whenever, in the opinion of the Portfolio's investment adviser, factors indicate it is advisable to do so. The Portfolio generally sells securities when earnings expectations or valuations flatten or decline. Other factors may include changes in the company's operations or relative market performance or appreciation possibilities offered by individual securities, a change in the market trend or other factors affecting an individual security, a change in economic or market factors in general or with respect to a particular industry, and other circumstances bearing on the desirability of a given investment. In addition, if an individual stock position appreciates to a point where it begins to account for a larger percentage of the Portfolio's assets, the Portfolio's investment adviser may sell a portion of the position held.

The Portfolio invests primarily in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

While the Portfolio invests primarily in common stocks, the Portfolio may invest in preferred stocks, convertible securities and rights and warrants to purchase common or preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

A convertible security is a bond, debenture, note, preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying equity securities although the market prices of the convertible securities may be affected by any dividend changes or other changes in the underlying equity securities.

Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter duration than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

                             RISKS OF INVESTING IN

                         SECURITIES OF FOREIGN ISSUERS

The Portfolio may invest up to 10% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in foreign securities present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on dividend or interest payments or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Also, foreign securities may not be as liquid and may be more volatile than comparable domestic securities.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the U. S., and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of exchanges, brokers and dealers than there is in the U.S., the Portfolio may experience settlement difficulties or delays not usually encountered in the U.S.

Delays in making trades in foreign securities relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Portfolio are not fully invested or attractive investment opportunities are foregone.

Investments in securities of developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

In addition to the increased risks of investing in foreign securities, there are often increased transaction costs associated with investing in foreign securities including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs, and higher settlement costs or custodial costs.

                        USING OPTIONS, FUTURES CONTRACTS

                              AND RELATED OPTIONS

The Portfolio may, but is not required to, use various investment strategic transactions, including options, futures contracts and options on futures contracts, in several different ways depending upon the status of the Portfolio's portfolio and the Portfolio's investment adviser's expectations concerning the securities markets. Although the Portfolio's investment adviser seeks to use the practices to further the Portfolio's investment objective, no assurance can be given that the use of these practices will achieve this result.

In times of stable or rising stock prices, the Portfolio generally seeks to be fully invested in equity securities. Even when the Portfolio is fully invested, however, prudent management requires that at least a small portion of assets be available as cash to honor redemption requests and for other short-term needs. The Portfolio may also have cash on hand that has not yet been invested. The portion of the Portfolio's assets that is invested in cash or cash equivalents does not fluctuate with stock market prices, so that, in times of rising market prices, the Portfolio may underperform the market in proportion to the amount of cash or cash equivalents in its portfolio. By purchasing stock index futures contracts, however, the Portfolio can compensate for the cash portion of its assets and may obtain performance equivalent to investing 100% of its assets in equity securities.

The Portfolio can engage in options transactions on securities (or stock index options or options on futures) to attempt to manage the portfolio's risk in advancing or declining markets. For example, the value of a put option generally increases as the value of the underlying security declines below a specified level. Value is protected against a market decline to the degree the performance of the put correlates with the performance of the Portfolio's investment portfolio. If the market remains stable or advances, the Portfolio can refrain from exercising the put and its portfolio will participate in the advance, having incurred only the premium cost for the put.

Generally, the Portfolio expects that options will be purchased or sold on securities exchanges. However, the Portfolio is authorized to purchase and sell listed and over-the-counter options ("OTC Options"). OTC Options are subject to certain additional risks including default by the other party to the transaction and the liquidity of the transactions.

The Portfolio may use futures in many ways, for example, if the Portfolio's investment adviser forecasts a market decline, the Portfolio may seek to reduce its exposure to the securities markets by increasing its cash position. By selling stock index futures contracts instead of portfolio securities, a similar result can be achieved to the extent that the performance of the futures contracts correlates to the performance of the Portfolio's portfolio securities. Sales of futures contracts frequently may be accomplished more rapidly and at less cost than the actual sale of securities. Once the desired hedged position has been reached, the Portfolio could then liquidate securities in a more deliberate manner.

In certain cases, the options and futures markets provide investment or risk management opportunities that are not available from direct investments in securities. In addition, some strategies can be performed with greater ease and at lower cost by utilizing the options and futures markets rather than purchasing or selling portfolio securities. However, such transactions involve risks different from the direct investment in underlying securities. For example, there may be imperfect correlation between the value of the instruments and the underlying assets. In addition, the use of such instruments includes the risks of default by the other party to certain transactions. The Portfolio may incur losses in using these instruments that partially or completely offset gains in portfolio positions. These transactions may not be liquid and involve manager risk. In addition, such transactions may involve commissions and other costs, which may increase the Portfolio's expenses and reduce its return.

A more complete discussion of options, futures contracts and related options and their risks is contained in the Portfolio's Statement of Additional Information. The Statement of Additional Information can be obtained by investors free of charge as described on the back cover of this prospectus.

                       OTHER INVESTMENTS AND RISK FACTORS

For cash management purposes, the Portfolio may engage in repurchase agreements with broker-dealers, banks and other financial institutions in order to earn a return on temporarily available cash. Such transactions are subject to the risk of default by the other party.

The Portfolio may invest up to 15% of the Portfolio's net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Portfolio would like. Thus, the Portfolio may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

Further information about these types of investments and other investment practices that may be used by the Portfolio is contained in the Portfolio's Statement of Additional Information.

The Portfolio may sell securities without regard to the length of time they have been held in order to take advantage of new investment opportunities, or when the Portfolio's investment adviser believes the potential for capital appreciation has lessened, or for other reasons. The portfolio turnover rate may be expected to vary from year to year. A high portfolio turnover rate (100% or more) increases the Portfolio's transactions costs (including brokerage commissions or dealer costs) and a high portfolio turnover rate may result in the realization of more short-term capital gains than if the Portfolio had a lower portfolio turnover rate. Increases in the Portfolio's transactions costs would adversely impact the Portfolio's performance. The turnover rate will not be a limiting factor, however, if the Portfolio's investment adviser considers portfolio changes appropriate.

TEMPORARY DEFENSIVE STRATEGY. When market conditions dictate a more "defensive" investment strategy, the Portfolio may invest on a temporary basis a portion or all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million, and repurchase agreements. Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Portfolio. In taking such a defensive position, the Portfolio would not be pursuing and may not achieve its investment objective.

                              INVESTMENT ADVISORY
                                    SERVICES

THE ADVISER. Van Kampen Investment Advisory Corp. is the investment adviser for the Portfolio (the "Adviser" or "Advisory Corp."). The Adviser is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $100 billion under management or supervision as of March 31, 2000. Van Kampen Investments' more than 50 open-end and 39 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide. Van Kampen Funds Inc., the distributor of the Portfolio (the "Distributor") and the sponsor of the funds mentioned above, is also a wholly owned subsidiary of Van Kampen Investments. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co. The Adviser's principal office is located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555.

ADVISORY AGREEMENTS. The Portfolio retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Trust, on behalf of the Portfolio, the Portfolio pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Portfolio as follows:

                                    % Per
     Average Daily Net Assets       Annum
-------------------------------------------------

The Portfolio's average daily net assets are determined by taking the average of all the determinations of the net assets during a given calendar month. Such fee is payable for each calendar month as soon as practicable after the end of the month.

Under the advisory agreement, the Adviser furnishes offices, necessary facilities and equipment and provides administrative services to the Portfolio. The Portfolio pays all charges and expenses of its day-to-day operations, including service fees, distribution fees, custodian fees, legal and independent accountant fees, the costs of reports and proxies to shareholders, compensation of trustees (other than those who are affiliated persons of the Adviser, Distributor or Van Kampen Investments) and all other ordinary business expenses not specifically assumed by the Adviser.

From time to time, the Adviser or the Distributor may voluntarily undertake to reduce the Portfolio's expenses by reducing the fees payable to them or by reducing other expenses of the Portfolio in accordance with such limitations as the Adviser or Distributor may establish.

The Adviser may utilize at is own expense credit analysis, research and trading support services provided by its affiliate, Van Kampen Asset Management Inc. ("Asset Management").

PERSONAL INVESTMENT POLICIES. The Portfolio, the Adviser and the Distributor have adopted Codes of Ethics designed to recognize the fiduciary relationships among the Portfolio, the Adviser, the Distributor and their respective employees. The Codes permit directors, trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to preclearance and other procedures designed to prevent conflicts of interest.

PORTFOLIO MANAGEMENT. The Technology Portfolio is managed by a team of portfolio managers. Senior Portfolio Managers Gary M. Lewis and David Walker are the co-lead managers of the Portfolio. Mr. Lewis has been a Senior Vice President of the Adviser and Asset Management since September 1995. Mr. Lewis became a Vice President and Portfolio Manager of Asset Management in June 1991. Mr. Lewis has been employed by Asset Management since September 1986. He has been affiliated with the Portfolio since its inception.

Mr. Walker has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Asset Management since December 1998. Mr. Walker became an Assistant Vice President of the Adviser and Asset Management in June 1995. Prior to April 1996, Mr. Walker was a Quantitative Analyst of Asset Management and has worked for Asset Management since October 1990. Mr. Walker also has been the portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since September 1997. He has been affiliated with the Portfolio since its inception.

Senior Portfolio Managers Dudley Brickhouse and Janet Luby, and Portfolio Manager Matthew Hart are responsible for the day-to-day management of the Portfolio's investment portfolio. Mr. Brickhouse has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Asset Management since December 1998. Mr. Brickhouse became an Associate Portfolio Manager of the Adviser and Asset Management in September 1997. Prior to September 1997, Mr. Brickhouse was a Vice President and Portfolio Manager with NationsBank, where he had worked since 1985. He has been affiliated with the Portfolio since its inception.

Mr. Hart has been a Portfolio Manager since January 1998, and a Vice President of the Adviser and Asset Management since December 1998. Mr. Hart became an Associate Portfolio Manager of the Adviser and Asset Management in August 1997. Prior to August 1997, Mr. Hart held various positions within the portfolio area of AIM Capital Management, Inc., where he had worked since June 1992. Mr. Hart's last position in the AIM portfolio area was a convertible bonds analyst. He has been affiliated with the Portfolio since its inception.

Ms. Luby has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Asset Management since December 1998. Ms. Luby became an Assistant Vice President of the Adviser and Asset Management in December 1997 and an Associate Portfolio Manager of Asset Management in July 1995. Prior to July 1995, Ms. Luby spent eight years at AIM Capital Management, Inc. where she worked five years in the accounting department and three years in the investment area. Her last position in the AIM investment area was as a senior securities analyst. Ms. Luby also has been the portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since August 1999. She has been affiliated with the Portfolio since its inception.

                               PURCHASE OF SHARES

The Portfolio offers one class of shares -- designated as Class II Shares.

The Portfolio has adopted a distribution plan (the "Distribution Plan") with respect to its Class II Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio also has adopted a service plan (the "Service Plan") with respect to its Class II Shares. Under the Distribution Plan and the Service Plan, the Portfolio pays distribution fees in connection with the sale and distribution of its Class II Shares and service fees in connection with the provision of ongoing services to shareholders and maintenance of the shareholders' accounts of its Class II Shares. Under the Distribution Plan and Service Plan, the Portfolio may spend up to a total of 0.35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Distribution Plan and Service Plan to 0.25% per year of the Portfolio's average daily net assets with respect to Class II Shares. From such amount, under the Service Plan, the Portfolio may spend up to 0.25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Because these fees are paid out of the Portfolio's assets on an ongoing basis, these fees will increase the cost of your investment in the Portfolio and may cost you more over time than a class of shares with other types of sales charge arrangements. The net income attributable to Class II Shares will be reduced by the amount of the distribution and service fees and other expenses of the Portfolio associated with such class of shares.

The Portfolio offers shares only to Accounts of various insurance companies to fund the benefits of variable annuity or variable life insurance contracts. The Portfolio does not foresee any disadvantage to holders of Contracts arising out of the fact that the interests of the holders may differ from the interests of holders of life insurance policies and that holders of one insurance policy may differ from holders of other insurance policies. Nevertheless, the Portfolio's Board of Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. The Contracts are described in the separate prospectuses issued by participating insurance companies and accompanying this Portfolio prospectus.

The Portfolio continuously offers shares to the Accounts at prices equal to the respective per share net asset value of the Portfolio. The Distributor, located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555, acts as the distributor of the shares. The Portfolio and the Distributor reserve the right to refuse any order for the purchase of shares. Net asset value is determined in the manner set forth below under "Determination of Net Asset Value."

                        DETERMINATION OF NET ASSET VALUE

Net asset value per share is computed for the Portfolio as of the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. See the accompanying prospectus for the policies observed by the insurance company. Net asset value of the Portfolio is determined by adding the total market value of all portfolio securities held by the Portfolio, cash and other assets, including accrued interest. All liabilities, including accrued expenses, of the Portfolio are subtracted. The resulting amount is divided by the total number of outstanding shares of the Portfolio to arrive at the net asset value of each share. See "Determination of Net Asset Value" in the Statement of Additional Information for further information.

Securities listed or traded on a national securities exchange are valued at the last sale price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean between the last reported bid and asked prices. U.S. government and agency obligations are valued at the mean between the last reported bid and asked prices. Listed options are valued at the last reported sale price on the exchange on which such option is traded or, if no sales are reported, at the mean between the last reported bid and asked prices. Private placement securities are valued at the last reported bid price. Securities for which market quotations are not readily available and other assets are valued at a fair value in good faith by the Adviser in accordance with procedures established by the Portfolio's Board of Trustees. Short-term investments for the Portfolio are valued as described in the notes to financial statements in the Statement of Additional Information.

Trading in securities on many foreign securities exchanges (including European and Far Eastern securities exchange) and over-the-counter markets is normally completed before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, securities trading in a particular country or countries may not take place on all business days for the Exchange or may take place on days which are not business days for the Exchange. Changes in valuations on certain securities may occur at times or on days on which the Portfolio's net asset value is not calculated and on which the Portfolio does not effect sales, redemptions and exchanges of its shares. The Portfolio calculates net asset value per share, and therefore effects sales, redemptions and exchanges of its shares, as of the close of trading on the Exchange each day the Exchange is open for trading. Such calculation does not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value as determined in good faith by the Adviser based in accordance with procedures established by the Portfolio's Board of Trustees.

                              REDEMPTION OF SHARES

Payment for shares tendered for redemption by the insurance company is made ordinarily in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value per share next determined after the receipt of a request in proper form. The market values of the securities in the Portfolio are subject to daily fluctuations and the net asset value per share of the Portfolio's shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the investor's cost.

                                   DIVIDENDS,
                                 DISTRIBUTIONS
                                   AND TAXES

All dividends and capital gains distributions of the Portfolio are automatically reinvested by the Account in additional shares of the Portfolio.

Dividends from stocks and interest earned from other investments are the main sources of income for the Portfolio. Substantially all of this income, less expenses, is distributed to Accounts at least annually. When the Portfolio sells portfolio securities, it may realize capital gains or losses, depending on whether the prices of the securities sold are higher or lower than the prices the Portfolio paid to purchase them. The Portfolio distributes any net capital gains to Accounts at least annually.

TAX STATUS OF THE PORTFOLIO. The Portfolio has elected and qualified, and intends to continue to qualify, to be taxed as a "regulated investment company" under the Code. By maintaining its qualification as a regulated investment company, the Portfolio is not subject to federal income taxes to the extent it distributes its investment company taxable income and net capital gain. If for any taxable year the Portfolio distributes less than an amount equal to the sum of 98% of its ordinary income and 98% of its capital gain net income, then the Portfolio will be subject to a 4% excise tax on the undistributed amounts. If for any taxable year the Portfolio does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income, including any net capital gain, would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders).

TAX TREATMENT TO INSURANCE COMPANY AS SHAREHOLDER. The investments of the Accounts in the Portfolios are subject to the diversification requirements of
Section 817(h) of the Code, which must be met at the end of each calendar quarter of the year (or within 30 days thereafter). Regulations issued by the Secretary of the Treasury have the effect of requiring the Accounts to invest no more than 55% of their total assets in securities of any one issuer, no more than 70% in the securities of any two issuers, no more than 80% in the securities of any three issuers, and no more than 90% in the securities of any four issuers. For this purpose, the U.S. Treasury and each U.S. Government agency and instrumentality is considered to be a separate issuer. In the event the investments of the Accounts in the Portfolio are not properly diversified under Code Section 817(h), then the policies funded by shares of the Portfolio will not be treated as life insurance for federal income tax purposes and the owners of the policies will be subject to taxation on their respective shares of the dividends and distributions paid by the Portfolio.

Dividends paid by the Portfolio from its investment company taxable income (consisting generally of taxable income and net short-term capital gain) are includable in the insurance company's gross income. The tax treatment of such dividends depends on the insurance company's tax status. Some portion of the dividends from the Portfolio may be eligible for the dividends received deduction for corporations if the Portfolio receives qualifying dividends during the taxable year and if certain other requirements of the Code are satisfied. The Portfolio will send to the Accounts a written notice (contained in the annual report) required by the Code designating the amount and character of any distributions made during such year.

Under the Code, any dividends designated as being made from the Portfolio's net capital gain are taxable to the insurance company as long-term capital gains. Such capital gain dividends will be so designated in a written notice to the Accounts (contained in the annual report). Capital gain dividends are not eligible for the dividends received deduction for corporations. Dividends and capital gain dividends to the insurance company may also be subject to state and local taxes.

As described in the accompanying prospectus for the Contracts, the insurance company reserves the right to assess the Account a charge for any taxes paid by the insurance company.

                               BOARD OF TRUSTEES
                                  AND OFFICERS

                               BOARD OF TRUSTEES

J. Miles Branagan         Richard F. Powers, III*
Jerry D. Choate           Phillip B. Rooney
Linda Hutton Heagy        Fernando Sisto
R. Craig Kennedy          Wayne W. Whalen*, Chairman
Mitchell M. Merin*        Suzanne H. Woolsey
Jack E. Nelson

                                    OFFICERS

Richard F. Powers, III*
President

Stephen L. Boyd*
Executive Vice President and Chief Investment Officer

A. Thomas Smith III*
Vice President and Secretary

John H. Zimmermann, III*
Vice President

Michael H. Santo*
Vice President

John L. Sullivan*
Vice President, Chief Financial Officer & Treasurer

Richard A. Ciccarone*
Vice President

John R. Reynoldson*
Vice President

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

                              FOR MORE INFORMATION

EXISTING SHAREHOLDERS OR PROSPECTIVE INVESTORS
Call your broker or (800) 341-2929
7:00 a.m. to 7:00 p.m. Central time Monday through Friday

DEALERS
For dealer information, selling agreements, wire orders, or redemptions, call the Distributor at (800) 421-5666

TELECOMMUNICATIONS DEVICE FOR THE DEAF
For shareholder and dealer inquiries through Telecommunications Device for the Deaf (TDD), call (800) 421-2833

WEB SITE
www.vankampen.com

VAN KAMPEN LIFE INVESTMENT TRUST --
TECHNOLOGY PORTFOLIO
1 Parkview Plaza
PO Box 5555
Oakbrook Terrace, IL 60181-5555

Investment Adviser

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
PO Box 5555
Oakbrook Terrace, IL 60181-5555

Distributor

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
PO Box 5555
Oakbrook Terrace, IL 60181-5555

Transfer Agent

VAN KAMPEN INVESTOR SERVICES INC.
PO Box 218256
Kansas City, MO 64121-8256
Attn: Van Kampen Life Investment Trust --
Technology Portfolio

Custodian

STATE STREET BANK AND TRUST COMPANY
225 West Franklin Street, PO Box 1713
Boston, MA 02105-1713
Attn: Van Kampen Life Investment Trust --
Technology Portfolio

Legal Counsel

SKADDEN, ARPS, SLATE, MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, IL 60606

Independent Accountants

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, IL 60606

                                   VAN KAMPEN
                             LIFE INVESTMENT TRUST
                              TECHNOLOGY PORTFOLIO

                                CLASS II SHARES
                                   PROSPECTUS
                               SEPTEMBER  , 2000

                 A Statement of Additional Information, which contains more details about the Trust and Technology Portfolio, is incorporated by reference in its entirety into this prospectus.

                 You will find additional information about the Portfolio in its annual and semiannual reports to shareholders. The annual report explains the market conditions and investment strategies affecting the Portfolio's performance during its last fiscal year.

                 You can ask questions or obtain a free copy of the Portfolio's reports or the Statement of Additional Information by calling (800) 341-2911 from 7:00 a.m. to 7:00 p.m., Central time, Monday through Friday.
                 Telecommunications Device for the Deaf users may call (800) 421-2833.

                 Information about the Trust and the Technology Portfolio, including the reports and Statement of Additional Information, has been filed with the Securities and Exchange Commission (SEC). It can be reviewed and copied at the SEC's Public Reference Room in Washington, DC or on the EDGAR database on the SEC's internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov), or by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, and paying a duplication fee.

                            [VAN KAMPEN FUNDS LOGO]
                                             The Portfolio's Investment Company
Act File No. is 811-4424.
LIT PRO
                                                                 TECH II 9/00

        THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THE VAN KAMPEN LIFE INVESTMENT TRUST -- AGGRESSIVE GROWTH PORTFOLIO AND -- TECHNOLOGY PORTFOLIO MAY NOT SELL THESE SECURITIES UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES.


                                                                         LIT SAI
09/00

                  SUBJECT TO COMPLETION -- DATED JUNE 23, 2000


                      STATEMENT OF ADDITIONAL INFORMATION

                        VAN KAMPEN LIFE INVESTMENT TRUST


     Van Kampen Life Investment Trust (the "Trust") is an open-end management investment company with thirteen Portfolios (the "Portfolios"): Aggressive Growth Portfolio, Asset Allocation Portfolio (formerly Multiple Strategy Fund), Comstock Portfolio, Domestic Income Portfolio (formerly Domestic Strategic Income Fund), Emerging Growth Portfolio (formerly Emerging Growth Fund), Enterprise Portfolio (formerly Common Stock Fund), Global Equity Portfolio (formerly Global Equity Fund), Government Portfolio (formerly Government Fund), Growth and Income Portfolio (formerly Growth and Income Fund), Money Market Portfolio (formerly Money Market Fund), Morgan Stanley Real Estate Securities Portfolio (formerly Real Estate Securities Portfolio), Strategic Stock Portfolio and Technology Portfolio. Each Portfolio is in effect a separate diversified mutual fund issuing its own shares.



     This Statement of Additional Information is not a Prospectus. This Statement of Additional Information should be read in conjunction with the Portfolios' prospectuses (the "Prospectuses") dated as of April 28, 2000 for each Portfolio except the Aggressive Growth Portfolio and Technology Portfolio
and dated as of September   , 2000 for the Aggressive Growth Portfolio and
Technology Portfolio. This Statement of Additional Information does not include all the information a prospective investor should consider before purchasing shares of the Trust. Investors should obtain and read a Prospectus containing disclosure with respect to the Portfolio in which the investor wishes to invest prior to purchasing shares of such Portfolio. A Prospectus may be obtained without charge by writing or calling Van Kampen Funds Inc. (the "Distributor") at 1 Parkview Plaza, PO Box 5555, Oakbrook Terrace, Illinois 60181-5555 at (800) 421-5666 or (800) 421-2833 for the hearing impaired.


                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
General Information.........................................  B-2
Investment Objective, Policies and Risks....................  B-3
Options, Futures Contracts and Options on Futures
  Contracts.................................................  B-12
Investment Restrictions.....................................  B-19
Trustees and Officers.......................................  B-36
Investment Advisory Agreements..............................  B-45
Other Agreements............................................  B-48
Distributor.................................................  B-49
Transfer Agent..............................................  B-50
Portfolio Transactions and Brokerage Allocation.............  B-50
Determination of Net Asset Value............................  B-52
Purchase and Redemption of Shares...........................  B-54
Tax Status..................................................  B-55
Portfolio Performance.......................................  B-59
Money Market Portfolio Yield Information....................  B-62
Other Information...........................................  B-62
Description of Securities Ratings...........................  B-64
Report of Independent Accountants...........................  F-1
Financial Statements........................................  F-2
Notes to Financial Statements...............................  F-32
Report of Independent Accountants...........................  F-40
Financial Statements........................................  F-41
Notes to Financial Statements...............................  F-75



     THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED SEPTEMBER   , 2000.

                              GENERAL INFORMATION

     Van Kampen Life Investment Trust, formerly known as Van Kampen American Capital Life Investment Trust (the "Trust"), was originally organized as a business trust under the laws of the Commonwealth of Massachusetts on June 3, 1985 under the name American Capital Life Investment Trust. As of September 16, 1995, the Trust was reorganized as a business trust under the laws of the State of Delaware and changed its name. On July 14, 1998, the Trust adopted its current name.


     Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Investment Advisory Corp. ("Advisory Corp.")(Asset Management and Advisory Corp. are sometimes hereinafter collectively referred to as the "Advisers" or individually as an "Adviser"), Van Kampen Funds Inc. (the "Distributor"), and Van Kampen Investor Services Inc. ("Investor Services") are wholly-owned subsidiaries of Van Kampen Investments Inc. ("Van Kampen Investments"), which is an indirect, wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("Morgan Stanley Dean Witter"). The principal office of the Trust, each Portfolio, the Advisers, the Distributor and Van Kampen Investments is located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555. The principal office of Investor Services is located at 7501 Tiffany Springs Parkway, Kansas City, Missouri 64121-8256. Morgan Stanley Dean Witter Investment Management Inc., the subadviser for the Global Equity Portfolio and the Morgan Stanley Real Estate Portfolio ("MSDWIM" or the "Subadviser"), is a wholly-owned subsidiary of Morgan Stanley Dean Witter. The principal office of the Subadviser is located at 1221 Avenue of the Americas, New York, New York 10020.


     Morgan Stanley Dean Witter is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

     The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interest, par value $0.01 per share, which can be divided into series, such as the Portfolios, and further subdivided into one or more classes of shares of each series. Each share represents an equal proportionate interest in the assets of the series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability.


     Each Portfolio, except the Aggressive Growth Portfolio and Technology Portfolio, currently offers two classes of shares, designated Class I Shares and Class II Shares. Each of the Aggressive Growth Portfolio and Technology Portfolio currently offer only one class of shares, designated as Class II Shares. Other classes of a Portfolio may be established from time to time in accordance with provisions of the Declaration of Trust. Each class of shares of a Portfolio generally are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee.


     Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series and separate votes are taken by each class of a series on matters affecting an individual class of such series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved and a change in the distribution fee for a class of a series would be voted upon by shareholders of only the class of such series involved. Except as otherwise described in the Prospectus or herein, shares do not have cumulative voting rights, preemptive rights or any conversion, subscription or exchange rights.

     The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of majority of the shares then outstanding cast in person or by proxy at such meeting. The Trust will assist such holders in communicating with other shareholders of the Trust to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act"), or rules or regulations promulgated by the Securities and Exchange Commission ("SEC").

     The Trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the Trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the shares of each affected series outstanding and entitled to vote (or such higher vote as may be required by the 1940 Act or other applicable law) and except that the Trustees cannot amend the Declaration of Trust to impose any liability on shareholders, make any assessment on shares or impose liabilities on the Trustees without approval from each affected shareholder or Trustee, as the case may be.

     Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.


     As of September   , 2000, no person was known by the Trust to own
beneficially or to hold of record 5% or more of the outstanding Class I Shares or Class II Shares of any portfolio except as set forth below. As of the date of this Statement of Additional Information, there were no shares of the Aggressive Growth Portfolio or the Technology Portfolio issued or outstanding. The Trust offers its shares only to separate accounts of various insurance companies. Those separate accounts have authority to vote shares from which they have not received instructions from the contract owners, but only in the same proportion with respect to "yes" votes, "no" votes or abstentions as is the case with respect to shares for which instructions were received.



                                                  AMOUNT OF RECORD OWNERSHIP
             NAME AND ADDRESS OF                       OF THE PORTFOLIO         PERCENTAGE    CLASS OF
                RECORD HOLDER                        AT SEPTEMBER , 2000        OWNERSHIP      SHARES
             -------------------                  --------------------------    ----------    --------



                    INVESTMENT OBJECTIVE, POLICIES AND RISKS


     The following disclosure supplements the disclosure set forth in the prospectus and does not, standing alone, present a complete or accurate explanation of the matters disclosed. Readers must refer also to this caption in the Prospectuses for a complete presentation of the matters disclosed below.

REPURCHASE AGREEMENTS

     Each Portfolio may enter into repurchase agreements with broker-dealers, banks and other financial institutions in order to earn a return on temporarily available cash. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Portfolio) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period. Repurchase agreements involve certain risks in the event of default by the other party. Each Portfolio may enter into repurchase agreements with broker-dealers, banks and other financial institutions deemed to be creditworthy by the Portfolio's investment adviser under guidelines approved by the Portfolio's Board of Trustees. No Portfolio will invest in repurchase agreements maturing in more than seven days if any such investment, together with any other illiquid securities held by such Portfolio, would exceed the Portfolio's limitation on illiquid securities described herein. A Portfolio does not bear the risk of a decline in value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, a Portfolio could experience both delays in liquidating the underlying securities and losses including: (a) possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto; (b) possible lack of access to income on the underlying security during this period; and (c) expenses of enforcing its rights.

     For the purpose of investing in repurchase agreements, a Portfolio's investment adviser may aggregate the cash that certain funds or portfolios advised or subadvised by the investment adviser or certain of its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the funds or portfolios that contributed to the joint account share pro rata in the net revenue generated. The investment adviser believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for the participating Portfolio than would be available to the Portfolio investing separately. The manner in which the joint account is managed is subject to conditions set forth in an exemptive order from the SEC permitting this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

     Repurchase agreements are fully collateralized by the underlying securities and are considered to be loans under the 1940 Act. A Portfolio pays for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement will be required to maintain the value of the underlying securities marked-to-market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. government, its agencies and its instrumentalities) may have maturity dates exceeding one year.

FOREIGN SECURITIES

     Each Portfolio that invests in securities of foreign issuers also may purchase foreign securities in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other securities representing underlying shares of foreign companies. These securities may not necessarily be denominated in the same currency as the underlying securities but generally are denominated in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid by the ADR holders. In addition, less information generally is available for an unsponsored ADR than about a sponsored ADR and financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The Portfolios may invest in ADRs through both sponsored and unsponsored arrangements. EDRs are receipts issued in Europe by banks or depositaries which evidence similar ownership arrangement.

FOREIGN CURRENCY TRANSACTIONS

     Each Portfolio's securities that are denominated or quoted in currencies other than the U.S. dollar will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affects the value of these securities in the Portfolio and the income or dividends and appreciation or depreciation of its investments. Changes in foreign currency exchange ratios relative to the U.S. dollar will affect the U.S. dollar value of the Portfolio's assets denominated in that currency and the Portfolio's yield on such assets. In addition, the Portfolio will incur costs in connection with conversions between various currencies. A Portfolio may purchase and sell foreign currency on a spot basis (that is, cash basis) in connection with the settlement of transactions in securities traded in such foreign currency. A Portfolio also may enter into contracts with banks or other foreign currency brokers and dealers to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts to protect against changes in foreign currency exchange rates. A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Such foreign currency strategies may be employed before a Portfolio purchases a foreign security traded in the currency which a Portfolio anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the price of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The Portfolio's custodian will place cash or liquid securities in a segregated account having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts. If the value of the securities placed in the segregated account declines, additional cash or securities are placed in the account on a daily basis so that the value of the account equals the amount of the

Portfolio's commitments with respect to such contracts. As an alternative to maintaining all or part of the segregated account, a Portfolio may purchase a call option permitting the Portfolio to purchase the amount of foreign currency by a forward sale contract at a price no higher than the forward contract price or a Portfolio may purchase a put option permitting the Portfolio to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

DURATION

     Duration is a measure of the expected life of a debt security that was developed as an alternative to the concept of "term to maturity." Duration incorporates a debt security's yield, coupon interest payments, final maturity and call features into one measure. Traditionally a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates. However, "term to maturity" measures only the time until a debt security provides its final payment taking no account of the pattern of the security's payments of interest or principal prior to maturity. Duration is a measure of the expected life of a debt security on a present value basis expressed in years. It measures the length of the time interval between the present and the time when the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received), weighing them by the present value of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity, and for zero coupon issues, duration and term to maturity are equal. In general, the lower the coupon rate of interest or the longer the maturity, or the lower the yield-to-maturity of a debt security, the longer its duration; conversely, the higher the coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter its duration. There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

MORTGAGE-RELATED SECURITIES

     The Government Portfolio invests in mortgage-related securities. Mortgage-related securities may be issued or guaranteed by an agency or instrumentality of the U.S. government, but not necessarily by the U.S. government itself. One type of mortgage-related security is a Government National Mortgage Association ("GNMA") Certificate which is backed as to principal and interest by the full faith and credit of the U.S. government. Another type of mortgage-related security is a Federal National Mortgage Association ("FNMA") Certificate. Principal and interest payments of FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. government. A third type of mortgage-related security is a Federal Home Loan Mortgage Association ("FHLMC") Participation Certificate. This type of security is backed by FHLMC as to payment of principal and interest but, like a FNMA security, it is not backed by the full faith and credit of the U.S. government.

GNMA Certificates

     Government National Mortgage Association. The Government National Mortgage Association is a wholly owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately issued securities backed by pools of mortgages.


     Nature of GNMA Certificates. GNMA Certificates are mortgage-backed securities. The Certificates evidence part ownership of a pool of mortgage loans. The Certificates which the Portfolio purchases are of the modified pass-through type. Modified pass-through Certificates entitle the holder to receive all interest and principal payments owned on the mortgage pool, net of fees paid to the GNMA Certificate issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

     GNMA Certificates are backed by mortgages and, unlike most bonds, their principal amount is paid back by the borrower over the length of the loan rather than in a lump sum at maturity. Principal payments received by the Portfolio will be reinvested in additional GNMA Certificates or in other permissible investments.

     GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers Home Administration or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the United States. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

     Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will result in the return of a portion of principal invested before the maturity of the mortgages in the pool.

     As prepayment rates of individual mortgage pools will vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA are normally used as an indicator of the expected average life of GNMA Certificates. These statistics indicate that the average life of single-family dwelling mortgages with 25-30 year maturities (the type of mortgages backing the vast majority of GNMA Certificates) is approximately twelve years. For this reason, it is customary for pricing purposes to consider GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

     Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the GNMA Certificate issuer.

     The coupon rate by itself, however, does not indicate the yield which will be earned on the Certificates for the following reasons:

     1. Certificates are usually issued at a premium or discount, rather than at par.

     2. After issuance, Certificates usually trade in the secondary market at a premium or discount.

     3. Interest is paid monthly rather than semi-annually as is the case for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

     4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors prepay their mortgages, the principal returned to Certificate holders may be reinvested at higher or lower rates.

     In quoting yields for GNMA Certificates, the customary practice is to assume that the Certificates will have a twelve-year life. Compared on this basis, GNMA Certificates have historically yielded roughly 1/4 of 1.00% more than high grade corporate bonds and 1/2 of 1.00% more than U.S. government and U.S. government agency bonds. As the life of individual pools may vary widely, however, the actual yield earned on any issue of GNMA Certificates may differ significantly from the yield estimated on the assumption of a twelve-year life.

     Market for GNMA Certificates. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Quotes for GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

FNMA Securities

     The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all principal and interest payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the United States.

FHLMC Securities

     The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"): mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the United States.

COLLATERALIZED MORTGAGE OBLIGATIONS

     The Government Portfolio may invest in collateralized mortgage obligations. Collateralized mortgage obligations are debt obligations issued generally by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgages which are secured by mortgage-related securities, including GNMA Certificates, FHLMC Certificates and FNMA Certificates, together with certain funds and other collateral. Scheduled distributions on the mortgage-related securities pledged to secure the collateralized mortgage obligations, together with certain funds and other collateral and reinvestment income thereon at an assumed reinvestment rate, will be sufficient to make timely payments of interest on the obligations and to retire the obligations not later than their stated maturity. Since the rate of payment of principal of any collateralized mortgage obligation will depend on the rate of payment (including prepayments) of the principal of the mortgage loans underlying the mortgage-related securities, the actual maturity of the obligation could occur significantly earlier than its stated maturity. Collateralized mortgage obligations may be subject to redemption under certain circumstances. The rate of interest borne by collateralized mortgage obligations may be either fixed or floating. In addition, certain collateralized mortgage obligations do not bear interest and are sold at a substantial discount (i.e., a price less than the principal amount). Purchases of collateralized mortgage obligations at a substantial discount involves a risk that the anticipated yield on the purchase may not be realized if the underlying mortgage loans prepay at a slower than anticipated rate, since the yield depends significantly on the rate of prepayment of the underlying mortgages. Conversely, purchases of collateralized mortgage obligations at a premium involve additional risk of loss of principal in the event of unanticipated prepayments of the mortgage loans underlying the mortgage-related securities since the premium may not have been fully amortized at the time the obligation is repaid. The market value of collateralized mortgage obligations purchased at a substantial premium of discount is extremely volatile and the effects of prepayments on the underlying mortgage loans may increase such volatility.

     Although payment of the principal and interest on the mortgage-backed certificates pledged to secure collateralized mortgage obligations may be guaranteed by GNMA, FHLMC or FNMA, the collateralized mortgage obligations represent obligations solely of their issuers and generally are not insured or guaranteed by

GNMA, FHLMC, FNMA or any other governmental agency or instrumentality, or by any other person or entity. The issuers of collateralized mortgage obligations typically have no significant assets other than those pledged as collateral for the obligations.

LENDING OF SECURITIES

     Consistent with applicable legal and regulatory requirements and applicable investment restrictions, certain Portfolios may lend portfolio securities to broker-dealers, banks and other recognized financial institutional borrowers of securities provided that such loans are callable at any time by the Portfolio, and are at all times secured by cash collateral that is at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that the Portfolio continues to receive the interest on the loaned securities, while at the same time earning interest on the collateral which will be invested in short-term obligations or on an agreed-upon amount of interest from the borrower of such security. The Portfolio may pay reasonable finders, administrative and custodial fees in connection with loans of its securities. There is no assurance as to the extent to which securities loans can be effected.

     If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Adviser to be creditworthy and when the consideration which can be earned from such loans is believed to justify the attendant risks. On termination of the loan, the borrower is required to return the securities to the Portfolio; any gain or loss in the market price during the loan would inure to the Portfolio.

     When voting or consent rights which accompany loaned securities pass to the borrower, the Portfolio will follow the policy of calling the loan, whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Portfolio's investment in the securities which are the subject of the loan.

FORWARD COMMITMENTS


     Each of the Aggressive Growth Portfolio, the Government Portfolio, Domestic Income Portfolio and Morgan Stanley Real Estate Securities Portfolio may purchase or sell securities on a "when-issued" or "delayed-delivery" basis ("Forward Commitments"). These transactions occur when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future, frequently a month or more after such transaction. The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities covered by the Forward Commitment until delivery and payment takes place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price. The Portfolio may either settle a Forward Commitment by taking delivery of the securities or may either resell or repurchase a Forward Commitment on or before the settlement date in which event the Portfolio may reinvest the proceeds in another Forward Commitment.


     Relative to a Forward Commitment purchase, the Portfolio maintains a segregated account (which is marked-to-market daily) of cash or liquid securities (which may have maturities which are longer than the term of the Forward Commitment) with the Portfolio's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase continues. Since the market value of both the securities subject to the Forward Commitment and the securities held in the segregated account may fluctuate, the use of Forward Commitments may magnify the impact of interest rate changes on the Portfolio's net asset value.

     A Forward Commitment sale is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the Forward Commitment. A Forward Commitment sale is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in value of a security or currency which the Portfolio owns or has the right to acquire. Only the Government Portfolio and the Real Estate Securities Portfolio may engage in forward commitment transactions for cross-hedging purposes. In either circumstance, the Portfolio maintains in a segregated account (which is marked to market daily) either the security covered by the Forward Commitment or cash or liquid securities with the Portfolio's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to sell continues. By entering into a Forward Commitment sale transaction, the Portfolio foregoes or reduces the potential for both gain and loss in the security which is being hedged by the Forward Commitment sale.


     When engaging in Forward Commitments, the Portfolio relies on the other party to complete the transaction. Should the other party fail to do so, the Portfolio might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure. Forward Commitments are not traded on an exchange and thus may be less liquid than exchange traded contracts.


INTEREST RATE TRANSACTIONS

     The Government Portfolio may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio. The Portfolio may also enter into these transactions to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio does not intend to use these transactions as speculative investments and will not enter into interest rate swaps or sell interest rate caps or floors where it does not own or have the right to acquire the underlying securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but foregoes the benefit of an interest rate decline below the minimum amount. Interest rate swaps, caps, floors and collars may be treated as illiquid securities and be subject to the Portfolio's investment restriction limiting investment in illiquid securities.

     The Portfolio may enter into interest rate swaps, caps, floors and collars on either an asset-based or liability-based basis, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolio's custodian. If the Portfolio enters into an interest rate swap on other than a net basis, the Portfolio would maintain a segregated account in the full amount accrued on a daily basis of the Portfolio's obligations with respect to the swap. Interest rate transactions do not constitute senior securities under the 1940 Act when the Portfolio segregates assets to cover the obligations under the transactions. The Portfolio will enter into interest rate swap, cap or floor transactions only with counterparties approved by the Portfolio's Board of Trustees. The Adviser will monitor the creditworthiness of counterparties to its interest rate swap, cap, floor and collar transactions on an ongoing basis. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. To the extent the Portfolio sells (i.e., writes) caps, floors and collars, it will maintain in a segregated account cash or liquid securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Portfolio's net obligations with respect to the caps, floors or collars. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of the market values, interest rates and other applicable factors, the investment performance of the Portfolio would diminish compared with what it would have been if these investment techniques were not used. The use of interest rate swaps, caps, collars and floors may also have the effect of shifting the recognition of income between current and future periods.

     These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

PORTFOLIO TURNOVER

     A Portfolio's turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Portfolio's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year.

ILLIQUID SECURITIES

     Each Portfolio, subject to its investment restrictions, may invest a portion of its assets in illiquid securities, which includes securities that are not readily marketable, repurchase agreements which have a maturity of longer than seven days and generally includes securities that are restricted from sale to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). The sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in over-the-counter markets. Restricted securities are often purchased at a discount from the market price of unrestricted securities of the same issuer reflecting the fact that such securities may not be readily marketable without some time delay. Investments in securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Portfolio's Board of Trustees. Ordinarily, the Portfolio would invest in restricted securities only when it receives the issuer's commitment to register the securities without expense to the Portfolio. However, registration and underwriting expenses (which typically range from 7% to 15% of the gross proceeds of the securities sold) may be paid by the Portfolio. Restricted securities which can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act ("144A Securities") and are determined to be liquid under guidelines adopted by and subject to the supervision of the Portfolio's Board of Trustees are not subject to the limitation on illiquid securities. Such 144A Securities are subject to monitoring and may become illiquid to the extent qualified institutional buyers become, for a time, uninterested in purchasing such securities. Factors used to determine whether 144A Securities are liquid include, among other things, a security's trading history, the availability of reliable pricing information, the number of dealers making quotes or making a market in such security and the number of potential purchasers in the market for such security. For purposes hereof, investments by the Portfolio in securities of other investment companies will not be considered investments in restricted securities to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief (such as "no action" letters issued by the staff of the SEC interpreting or providing guidance on the 1940 Act or the regulations thereunder) from the provisions of the 1940 Act, as amended from time to time.

MONEY MARKET PORTFOLIO

     The Money Market Portfolio seeks to maintain a net asset value of $1.00 per share. To do so, the Portfolio uses the amortized cost method of valuing the Portfolio's securities pursuant to Rule 2a-7 under the 1940 Act, certain requirements of which are summarized below.

     In accordance with Rule 2a-7, the Portfolio is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Portfolio's Board of Trustees to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Portfolio's Board of Trustees.

     In addition, the Portfolio will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts issued by, a single issuer, except that (i) the Portfolio may invest more than 5% of its total assets in a single issuer for a period of up to three business days in certain limited circumstances, (ii) the Portfolio may invest in obligations issued or guaranteed by the U.S. government without any such limitation, and (iii) the limitation with respect to puts does not apply to unconditional puts if no more than 10% of the Portfolio's total assets are invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Portfolio's Board of Trustees to be comparable to those rated in the highest category, will be limited to 5% of the Portfolio's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of the Portfolio's total assets or $1,000,000. As to each security, these percentages are measured at the time the Portfolio purchases the security. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

STRATEGIC STOCK PORTFOLIO

     The Strategic Stock Portfolio invests primarily in dividend paying equity securities of companies included in the DJIA or in the MSCI USA Index (each as defined in the Strategic Stock Portfolio Prospectus). In selecting securities for the Portfolio, the Adviser presently intends to follow the following procedures, subject to and limited by the Portfolio's other investment policies and restrictions.

     The Portfolio will reflect on its books twelve separate sub-accounts (each a "Strategic Sub-Account"). Strategic Sub-Accounts will be successively designated Strategic Sub-Account 1 through Strategic Sub-Account 12.

     As of the close of business on (i) the business day immediately prior to the Portfolio's commencement of investment operations and (ii) the last business day of each month thereafter (each a "Strategic Determination Date"), the Adviser will identify 20 securities pursuant to the Strategic Selection Policies discussed in the Strategic Stock Portfolio Prospectus (the "Current Period Strategic Securities").

     As of commencement of investment operations, the Portfolio invested the assets of Strategic Sub-Account 1 approximately equally in each of the Current Period Strategic Securities determined on the first Strategic Determination Date. This resulted in approximately 5% of the Portfolio's assets being invested in each of the initial Current Period Strategic Securities. On each of the eleven subsequent Strategic Determination Dates, the Adviser invested the cash available for investment due to the sale of new shares and the receipt of dividend and interest income in the next successive Strategic Sub-Account approximately equally in each of the Current Period Strategic Securities for that Strategic Determination Date. Following the twelfth Strategic Determination Date the assets of one Strategic Sub-Account will be evaluated and adjusted each month so that the assets of each Strategic Sub-Account will be reviewed and adjusted once every 12 months.

     Consistent with the Portfolio's investment objective, the Adviser may modify these procedures without prior notice to investors to adjust the frequency of portfolio review and adjustment and to adjust the portion of the Portfolio's assets that is reviewed and adjusted during each period.

          OPTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     Each of the Portfolios, except the Domestic Income Portfolio and the Money Market Portfolio, may, but is not required to, use various investment strategic transaction as described below to earn income, facilitate portfolio management and mitigate risks. Techniques and instruments may change over time as new instruments or strategies are developed or regulatory changes occur. Although the Adviser seeks to use these transactions to further a Portfolio's investment objective(s), no assurance can be given that the use of these transactions will achieve that result.

WRITING CALL AND PUT OPTIONS


     Purpose. Options may be utilized to hedge various market risks or to obtain, through receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Portfolio's current return can be expected to fluctuate because premiums earned from an option writing program and dividend or interest income yields on portfolio securities vary as economic and market conditions change. Writing options on portfolio securities also is likely to result in a higher portfolio turnover.


     Writing Options. The purchaser of a call option pays a premium to the writer (i.e., the seller) for the right to buy the underlying security from the writer at a specified price during a certain period. Each Portfolio writes call options only on a covered basis and only the Government Portfolio and Comstock Portfolio write call options either on a covered basis or for cross-hedging purposes. A call option is covered if at all times during the option period the Portfolio owns or has the right to acquire securities of the type that it would be obligated to deliver if any outstanding option were exercised. Thus, the Government Portfolio may write options on mortgage-related or other U.S. government securities or forward commitments of such securities. An option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a security which a Portfolio owns or has the right to acquire. In such circumstances, a Portfolio collateralizes the option by maintaining in a segregated account with a Portfolio's custodian, cash or liquid securities in an amount not less than the market value of the underlying security, marked to market daily, while the option is outstanding.

     The purchaser of a put option pays a premium to the writer (i.e., the seller) for the right to sell the underlying security to the writer at a specified price during a certain period. A Portfolio would write put options only on a secured basis, which means that, at all times during the option period, the Portfolio would maintain in a segregated account with its custodian cash or liquid securities in an amount of not less than the exercise price of the option, or would hold a put on the same underlying security at an equal or greater exercise price.

     Closing Purchase Transactions and Offsetting Transactions. In order to terminate its position as a writer of a call or put option, a Portfolio could enter into a "closing purchase transaction," which is the purchase of a call
(put) on the same underlying security and having the same exercise price and expiration date as the call (put) previously written by the Portfolio. The Portfolio would realize a gain (loss) if the premium plus commission paid in the closing purchase transaction is lesser (greater) than the premium it received on the sale of the option. A Portfolio would also realize a gain if an option it has written lapses unexercised.

     A Portfolio could write options that are listed on an exchange as well as options which are privately negotiated in over-the-counter transactions. A Portfolio could close out its position as writer of an option only if a liquid secondary market exists for options of that series, but there is no assurance that such a market will exist, particularly in the case of over-the-counter options, since they can be closed out only with the other party to the transaction. Alternatively, a Portfolio could purchase an offsetting option, which would not close out its position as a writer, but would provide an asset of equal value to its obligation under the option written. If a Portfolio is not able to enter into a closing purchase transaction or to purchase an offsetting option with respect to an option it has written, it will be required to maintain the securities subject to the call or the collateral underlying the put until a closing purchase transaction can be entered into (or the option is exercised or expires), even though it might not be advantageous to do so. The staff of the SEC currently takes the position that, in general, over-the-counter options on securities purchased by a Portfolio and portfolio securities "covering" the amount of such Portfolio's obligation pursuant to an over-the-counter option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Portfolio's limitation on illiquid securities described herein.

     The exercise price of call options may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current market value of the underlying securities or futures contracts at the time the options are written. The converse applies to put options.

     Risks of Writing Options. By writing a call option, a Portfolio loses the potential for gain on the underlying security above the exercise price while the option is outstanding; by writing a put option a Portfolio might become obligated to purchase the underlying security at an exercise price that exceeds the then current market price.

PURCHASING CALL AND PUT OPTIONS


     A Portfolio could purchase call options to protect against anticipated increases in the prices of securities it wishes to acquire. In addition, the Aggressive Growth Portfolio, the Comstock Portfolio, the Emerging Growth Portfolio, the Enterprise Portfolio, the Growth and Income Portfolio, the Real Estate Securities Portfolio, the Strategic Stock Portfolio and the Technology Portfolio may purchase call options for capital appreciation. Since the premium paid for a call option is typically a small fraction of the price of the underlying security, a given amount of funds will purchase call options covering a much larger quantity of such security than could be purchased directly. By purchasing call options, a Portfolio could benefit from any significant increase in the price of the underlying security to a greater extent than had it invested the same amount in the security directly. However, because of the very high volatility of option premiums, a Portfolio would bear a significant risk of losing the entire premium if the price of the underlying security did not rise sufficiently, or if it did not do so before the option expired.



     Put options may be purchased to protect against anticipated declines in the market value of either specific portfolio securities or of a Portfolio's assets generally. In addition, the Aggressive Growth Portfolio, the Comstock Portfolio, the Emerging Growth Portfolio, the Enterprise Portfolio, the Growth and Income Portfolio, the Real Estate Securities Portfolio, the Strategic Stock Portfolio and the Technology Portfolio may purchase put options for capital appreciation in anticipation of a price decline in the underlying security and a corresponding increase in the value of the put option. The purchase of put options for capital appreciation involves the same significant risk of loss as described above for call options.


     In any case, the purchase of options for capital appreciation would increase a Portfolio's volatility by increasing the impact of changes in the market price of the underlying securities on the Portfolio's net asset value.

     The Government Portfolio will not purchase call or put options on securities if as a result, more than 10% of its net assets would be invested in premiums on such options.

     A Portfolio may purchase either listed or over-the-counter options.

RISK FACTORS APPLICABLE TO OPTIONS ON U.S. GOVERNMENT SECURITIES

     Treasury Bonds and Notes. Because trading interest in options written on Treasury bonds and notes tends to center on the most recently auctioned issues, the exchanges will not continue indefinitely to introduce options with new expirations to replace expiring options on particular issues. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course, with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each issue of bonds or notes will thus be phased out as new options are listed on more recent issues, and options representing a full range of expirations will not ordinarily be available for every issue on which options are traded.

     Treasury Bills. Because the deliverable Treasury bill changes from week to week, writers of Treasury bill calls cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Portfolio holds a long position in Treasury bills with a principal amount of the securities deliverable upon exercise of the option, the position may be hedged from a risk standpoint by the writing of a call option. For so long as the call option is outstanding, the Portfolio will hold the Treasury bills in a segregated account with its custodian so that it will be treated as being covered.

     Mortgage-Related Securities. The following special considerations will be applicable to options on mortgage-related securities. Currently such options are only traded over-the-counter. Since the remaining principal balance of a mortgage-related security declines each month as a result of mortgage payments, the Portfolio as a writer of a mortgage-related call holding mortgage-related securities as "cover" to satisfy its delivery obligation in the event of exercise may find that the mortgage-related securities it holds no longer have a sufficient remaining principal balance for this purpose. Should this occur, the Portfolio will purchase additional mortgage-related securities from the same pool (if obtainable) or replacement mortgage-related securities in the cash market in order to maintain its cover. A mortgage-related security held by the Portfolio to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decline in the coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. If this should occur, the Portfolio will no longer be covered, and the Portfolio will either enter into a closing purchase transaction or replace such mortgage-related security with a mortgage-related security which represents cover. When the Portfolio closes its position or replaces such mortgage-related security, it may realize an unanticipated loss and incur transaction costs.


OPTIONS ON STOCK INDEXES (AGGRESSIVE GROWTH PORTFOLIO, ASSET ALLOCATION PORTFOLIO, COMSTOCK PORTFOLIO, EMERGING GROWTH PORTFOLIO, ENTERPRISE PORTFOLIO, GLOBAL EQUITY PORTFOLIO, GROWTH AND INCOME PORTFOLIO, REAL ESTATE SECURITIES PORTFOLIO, STRATEGIC STOCK PORTFOLIO AND TECHNOLOGY PORTFOLIO ONLY)


     Options on stock indexes are similar to options on stock, but the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive an amount of cash which amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

     Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. A stock index fluctuates with changes in the market values of the stocks included in the index. Options are currently traded on The Chicago Board Options Exchange, the American Stock Exchange and other exchanges.

     Gain or loss to a Portfolio on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, the Portfolio may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange, or it may let the option expire unexercised.

FOREIGN CURRENCY OPTIONS

     Certain Portfolios may purchase put and call options on foreign currencies to reduce the risk of currency exchange fluctuation. Premiums paid for such put and call options will be limited to no more than 5% of the Portfolio's net assets at any given time. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies are traded on certain United States and foreign exchanges. Exchange-traded options are expected to be purchased by the Portfolio from time to time and over-the-counter options may also be purchased, but only when the Adviser believes that a liquid secondary market exists for such options, although there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investment generally.

     The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market (conducted directly between currency traders, usually large commercial banks, and their customers) involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

FUTURES CONTRACTS

     Certain Portfolios may engage in transactions involving futures contracts and related options in accordance with rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which the Trust and its Portfolios would be exempt from registration as a "commodity pool."

     Types of Contracts. An interest rate futures contract is an agreement pursuant to which a party agrees to take or make delivery of a specified debt security (such as U.S. Treasury bonds, U.S. Treasury notes, U.S. Treasury bills and GNMA Certificates) at a specified future time and at a specified price. Interest rate futures contracts also include cash settlement contracts based upon a specified interest rate such as the London interbank offering rate for dollar deposits, LIBOR.

     A stock index futures contract is an agreement pursuant to which a party agrees to take or make delivery of cash equal to a specified dollar amount times the difference between the stock index value at a specified time and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Currently, stock index futures contracts can be purchased with respect to several indices on various exchanges. Differences in the stocks included in the indexes may result in differences in correlation of the futures contracts with movements in the value of the securities being hedged.

     A Portfolio also may invest in foreign stock index futures traded outside the United States which involve additional risks, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments.

     Initial and Variation Margin. In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, a Portfolio is required to deposit with its custodian in an account in the broker's name an amount of cash or liquid securities equal to a percentage (which will normally range between 2% and 10%) of the contract amount. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Portfolio upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.

     For example, when a Portfolio purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and the Portfolio receives from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the Portfolio is required to make a variation margin payment to the broker.

     At any time prior to expiration of the futures contract, the Portfolio may elect to terminate the position by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or a gain.

     Futures Strategies. When a Portfolio anticipates a significant market or market sector advance, the purchase of a futures contract affords a hedge against not participating in the advance at a time when the Portfolio is otherwise fully invested ("anticipatory hedge"). Such purchase of a futures contract serves as a temporary substitute for the purchase of individual securities, which may be purchased in an orderly fashion once the market has stabilized. As individual securities are purchased, an equivalent amount of futures contracts could be terminated by offsetting sales. A Portfolio may sell futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Portfolio's securities ("defensive hedge"). To the extent that the Portfolio's portfolio of securities changes in value in correlation with the underlying security or index, the sale of futures contracts substantially reduces the risk to a Portfolio of a market decline and, by so doing, provides an alternative to the liquidation of securities positions in the Portfolio with attendant transaction costs. Ordinarily transaction costs associated with futures transactions are lower than transaction costs that would be incurred in the purchase and sale of the underlying securities.

     Special Risks Associated with Futures Transactions. There are several risks connected with the use of futures contracts. These include the risk of imperfect correlation between movements in the price of the futures contracts and of the underlying securities or index; the risk of market distortion; the risk of illiquidity risks and the risk of error in anticipating price movement.

     There may be an imperfect correlation (or no correlation) between movements in the price of the futures contracts and of the securities being hedged. The risk of imperfect correlation increases as the composition of the securities being hedged diverges from the securities upon which the futures contract is based. If the price of the futures contract moves less than the price of the securities being hedged, the hedge will not be fully effective. To compensate for this imperfect correlation, a Portfolio could buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the securities being hedged is greater than the historical volatility of the securities underlying the futures contract. Conversely, a Portfolio could buy or sell futures contracts in a lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the securities being hedged is less than the historical volatility of the securities underlying the futures contract. It is also possible that the value of futures contracts held by a Portfolio could decline at the same time as portfolio securities being hedged; if this occurred, the Portfolio would lose money on the futures contract in addition to suffering a decline in value in the portfolio securities being hedged.

     There is also the risk that the price of futures contracts may not correlate perfectly with movements in the securities, currency or index underlying the futures contract due to certain market distortions. First, all participants in the futures market are subject to margin depository and maintenance requirements. Rather than meet additional margin depositary requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the futures market and the securities or index underlying the futures contract. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions. Due to the possibility of price distortion in the futures markets and because of the imperfect correlation between movements in futures contracts and movements in the securities underlying them, a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

     There is also the risk that futures markets may not be sufficiently liquid. Futures contracts may be closed out only on an exchange or board of trade that provides a market for such futures contracts. Although a Portfolio intends to purchase or sell futures only on exchanges and boards of trade where there appears to be an active secondary market, there can be no assurance that an active secondary market will exist for any particular contract or at any particular time. In the event of such illiquidity, it might not be possible to close a futures position and, in the event of adverse price movement, a Portfolio would continue to be required to make daily payments of variation margin. Since the securities being hedged would not be sold until the related futures contract is sold, an increase, if any, in the price of the securities may to some extent offset losses on the related futures contract. In such event, the Portfolio would lose the benefit of the appreciation in value of the securities.

     Successful use of futures is also subject to the Advisers' ability correctly to predict the direction of movements in the market. For example, if the Portfolio hedges against a decline in the market, and market prices instead advance, the Portfolio will lose part or all of the benefit of the increase in value of its securities holdings because it will have offsetting losses in futures contracts. In such cases, if the Portfolio has insufficient cash, it may have to sell portfolio securities at a time when it is disadvantageous to do so in order to meet the daily variation margin.

     Although the Portfolio intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

     A Portfolio will not enter into a futures contract or option (except for closing transactions) for other than for bona fide hedging purposes if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. Certain state securities laws to which a Portfolio may be subject may further restrict the Portfolio's ability to engage in transactions in futures contracts and related options. In order to prevent leverage in connection with the purchase of futures contracts by a Portfolio, an amount of cash or liquid securities equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the custodian.

OPTIONS ON FUTURES CONTRACTS

     A Portfolio could also purchase and write options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option period. As a writer of an option on a futures contract, a Portfolio is subject to initial margin and maintenance requirements similar to those applicable to futures contracts. In addition, net option premiums received by a Portfolio are required to be included as initial margin deposits. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A Portfolio could purchase put options on futures contracts in lieu of, and for the same purposes as the sale of a futures contract; at the same time, it could write put options at a lower strike price (a "put bear spread") to offset part of the cost of the strategy to the Portfolio. The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contract.

     Risks of Transactions in Options on Futures Contracts. In addition to the risks described above which apply to all options transactions, there are several special risks relating to options on futures. The Adviser will not purchase options on futures on any exchange unless, in the Adviser's opinion, a liquid secondary exchange market for such options exists. Compared to the use of futures, the purchase of options on futures involves less potential risk to a Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). However there may be circumstances, such as when there is no movement in the level of the index, when the use of an option on a future would result in a loss to the Portfolio when the use of a future would not.

ADDITIONAL RISKS OF OPTIONS AND FUTURES TRANSACTIONS

     Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security or futures contract (whether or not covered) which may be sold by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Option positions of all investment companies advised by the Adviser are combined for purposes of these limits. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Portfolio may write.

     In the event of the bankruptcy of a broker through which a Portfolio engages in transactions in options, futures or related options, the Portfolio could experience delays or losses in liquidating open positions purchased or incur a loss of all or part of its margin deposits with the broker. Transactions are entered into by a Portfolio only with brokers or financial institutions deemed creditworthy by the Adviser.

ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

     Unlike transactions entered into by a Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission ("SEC"). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could, therefore, continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

     In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS

     Many derivative transactions, in addition to other requirements, require that a Portfolio segregate cash and liquid securities with its custodian to the extent such Portfolio's obligations are not otherwise "covered" as described above. In general, either the full amount of any obligation by a Portfolio to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered (or securities convertible into the needed securities without additional consideration), or, subject to applicable regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. In the case of a futures contract or an option thereon, a Portfolio must deposit initial margin and possible daily variation margin in addition to segregating cash and liquid securities sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Derivative transactions may be covered by other means when consistent with applicable regulatory policies. A Portfolio may also enter into offsetting transactions so that its combined position, coupled with any segregated cash and liquid securities, equals its net outstanding obligation.

                            INVESTMENT RESTRICTIONS

     Each Portfolio has adopted the following restrictions which may not be changed without shareholder approval by the vote of a majority of its outstanding voting shares; which is defined by the 1940 Act as the lesser of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy; or (ii) more than 50% of the Portfolio's outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities. With respect to the limitations on illiquid securities and borrowings, the limitations apply at the time of purchase and on an ongoing basis. The Portfolios are subject to the restrictions set forth below. (Those restrictions that are only applicable to certain Portfolios are noted as such.)


THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE AGGRESSIVE GROWTH PORTFOLIO AND THE TECHNOLOGY PORTFOLIO:



A Portfolio shall not:



      1. Invest in a manner inconsistent with its classification as a "diversified company" as provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the

         SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time.



      2. Issue senior securities nor borrow money, except the Portfolio may issue senior securities or borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time.



      3. Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.



      4. Invest in any security if, as a result, 25% or more of the value of the Portfolio's total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) excluding securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions, or (b) when the Portfolio has taken a temporary defensive position, or (c) as otherwise provided by (i) the 1940 Act, as amended from time to time,
         (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time.



      5. Purchase or sell real estate except that the Portfolio may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities and (f) as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time.



      6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Portfolio from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time.



      7. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Portfolio may invest are considered to be loans, (b) through the loan of portfolio securities,
         (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time.



     Each Portfolio has an operating policy not to borrow money except for temporary purposes and then in an amount not in excess of 5% of the value of the total assets of the Portfolio at the time the borrowing is made.

THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE ASSET ALLOCATION PORTFOLIO, THE DOMESTIC INCOME PORTFOLIO, THE EMERGING GROWTH PORTFOLIO, THE ENTERPRISE PORTFOLIO, THE GLOBAL EQUITY PORTFOLIO, THE GOVERNMENT PORTFOLIO, THE GROWTH AND INCOME PORTFOLIO AND THE MONEY MARKET PORTFOLIO:

A Portfolio shall not:

      1. Invest in securities of any company if any officer or trustee of the Portfolio or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees own more than 5% of the outstanding securities of such issuer.

      2. Invest in companies for the purpose of acquiring control or management thereof except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      3. Underwrite securities of other companies, except insofar as a Portfolio might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities owned by the Portfolio.

      4. Lend its portfolio securities in excess of 10% of its total assets, both taken at market value provided that any loans shall be in accordance with the guidelines established for such loans by the Board of Trustees of the Trust as described under "Investment
         Practices--Lending of Securities" including the maintenance of collateral from the borrower equal at all times to the current market value of the securities loaned.

THE FOLLOWING ADDITIONAL RESTRICTIONS ARE APPLICABLE TO THE ASSET ALLOCATION PORTFOLIO AND THE ENTERPRISE PORTFOLIO:

A Portfolio shall not:

     1. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except obligations of the United States Government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than 10% of the outstanding voting securities of any one issuer except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     2. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     3. Make any investment in real estate, commodities or commodities contracts, except that the Portfolio may enter into transactions in options, futures contracts or options on futures contracts and may purchase securities secured by real estate or interests therein; or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

     4. Invest in interests in oil, gas, or other mineral exploration or development programs.

     5. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Portfolio's assets would be invested in such securities except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     6. Lend money, except that a Portfolio may invest in repurchase agreements in accordance with applicable requirements set forth in the Prospectus and may acquire debt securities which the Portfolio's investment policies permit. A Portfolio will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Portfolio, exceeds 10% of the market or other fair value of its total net assets; provided, however, that this limitation excludes shares of other open-end investment companies owned by the Portfolio but includes the Portfolio's pro rata portion of the securities and other assets owned by any such investment company. See "Repurchase Agreements" in the Prospectus and herein.

     7. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States government, its agencies or instrumentalities and repurchase agreements secured thereby); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Portfolio but includes the Portfolio's pro rata portion of the securities and other assets owned by any such investment company.

     8. Make short sales of securities, unless at the time of the sale the Portfolio owns or has the right to acquire an equal amount of such securities. Notwithstanding the foregoing, the Portfolio may engage in transactions in options, futures contracts and options on futures contracts.

     9. Purchase securities on margin, except that a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with transactions in options, futures contracts or options on futures contracts is not considered the purchase of a security on margin.

     10. Invest more than 5% of its assets in companies having a record, together with predecessors, of less than three years continuous operation except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     11. Borrow in excess of 10% of the market or other fair value of its total assets, or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of futures contracts and related options are not deemed or to be a pledge or other encumbrance.

     In addition, the following restrictions apply to, and may not be changed without the approval of the holders of a majority of the shares of, the Portfolio indicated:

          The Enterprise Portfolio may not invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation. Furthermore, the Enterprise Portfolio may not invest in the securities of a foreign issuer if, at the time of acquisition, more than 10% of the value of the Enterprise Portfolio's total assets would be invested in such securities. Foreign investments may be subject to special risks, including future political and economic developments, the possible imposition of additional withholding taxes on dividend or interest income payable on the securities, or the seizure or nationalization of companies, or establishment of exchange controls or adoption of other restrictions which might adversely affect the investment.

          The Asset Allocation Portfolio may not invest in the securities of a foreign issuer if, at the time of acquisition, more than 25% of the value of the Asset Allocation Portfolio's total assets would be invested in such securities.

THE FOLLOWING ADDITIONAL RESTRICTIONS ARE APPLICABLE TO THE DOMESTIC INCOME
PORTFOLIO:

The Domestic Income Portfolio shall not:

      1. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except obligations of the United States government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than 10% of the outstanding voting securities of any one issuer except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time,
         (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      2. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time,
         (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      3. Make any investment in real estate, commodities or commodities contracts, except that the Portfolio may purchase securities secured by real estate or interests therein; or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

      4. Invest in interests in oil, gas, or other mineral exploration or development programs.

      5. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Portfolio's assets would be invested in such securities except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      6. Lend money, except that the Portfolio may invest in repurchase agreements in accordance with applicable requirements set forth in the Prospectus and may acquire debt securities which the Portfolio's investment policies permit. The Portfolio will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Portfolio, exceeds 10% of the market or other fair value of its total net assets. See "Repurchase Agreements" in the Prospectus and herein.

      7. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States government, its agencies or instrumentalities and repurchase agreements secured thereby).

      8. Make short sales of securities, unless at the time of the sale the Portfolio owns or has the right to acquire an equal amount of such securities.

      9. Purchase securities on margin, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

     10. Invest more than 5% of its assets in companies having a record, together with predecessors, of less than three years continuous operation except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     11. Write put or call options.

     12. Borrow in excess of 10% of the market or other fair value of its total assets, or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of futures contracts and related options are not deemed or to be a pledge or other encumbrance.

     13. Invest in the securities of a foreign issuer if, at the time of acquisition, more than 25% of the value of the Portfolio's total assets would be invested in such securities.

     THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE COMSTOCK PORTFOLIO:

     The Comstock Portfolio shall not:

      1. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except the United States government) or purchase more than 10% of the outstanding voting securities of any one issuer, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      2. Make short sales or purchase securities on margin; but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, and it may engage in transactions in options, futures contracts and related options and make margin deposits and payments in connection therewith.

      3. Pledge any of its assets, except that the Portfolio may pledge assets having a value of not more than 10% of its total assets in order to secure permitted borrowings from banks. Such borrowings may not exceed 5% of the value of the Portfolio's assets and can be made only as a temporary measure for extraordinary or emergency purposes. Notwithstanding the foregoing, the Portfolio may engage in transactions in options, futures contracts and related options, segregate or deposit assets to cover or secure options written, and make margin deposits and payments for futures contracts and related options.

      4. Invest in securities issued by other investment companies, except part of a merger, reorganization or other acquisition and except to the extent permitted by (i) 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      5. Invest in real estate, commodities or commodities contracts, except that the Portfolio may engage in transactions in futures contracts and related options.

      6. Invest in securities of a company for the purpose of exercising management or control, although the Portfolio retains the right to vote securities held by it, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      7. Engage in the underwriting of securities of other issuers, except that the Portfolio may sell an investment position even though it may be deemed to be an underwriter as that term is defined under the Securities Act of 1933.

      8. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Portfolio's assets would be invested in such securities, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      9. Invest more than 25% of its total net asset value in any one industry, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     10. Make loans except by the purchase of bonds or other debt obligations of types commonly offered publicly or privately and purchased by financial institutions, including investment in repurchase agreements, provided that the Portfolio will not make any investment in repurchase agreements maturing in more than seven days if such investments, together with any illiquid securities held by the Portfolio, would exceed 10% of the value of its net assets.

     In addition to the foregoing fundamental policies which may not be changed without shareholder approval, the Comstock Portfolio is subject to the following policies which may be amended by the Trustees. The Portfolio shall not:

      1. Invest in the securities of a foreign issuer if, at the time of acquisition, more than 15% of the value of the Portfolio's total assets would be invested in securities of foreign issuers.

      2. Invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitations.

      3. Invest in interests in oil, gas, or other mineral exploration or development programs.

      4. Invest more than 5% of its assets in companies having a record, together with predecessors, of less than three years continuous operation and in securities not having readily available market quotations, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      5. Purchase or retain securities of any issuer if those officers and trustees of the Portfolio or its investment adviser who own individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

      6. Invest more than 5% of its assets in the securities of any one issuer other than the United States government, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      7. Pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities plus the sales load will exceed 10% of the offering price of the Fund's shares. Notwithstanding the foregoing, the Fund may engage in transactions in options, futures contracts and related options, segregate or deposit assets to cover or secure options written, and make margin deposits or payments for futures contracts and related options.

      8. Invest more than 10% of its net assets (determined at the time of investment) in illiquid securities and repurchase agreements that have a maturity of longer than seven days.

THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE EMERGING GROWTH PORTFOLIO:

The Emerging Growth Portfolio shall not:

     1. Invest directly in real estate interests of any nature, although the Portfolio may invest indirectly through media such as real estate investment trusts.

     2. Invest in commodities or commodity contracts, except that the Portfolio may enter into transactions in futures contracts or related options.

     3. Issue any of its securities for (a) services or (b) property other than cash or securities (including securities of which the Portfolio is the issuer), except as a dividend or distribution to its shareholders in connection with a reorganization.

     4. Issue senior securities and shall not borrow money except from banks as a temporary measure for extraordinary or emergency purposes and in an amount not exceeding five percent of the Portfolio's total assets. Notwithstanding the foregoing, the Portfolio may enter into transactions in options, futures contracts and related options and may make margin deposits and payments in connection therewith.

     5. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States government, its agencies or instrumentalities and repurchase agreements secured hereby); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Portfolio but includes the Portfolio's pro rata portion of the securities and other assets owned by any such investment company.

     6. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     7. Sell short or borrow for short sales. Short sales "against the box" are not subject to this limitation.

     8. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except obligations of the United States government, it agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than 10% of the outstanding voting securities of any one issuer except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     9. Invest in warrants in excess of 5% of its net assets (including, but not to exceed 2% in warrants which are not listed on the New York or American Stock Exchanges).

     10. Purchase securities of issuers which have a record of less than three years continuous operation if such purchase would cause more than 5% of the Portfolio's total assets to be invested in securities of such issuers except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     11. Invest more than 15% of its net assets in illiquid securities, including securities that are not readily marketable, restricted securities and repurchase agreements that have a maturity of more than seven days except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     12. Invest in interests in oil, gas, or other mineral exploration or developmental programs, except through the purchase of liquid securities of companies which engage in such businesses.

     13. Pledge, mortgage or hypothecate its portfolio securities or other assets to the extent that the percentage of pledged assets plus the sales load exceeds 10% of the offering price of the Portfolio's shares.

THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE GLOBAL EQUITY PORTFOLIO:

The Global Equity Portfolio shall not:

     1. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States government, its agencies or instrumentalities and repurchase agreements secured thereby); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Portfolio but includes the Portfolio's pro rata portion of the securities and other assets owned by any such investment company.

     2. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except obligations of the United States government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than 10% of the outstanding voting securities of any one issuer, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     3. Borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than 10% of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds 5% of its net assets. Margin deposits or payments in connection with the writing of options or in connection with the purchase or sale of forward contracts, futures, foreign currency futures and related options are not deemed to be a pledge or other encumbrance.

     4. Lend money except through the purchase of (i) United States and foreign government securities, commercial paper, bankers' acceptances, certificates of deposit similar evidences of indebtedness, both foreign and domestic, and (ii) repurchase agreements; or lend securities in an amount exceeding 15% of the total assets of the Portfolio. The purchase of a portion of an issue of securities described under (i) above distributed publicly, whether or not the purchase is made on the original issuance, is not considered the making of a loan.

     5. Make short sales of securities, unless at the time of the sale it owns or has the right to acquire an equal amount of such securities; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options.

     6. Purchase securities on margin but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with forward contracts, futures, foreign currency futures or related options is not considered the purchase of a security on margin.

     7. Buy or sell real estate or interests in real estate including real estate limited partnerships, provided that the foregoing prohibition does not apply to a purchase and sale of publicly traded (i) securities which are secured by real estate, (ii) securities representing interests in real estate, and (iii) securities of companies principally engaged in investing or dealing in real estate.

     8. Invest in commodities or commodity contracts, except that the Portfolio may enter into transactions in options, futures contracts or related options including foreign currency futures contracts and related options and forward contracts.

     9. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities or (iii) entering into repurchase agreements, utilizing options, futures contracts, options on futures contracts, forward contracts, forward commitments and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Portfolio of a segregated account with its custodian or some other form of "cover".

     10. Invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except (a) through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary broker's commission) or as part of a merger, consolidation or other acquisition; or (b) to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     11. Invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation.

     12. Invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Portfolio may acquire securities of public companies which themselves are engaged in such activities.

     13. Invest more than 5% of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     14. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy includes repurchase agreements maturing in more than seven days and over-the-counter options held by the Portfolio and that portion of assets used to cover such options. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Trustees or the Adviser under Board approved guidelines, may determine are liquid nor does it apply to other securities, for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists. Notwithstanding the foregoing, this limitation excludes shares of other open-end investment companies owned by the Portfolio but includes the Portfolio's pro rata portion of the securities and other assets owned by any such investment company.

THE FOLLOWING ADDITIONAL RESTRICTIONS ARE APPLICABLE TO THE GOVERNMENT
PORTFOLIO:

The Government Portfolio shall not:

     1. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except obligations of the United States government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than 10% of the outstanding voting securities of any one issuer, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     2. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time,
         (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     3. Make any investment in real estate, commodities or commodities contracts, except that the Portfolio may invest in interest rate futures and related options and may purchase securities secured by real estate or interests therein; or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

     4. Invest in interests in oil, gas, or other mineral exploration or development programs.

     5. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Portfolio's assets would be invested in such securities except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     6. Lend money, except that the Portfolio may invest in repurchase agreements in accordance with applicable requirements set forth in the Prospectus and may acquire debt securities which the Portfolio's investment policies permit. The Portfolio will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Portfolio, exceeds ten percent of the market or other fair value of its total net assets. See "Repurchase Agreements" in the Prospectus and herein.

     7. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States government, its agencies or instrumentalities and repurchase agreements secured thereby).

     8. Make short sales of securities, unless at the time of the sale the Portfolio owns or has the right to acquire an equal amount of such securities. Notwithstanding the foregoing, the Portfolio may make short sales by entering into forward commitments for hedging or cross-hedging purposes and the Portfolio may engage in transactions in options, future contracts and related options.

     9. Purchase securities on margin, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin.

     10. Invest more than 5% of its assets in companies having a record, together with predecessors, of less than three years continuous operation except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     11. Borrow in excess of 10% of the market or other fair value of its total assets, or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of options, or in connection with the purchase or sale of futures contracts and related options are not deemed to be a pledge or other encumbrance.

     12. Write, purchase or sell puts, calls or combinations thereof, except that the Portfolio may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase options to the extent that the premiums paid for all such options owned at any time do not exceed 10% of its total assets, and enter into closing or offsetting transactions with respect to such options, and (c) engage in transactions in interest rate futures contracts and related options provided that such transactions are entered into for bona fide hedging purposes (or that the underlying commodity value of the Portfolio's long positions do not exceed the sum of certain identified liquid investments as specified in CFTC regulations), provided further that the aggregate initial margin and premiums do not exceed 5% of the fair market value of the Portfolio's total assets, and provided further that the Portfolio may not purchase futures contracts or related options if more than 30% of the Portfolio's total assets would be so invested.

THE FOLLOWING ADDITIONAL RESTRICTIONS ARE APPLICABLE TO THE GROWTH AND INCOME
PORTFOLIO:

The Growth and Income Portfolio shall not:

     1. Borrow money, except from a bank and then only as a temporary measure for extraordinary or emergency purposes but not for making additional investments and not in excess of 5% of the total net assets of the Portfolio taken at cost. In connection with any borrowing the Portfolio may pledge up to 15% of its total assets taken at cost. Notwithstanding the foregoing, the Portfolio may engage in transactions in options, futures contracts and related options, segregate or deposit assets to cover or secure options written, and make margin deposits or payments for futures contracts and related options.

     2. Purchase or sell interests in real estate, except readily marketable securities, including securities of real estate investment trusts.

     3. Purchase or sell commodities or commodities contracts, except that the Portfolio may enter into transactions in futures contracts and related options.

     4. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities, or (iii) entering into repurchase agreements, utilizing options, futures contracts, options on futures contracts and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Portfolio of a segregated account with its custodian or some other form of "cover."

     5. Invest more than 25% of its total net asset value in any one industry provided, however, that this limitation excludes shares of other open-end investment companies owned by the Portfolio but includes the Portfolio's pro rata portion of the securities and other assets owned by any such company.

     6. Invest more than 5% of the market value of its total assets at the time of purchase in the securities (except U.S. government securities) of any one issuer or purchase more than 10% of the outstanding voting securities of such issuer except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     In addition to the foregoing fundamental policies which may not be changed without shareholder approval, the Growth and Income Portfolio is subject to the following policies which may be amended by the Trustees.

     1. Purchase securities on margin, or sell securities short, but the Portfolio may enter into transactions in options, futures contracts and related options and may make margin deposits and payments in connection therewith.

     2. The Portfolio may not invest in interests in oil, gas, or other mineral exploration or development programs, except that the Portfolio may acquire securities of public companies which themselves are engaged in such activities.

     3. Purchase securities of a corporation in which a trustee of the Portfolio owns a controlling interest.

     4. Permit officers or trustees of the Portfolio to profit by selling securities to or buying them from the Portfolio. However, companies with which the officers and trustees of the Portfolio are connected may enter into underwriting agreements with the Portfolio to sell its shares, sell securities to, and purchase securities from the Portfolio when acting as broker or dealer at the customary and usual rates and discounts, to the extent permitted by the 1940 Act.

     5. Investments in repurchase agreements and purchases by the Portfolio of a portion of an issue of publicly distributed debt securities shall not be considered the making of a loan.

     6. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 15% of the value of the Portfolio's net assets would be invested in such securities except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     7. Invest more than 5% of the market value of its total assets in companies having a record together with predecessors of less than three years continuous operation and in securities not having readily available market quotations except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

THE FOLLOWING ADDITIONAL RESTRICTIONS ARE APPLICABLE TO THE MONEY MARKET
PORTFOLIO:

The Money Market Portfolio shall not:

     1. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except obligations of the United States government, its agencies or instrumentalities and repurchase agreements secured thereby) or purchase more than 10% of the outstanding voting securities of any one issuer except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     2. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     3. Make any investment in real estate, commodities or commodities contracts, except that the Portfolio may purchase securities secured by real estate or interests therein; or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

     4. Invest in interests in oil, gas, or other mineral exploration or development programs.

     5. Purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Portfolio's assets would be invested in such securities except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time,
        (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

      6. Lend money, except that the Portfolio may invest in repurchase agreements in accordance with applicable requirements set forth in the Prospectus and may acquire debt securities which the Portfolio's investment policies permit. The Portfolio will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the Portfolio, exceeds 10% of the market or other fair value of its total net assets. See "Repurchase Agreements" in the Prospectus and herein.

     7. Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the United States government, its agencies or instrumentalities and repurchase agreements secured thereby and obligations of domestic branches of United States banks).

     8. Make short sales of securities, unless at the time of the sale the Portfolio owns or has the right to acquire an equal amount of such securities.

     9. Purchase securities on margin, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

     10. Invest more than 5% of its assets in companies having a record, together with predecessors, of less than three years continuous operation except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     11. Write put or call options.

     12. Borrow in excess of 10% of the market or other fair value of its total assets, or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of futures contracts and related options are not deemed or to be a pledge or other encumbrance.

     13. Purchase any security which matures more than one year from the date of purchase.

THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO.

     The Morgan Stanley Real Estate Securities Portfolio shall not:

     1. Engage in the underwriting of securities of other issuers, except that the Portfolio may sell an investment position even though it may be deemed to be an underwriter under the federal securities laws.

     2. With respect to 75% of its total assets, invest more than 5% of its assets in the securities of any one issuer (except the U.S. government, its agencies and instrumentalities and repurchase agreements secured thereby) or purchase more than 10% of the outstanding voting securities of any one issuer, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     3. Borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than 10% of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds 5% of its net assets. Margin deposits or payments in connection with the writing of options, or in connection with the purchase or sale of forward contracts, futures, foreign currency futures and related options, are not deemed to be a pledge or other encumbrance.

     4. Lend money or securities except by the purchase of a portion of an issue of bonds, debentures or other obligations of types commonly distributed to institutional investors publicly or privately (in the latter case the investment will be subject to the stated limits on investments in "restricted securities"), and except by the purchase of securities subject to repurchase agreements.

     5. Buy or sell real estate including real estate limited partnerships, provided that the foregoing prohibition does not apply to a purchase and sale of (i) securities which are secured by real estate, (ii) securities representing interests in real estate, and (iii) securities of companies operating in the real estate industry, including real estate investment trusts. The Portfolio may hold and sell real estate acquired as a result of the ownership of its securities.

     6. Invest in commodities or commodity contracts, except that the Portfolio may enter into transactions in options, futures contracts or related options including foreign currency futures contracts and related options and forward contracts.

     7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities or (iii) entering into repurchase agreements, utilizing options, futures contracts, options on futures contracts, forward contracts, forward commitments and other investment strategies and instruments that would be considered "senior securities" but for the maintenance by the Portfolio of a segregated account with its custodian or some other form of "cover".

     8. Concentrate its investment in any one industry, except that the Portfolio will invest more than 25% of its total assets in the real estate industry. This limitation excludes shares of other open-end investment companies owned by the Portfolio but includes the Portfolio's pro rata portion of the securities and other assets owned by any such company.

     9. Write, purchase or sell puts, calls or combinations thereof, except that the Portfolio may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase and sell options to the extent that the premiums paid for all such options owned at any time do not exceed 10% of its total assets and (c) engage in transactions in futures contracts and related options transactions provided that such transactions are entered into for bona fide hedging purposes (or meet certain conditions as specified in CFTC regulations), and provided further that the aggregate initial margin and premiums do not exceed 5% of the fair market value of the Portfolio's total assets.

     10. The Portfolio may not make short sales of securities, unless at the time of the sale it owns or has the right to acquire an equal amount of such securities; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options.

     In addition to the foregoing fundamental policies which may not be changed without shareholder approval, the Morgan Stanley Real Estate Securities Portfolio is subject to the following policies which may be amended by the Morgan Stanley Real Estate Securities Portfolio's Trustees and which apply at the time of purchase of portfolio securities.

     1. The Portfolio may not make investments for the purpose of exercising control or management although the Portfolio retains the right to vote securities held by it except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     2. The Portfolio may not purchase securities on margin but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with forward contracts, futures, foreign currency futures or related options is not considered the purchase of a security on margin.

     3. The Portfolio may not invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except through purchase in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary broker's commission) or as part of a merger, consolidation or other acquisition except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     4. The Portfolio may not invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation.

     5. The Portfolio may not invest in securities of any company if any officer or trustee of the Portfolio or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

     6. The Portfolio may not invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Portfolio may acquire securities of public companies which themselves are engaged in such activities.

     7. The Portfolio may not invest more than 5% of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     8. The Portfolio may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Trustees or the Adviser under approved guidelines, may determine are liquid nor does it apply to other securities for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists.

THE FOLLOWING RESTRICTIONS ARE APPLICABLE TO THE STRATEGIC STOCK PORTFOLIO.

     The Strategic Stock Portfolio shall not:

     1. Engage in the underwriting of securities of other issuers, except that the Portfolio may sell an investment position even though it may be deemed to be an underwriter under the federal securities laws.

     2. Purchase any securities (other than obligations issued or guaranteed by the United States government or by its instrumentalities), if, as a result, more than 5% of the Portfolio's total assets (taken at current value) would then be invested in securities of a single issuer or, if as a result, such Portfolio would hold more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to such limitations. Neither limitation shall apply to the acquisition of shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting the Portfolio from the limitations imposed by Section 12(d)(1) of the 1940 Act.

     3. Invest more than 25% of its assets in a single industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Portfolio but includes the Portfolio's pro rata portion of the securities and other assets owned by any such company. (Neither the U.S. government nor any of its agencies or instrumentalities will be considered an industry for purposes of this restriction.)

     4. Buy or sell real estate including real estate limited partnerships, provided that the foregoing prohibition does not apply to a purchase and sale of (i) securities which are secured by real estate, (ii) securities representing interests in real estate, and (iii) securities of companies operating in the real estate industry, including real estate investment trusts. The Portfolio may hold and sell real estate acquired as a result of the ownership of its securities.

     5. Invest in commodities or commodity contracts, except that the Portfolio may enter into transactions in options, futures contracts or related options including foreign currency futures contracts and related options and forward contracts.

     6. Issue senior securities, borrow money from banks or enter into reverse repurchase agreements with banks in the aggregate in excess of 33 1/3% of the Portfolio's total assets (after giving effect to any such borrowing); which amount does not include borrowings and reverse repurchase agreements with any entity where such borrowings and reverse repurchase agreements are in an amount not exceeding 5% of its total assets and for temporary purposes only. The Portfolio will not mortgage, pledge or hypothecate any assets other than in connection with issuances of senior securities, borrowings, delayed delivery, and when issued transactions, options, futures contracts, options on futures contracts, forward contracts, forward commitments and other investment strategies and instruments.

     7. Make loans of money or property to any person, except (i) to the extent the securities in which the Portfolio may invest are considered to be loans, (ii) through the loan of portfolio securities, and (iii) to the extent that the Portfolio may lend money or property in connection with maintenance of the value of, or the Portfolio's interest with respect to, the securities owned by the Portfolio.

     In addition to the foregoing fundamental policies which may not be changed without shareholder approval, the Strategic Stock Portfolio is subject to the following policies which may be amended by the Strategic Stock Portfolio's Trustees and which apply at the time of purchase of portfolio securities.

     1. The Portfolio may not make short sales of securities, unless at the time of the sale it owns or has the right to acquire an equal amount of such securities; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures, foreign currency futures or related options.

     2. The Portfolio may not make investments for the purpose of exercising control or management although the Portfolio retains the right to vote securities held by it except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     3. The Portfolio may not purchase securities on margin but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with forward contracts, futures, foreign currency futures or related options is not considered the purchase of a security on margin.

     4. The Portfolio may not invest in the securities of other open-end investment companies, or invest in the securities of closed-end investment companies except as part of a merger, consolidation or other acquisition and except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     5. The Portfolio may not invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York or American Stock Exchanges. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation.

     6. The Portfolio may not invest in securities of any company if any officer or trustee of the Portfolio or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

     7. The Portfolio may not invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Portfolio may acquire securities of public companies which themselves are engaged in such activities.

     8. The Portfolio may not invest more than 5% of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     9. The Portfolio may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Trustees or the Adviser under approved guidelines, may determine are liquid nor does it apply to other securities for which, notwithstanding legal or contractual restrictions on resale, a liquid market exists.

                             TRUSTEES AND OFFICERS


     The business and affairs of the Portfolios are managed under the direction of the Trust's Board of Trustees and each Portfolio's officers appointed by the Board of Trustees. The tables below list the trustees and officers of the Trust and executive officers of each Portfolio's investment adviser and their principal occupations for the last five years and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Management Inc., Van Kampen Advisors Inc., Van Kampen Insurance Agency of Illinois Inc., Van Kampen Insurance Agency of Texas Inc., Van Kampen System Inc., Van Kampen Recordkeeping Services Inc., American Capital Contractual Services, Inc., Van Kampen Trust Company, Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers". For purposes hereof, the term "Fund Complex" includes each of the open-end investment companies advised by the Advisers (excluding Van Kampen Exchange
Fund).


                                    TRUSTEES


                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
J. Miles Branagan.........................  Private investor. Trustee/Director of each of the funds
1632 Morning Mountain Road                  in the Fund Complex. Co-founder, and prior to August
Raleigh, NC 27614                           1996, Chairman, Chief Executive Officer and President,
Date of Birth: 07/14/32                     MDT Corporation (now known as Getinge/Castle, Inc., a
Age: 68                                     subsidiary of Getinge Industrier AB), a company which
                                            develops, manufactures, markets and services medical and
                                            scientific equipment.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
Jerry D. Choate...........................  Director of Amgen Inc., a biotechnological company.
53 Monarch Bay Drive                        Trustee/Director of each of the funds in the Fund
Dana Point, CA 92629                        Complex. Prior to January 1999, Chairman and Chief
Date of Birth: 09/16/38                     Executive Officer of The Allstate Corporation
Age: 61                                     ("Allstate") and Allstate Insurance Company. Prior to
                                            January 1995, President and Chief Executive Officer of
                                            Allstate. Prior to August 1994, various management
                                            positions at Allstate.
Linda Hutton Heagy........................  Managing Partner of Heidrick & Stuggles, an executive
Sears Tower                                 search firm. Trustee/Director of each of the funds in the
233 South Wacker Drive                      Fund Complex. Prior to 1997, Partner, Ray & Berndtson,
Suite 7000                                  Inc., an executive recruiting and management consulting
Chicago, IL 60606                           firm. Formerly, Executive Vice President of ABN AMRO,
Date of Birth: 06/03/48                     N.A., a Dutch bank holding company. Prior to 1992,
Age: 52                                     Executive Vice President of La Salle National Bank.
                                            Trustee on the University of Chicago Hospitals Board,
                                            Vice Chair of the Board of The YMCA of Metropolitan
                                            Chicago and a member of the Women's Board of the
                                            University of Chicago. Prior to 1996, Trustee of The
                                            International House Board, a fellowship and housing
                                            organization for international graduate students.
R. Craig Kennedy..........................  President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                      United States, an independent U.S. foundation created to
Washington, D.C. 20016                      deepen understanding, promote collaboration and stimulate
Date of Birth: 02/29/52                     exchanges of practical experience between Americans and
Age: 48                                     Europeans. Trustee/Director of each of the funds in the
                                            Fund Complex. Formerly, advisor to the Dennis Trading
                                            Group Inc., a managed futures and option company that
                                            invests money for individuals and institutions. Prior to
                                            1992, President and Chief Executive Officer, Director and
                                            Member of the Investment Committee of the Joyce
                                            Foundation, a private foundation.
Mitchell M. Merin*........................  President and Chief Operating Officer of Asset Management
Two World Trade Center                      of Morgan Stanley Dean Witter since December 1998.
66th Floor                                  President and Director since April 1997 and Chief
New York, NY 10048                          Executive Officer since June 1998 of Morgan Stanley Dean
Date of Birth: 08/13/53                     Witter Advisors Inc. and Morgan Stanley Dean Witter
Age: 47                                     Services Company Inc. Chairman, Chief Executive Officer
                                            and Director of Morgan Stanley Dean Witter Distributors
                                            Inc. since June 1998. Chairman and Chief Executive
                                            Officer since June 1998, and Director since January 1998,
                                            of Morgan Stanley Dean Witter Trust FSB. Director of
                                            various Morgan Stanley Dean Witter subsidiaries.
                                            President of the Morgan Stanley Dean Witter Funds and
                                            Discover Brokerage Index Series since May 1999.
                                            Trustee/Director of each of the funds in the Fund
                                            Complex. Previously Chief Strategic Officer of Morgan
                                            Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean
                                            Witter Services Company Inc. and Executive Vice President
                                            of Morgan Stanley Dean Witter Distributors Inc. April
                                            1997-June 1998, Vice President of the Morgan Stanley Dean
                                            Witter Funds and Discover Brokerage Index Series May
                                            1997-April 1999, and Executive Vice President of Dean
                                            Witter, Discover & Co.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
Jack E. Nelson............................  President and owner, Nelson Investment Planning Services,
423 Country Club Drive                      Inc., a financial planning company and registered
Winter Park, FL 32789                       investment adviser in the State of Florida. President and
Date of Birth: 02/13/36                     owner, Nelson Ivest Brokerage Services Inc., a member of
Age: 64                                     the National Association of Securities Dealers, Inc. and
                                            Securities Investors Protection Corp. Trustee/Director of
                                            each of the funds in the Fund Complex.
Richard F. Powers, III*...................  Chairman, President and Chief Executive Officer of Van
1 Parkview Plaza                            Kampen Investments. Chairman, Director and Chief
P.O. Box 5555                               Executive Officer of the Advisers, the Distributor, Van
Oakbrook Terrace, IL 60181-5555             Kampen Advisors Inc. and Van Kampen Management Inc.
Date of Birth: 02/02/46                     Director and officer of certain other subsidiaries of Van
Age: 54                                     Kampen Investments. Trustee/Director and President of
                                            each of the funds in the Fund Complex. Trustee, President
                                            and Chairman of the Board of other investment companies
                                            advised by the Advisers and their affiliates, and Chief
                                            Executive Officer of Van Kampen Exchange Fund. Prior to
                                            May 1998, Executive Vice President and Director of
                                            Marketing at Morgan Stanley Dean Witter and Director of
                                            Dean Witter Discover & Co. and Dean Witter Realty. Prior
                                            to 1996, Director of Dean Witter Reynolds Inc.
Phillip B. Rooney.........................  Vice Chairman (since April 1997) and Director (since
One ServiceMaster Way                       1994) of The ServiceMaster Company, a business and
Downers Grove, IL 60515                     consumer services company. Director of Illinois Tool
Date of Birth: 07/08/44                     Works, Inc., a manufacturing company and the Urban
Age: 56                                     Shopping Centers Inc., a retail mall management company.
                                            Trustee, University of Notre Dame. Trustee/Director of
                                            each of the funds in the Fund Complex. Prior to 1998,
                                            Director of Stone Smurfit Container Corp., a paper
                                            manufacturing company. From May 1996 through February
                                            1997 he was President, Chief Executive Officer and Chief
                                            Operating Officer of Waste Management, Inc., an
                                            environmental services company, and from November 1984
                                            through May 1996 he was President and Chief Operating
                                            Officer of Waste Management, Inc.

Fernando Sisto............................  Professor Emeritus. Prior to August 1996, a George M.
155 Hickory Lane                            Bond Chaired Professor with Stevens Institute of
Closter, NJ 07624                           Technology, and prior to 1995, Dean of the Graduate
Date of Birth: 08/02/24                     School, Stevens Institute of Technology. Director,
Age: 76                                     Dynalysis of Princeton, a firm engaged in engineering
                                            research. Trustee/Director of each of the funds in the
                                            Fund Complex.

Wayne W. Whalen*..........................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                       & Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                           Complex, and other investment companies advised by the
Date of Birth: 08/22/39                     Advisers or Van Kampen Management Inc. Trustee/Director
Age: 61                                     of each of the funds in the Fund Complex, and
                                            Trustee/Managing General Partner of other investment
                                            companies advised by the Advisers or Van Kampen
                                            Management Inc.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
Suzanne H. Woolsey........................  Chief Operating Officer of the National Academy of
2101 Constitution Ave., N.W.                Sciences/ National Research Council, an independent,
Room 206                                    federally chartered policy institution, since 1993.
Washington, D.C. 20418                      Director of Neurogen Corporation, a pharmaceutical
Date of Birth: 12/27/41                     company, since January 1998. Director of the German
Age: 58                                     Marshall Fund of the United States, Trustee of Colorado
                                            College, and Vice Chair of the Board of the Council for
                                            Excellence in Government. Trustee/Director of each of the
                                            funds in the Fund Complex. Prior to 1993, Executive
                                            Director of the Commission on Behavioral and Social
                                            Sciences and Education at the National Academy of
                                            Sciences/National Research Council. From 1980 through
                                            1989, Partner of Coopers & Lybrand.

------------------------------------

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of the Fund by reason of his firm currently acting as legal counsel to the Fund. Messrs. Merin and Powers are interested persons of the Fund and the Advisers by reason of their positions with Morgan Stanley Dean Witter or its affiliates.

                                    OFFICERS


     Messrs. Smith, Santo, Sullivan, Zimmermann, Ciccarone and Reynoldson are located at 1 Parkview Plaza, PO Box 5555, Oakbrook Terrace, IL 60181-5555. Mr. Boyd is located at 2800 Post Oak Blvd., Houston, TX 77056.



      NAME, AGE, POSITIONS AND                            PRINCIPAL OCCUPATIONS
          OFFICES WITH FUND                                DURING PAST 5 YEARS
      ------------------------                            ---------------------
A. Thomas Smith III..................  Executive Vice President, General Counsel, Secretary and
  Date of Birth: 12/14/56              Director of Van Kampen Investments, the Advisers, Van Kampen
  Vice President and Secretary         Advisors Inc., Van Kampen Management Inc., the Distributor,
  Age: 43                              American Capital Contractual Services, Inc., Van Kampen
                                       Exchange Corp., Van Kampen Recordkeeping Services Inc.,
                                       Investor Services, Van Kampen Insurance Agency of Illinois
                                       Inc. and Van Kampen System Inc. Vice President and
                                       Secretary/Vice President, Principal Legal Officer and
                                       Secretary of other investment companies advised by the
                                       Advisers or their affiliates. Vice President and Secretary of each of the funds in the Fund Complex. Prior to January
                                       1999, Vice President and Associate General Counsel to New
                                       York Life Insurance Company ("New York Life"), and prior to
                                       March 1997, Associate General Counsel of New York Life.
                                       Prior to December 1993, Assistant General Counsel of The
                                       Dreyfus Corporation. Prior to August 1991, Senior Associate,
                                       Willkie Farr & Gallagher. Prior to January 1989, Staff
                                       Attorney at the Securities and Exchange Commission, Division
                                       of Investment Management, Office of Chief Counsel.

Michael H. Santo.....................  Executive Vice President, Chief Administrative Officer and
  Date of Birth: 10/22/55              Director of Van Kampen Investments, the Advisers, the
  Vice President                       Distributor, Van Kampen Advisors Inc., Van Kampen Management
  Age: 44                              Inc. and Van Kampen Investor Services Inc., and serves as a
                                       Director or Officer of certain other subsidiaries of Van
                                       Kampen Investments. Vice President of each of the funds in the Fund Complex and certain other investment companies
                                       advised by the Advisers and their affiliates. Prior to 1998,
                                       Senior Vice President and Senior Planning Officer for
                                       Individual Asset Management of Morgan Stanley Dean Witter
                                       and its predecessor since 1994. From 1990-1994, First Vice
                                       President and Assistant Controller in Dean Witter's
                                       Controller's Department.

Stephen L. Boyd......................  Executive Vice President and Chief Investment Officer of Van
  Date of Birth: 11/16/40              Kampen Investments, and President and Chief Operating
  Executive Vice President and         Officer of the Advisers. Executive Vice President of each of
  Chief Investment Officer             the funds in the Fund Complex and certain other investment
  Age: 59                              companies advised by the Advisers or their affiliates. Prior to April 2000, Vice President and Chief Investment Officer
                                       of the Advisers. Prior to October 1998, Vice President and
                                       Senior Portfolio Manager with AIM Capital Management, Inc.
                                       Prior to February 1998, Senior Vice President and Portfolio
                                       Manager of Van Kampen American Capital Asset Management,
                                       Inc., Van Kampen American Capital Investment Advisory Corp.
                                       and Van Kampen American Capital Management, Inc.

      NAME, AGE, POSITIONS AND                            PRINCIPAL OCCUPATIONS
          OFFICES WITH FUND                                DURING PAST 5 YEARS
      ------------------------                            ---------------------
John L. Sullivan.....................  Senior Vice President of Van Kampen Investments and the
  Date of Birth: 08/20/55              Advisers. Vice President, Chief Financial Officer and
  Vice President, Chief Financial      Treasurer of each of the funds in the Fund Complex and
  Officer and Treasurer                certain other investment companies advised by the Advisers
  Age: 45                              or their affiliates.

John H. Zimmermann, III..............  Senior Vice President and Director of Van Kampen
  Date of Birth: 11/25/57              Investments, President and Director of the Distributor and
  Vice President                       President of Van Kampen Insurance Agency of Illinois Inc.
  Age: 42                              Vice President of each of the funds in the Fund Complex.
                                       From November 1992 to December 1997, Mr. Zimmermann was
                                       Senior Vice President of the Distributor.

Richard A. Ciccarone.................  Senior Vice President and Co-head of the Fixed Income
  Date of Birth: 06/15/52              Department of the Advisers, Van Kampen Management Inc. and
  Vice President                       Van Kampen Advisors Inc. Prior to May 2000, he served as
  Age: 48                              Co-head of Municipal Investments and Director of Research of the Advisers, Van Kampen Management Inc. and Van Kampen
                                       Advisors Inc. Mr. Ciccarone first joined Advisory Corp. in
                                       June 1983, and worked for Advisory Corp. until May 1989,
                                       with his last position being a Vice President. From June
                                       1989 to April 1996, he worked at EVEREN Securities (formerly known as Kemper Securities), with his last position at
                                       EVEREN being an Executive Vice President. Since April 1996,
                                       Mr. Ciccarone has been a Senior Vice President of the
                                       Advisers, Van Kampen Management Inc. and Van Kampen Advisors
                                       Inc.

John R. Reynoldson...................  Senior Vice President and Co-head of the Fixed Income
  Date of Birth: 05/15/53              Department of the Advisers, Van Kampen Management Inc. and
  Vice President                       Van Kampen Advisors Inc. Prior to May 2000, he managed the
  Age: 47                              investment grade taxable group for the Advisers since July
                                       1999. From July 1988 to June 1999, he managed the government securities bond group for Asset Management. Mr. Reynoldson has been with Asset Management since April 1987, and has
                                       been a Senior Vice President of Asset Management since July
                                       1988. He has been a Senior Vice President of Advisory Corp.
                                       and Van Kampen Management Inc. since June 1995 and Senior
                                       Vice President of Van Kampen Advisors Inc. since June 2000.



     Each trustee/director holds the same position with each of the funds in the Fund Complex. As of the date of this Statement of Additional Information, there are 60 operating funds in the Fund Complex. Each trustee/director who is not an affiliated person of Van Kampen Investments, the Advisers or the Distributor (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees/directors to defer receipt of their compensation and earn a return on such deferred amounts. Deferring compensation has the economic effect as if the Non-Affiliated Trustee reinvested his or her compensation into the funds. Each fund in the Fund Complex provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.


     The compensation of each Non-Affiliated Trustee includes an annual retainer in an amount equal to $50,000 per calendar year, due in four quarterly installments on the first business day of each quarter. Payment of the annual retainer is allocated among the funds in the Fund Complex on the basis of the relative net assets of each fund as of the last business day of the preceding calendar quarter. The compensation of each Non-Affiliated Trustee includes a per meeting fee from each fund in the Fund Complex in the amount of $200 per quarterly or special meeting attended by the Non-Affiliated Trustee, due on the date of the meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.

     Under the deferred compensation plan, each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.

     Under the retirement plan, a Non-Affiliated Trustee who is receiving compensation from such Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such retirement from such Fund. Non-Affiliated Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from such Fund. Each trustee/director has served as a member of the Board of Trustees of the Fund since he or she was first appointed or elected in the year set forth below. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year.


     Additional information regarding compensation and benefits for trustees is set forth below for the periods described in the notes accompanying the table. The Aggressive Growth Portfolio and the Technology Portfolio had not commenced investment operations in 1999 and therefore there is no historical information included in the tables below for these portfolios.


                               COMPENSATION TABLE

                                                                         Fund Complex
                                                          -------------------------------------------
                                                                          Aggregate
                                                           Aggregate      Estimated
                                                          Pension or       Maximum          Total
                                                          Retirement       Annual       Compensation
                                            Aggregate      Benefits     Benefits from      before
                                           Compensation   Accrued as      the Fund      Deferral from
                                             from the       Part of         Upon            Fund
                       Name                  Trust(2)     Expenses(3)   Retirement(4)    Complex(5)
                       ----                ------------   -----------   -------------   -------------
          J. Miles Branagan                  $13,822        $40,303        $60,000        $126,000
          Jerry D. Choate (1)                  9,618              0         60,000          88,700
          Linda Hutton Heagy                  13,822          5,045         60,000         126,000
          R. Craig Kennedy                    13,622          3,571         60,000         125,600
          Jack E. Nelson                      13,822         21,664         60,000         126,000
          Phillip B. Rooney                   11,822          7,787         60,000         113,400
          Fernando Sisto                      13,822         72,060         60,000         126,000
          Wayne W. Whalen                     13,822         15,189         60,000         126,000
          Suzanne H. Woolsey(1)                9,618              0         60,000          88,700

------------------------------------

(1) Trustees not eligible for compensation are not included in the Compensation Table. Mr. Choate and Ms. Woolsey became members of the Board of Trustees for the Portfolios and other funds in the Fund Complex on May 26, 1999 and therefore do not have a full year of information to report.

(2) The amounts shown in this column represent the Aggregate Compensation from all series of the Trust with respect to the Trust's fiscal year ended December 31, 1999. The details of aggregate compensation for each series are shown in Table A below. Certain trustees deferred compensation from the Trust during the fiscal year ended December 31, 1999; the aggregate compensation deferred for each Portfolio for the fiscal year ended December 31, 1999 is shown in Table B below. Amounts deferred are retained by the respective Portfolio and earn a rate of return determined by reference to either the return on the common shares of the Portfolio or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, each Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The cumulative deferred compensation (including interest) accrued with respect to each trustee from each Portfolio as of the fiscal year ended December 31, 1999 is shown on Table C below. The deferred compensation plan is described above the Compensation Table.

(3) The amounts shown in this column represent the sum of the retirement benefits accrued by the operating investment companies in the Fund Complex for each of the trustees for the Funds' respective fiscal years ended in 1999. The retirement plan is described above the Compensation Table.

(4) For each trustee, this is the sum of the estimated maximum annual benefits payable by the operating investment companies in the Fund Complex for each year of the 10-year period commencing in the year of such trustee's anticipated retirement. The Retirement Plan is described above the Compensation Table. Each Non-Affiliated Trustee of the Board of Trustees has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth in Table D below.


(5) The amounts shown in this column represent the aggregate compensation paid by all operating investment companies in the Fund Complex as of December 31, 1999 before deferral by the trustees under the deferred compensation plan. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis. Certain trustees deferred all or a portion of their aggregate compensation from the Fund Complex during the calendar year ended December 31, 1999. The deferred compensation earns a rate of return determined by reference to the return on the shares of the funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, a Portfolio may invest in securities of those investment companies selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The Advisers and their affiliates also serve as investment adviser for other investment companies; however, with the exception of Mr. Whalen, the Non-Affiliated Trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Advisers and their affiliates, Mr. Whalen received Total Compensation of $279,250 during the calendar year ended December 31, 1999.


                                                                         TABLE A
         1999 AGGREGATE COMPENSATION FROM THE TRUST AND EACH PORTFOLIO

               PORTFOLIO NAME                  BRANAGAN   CHOATE   HEAGY    KENNEDY   NELSON   ROONEY   SISTO    WHALEN   WOOLSEY
               --------------                  --------   ------   -----    -------   ------   ------   -----    ------   -------
 Asset Allocation Portfolio..................    1,277      856     1,277    1,277     1,277    1,077    1,277   1,277       856
 Comstock Portfolio..........................      800      800       800      800       800      800      800     800       800
 Domestic Income Portfolio...................    1,223      817     1,223    1,223     1,223    1,023    1,223   1,223       817
 Emerging Growth Portfolio...................    1,491    1,080     1,491    1,291     1,491    1,291    1,491   1,491     1,080
 Enterprise Portfolio........................    1,379      935     1,379    1,379     1,379    1,179    1,379   1,379       935
 Global Equity Portfolio.....................    1,202      802     1,202    1,202     1,202    1,002    1,202   1,202       802
 Government Portfolio........................    1,276      856     1,276    1,276     1,276    1,076    1,276   1,276       856
 Growth and Income Portfolio.................    1,254      843     1,254    1,254     1,254    1,054    1,254   1,254       843
 Money Market Portfolio......................    1,237      828     1,237    1,237     1,237    1,037    1,237   1,237       828
 Morgan Stanley Real Estate Securities
   Portfolio.................................    1,447      973     1,447    1,447     1,447    1,247    1,447   1,447       973
 Strategic Stock Portfolio...................    1,236      828     1,236    1,236     1,236    1,036    1,236   1,236       828
                                                ------    -----    ------   ------    ------   ------   ------   ------    -----
   Life Investment Trust Total...............   13,822    9,618    13,822   13,622    13,822   11,822   13,822   13,822    9,618
                                                ======    =====    ======   ======    ======   ======   ======   ======    =====

                                                                         TABLE B

     1999 AGGREGATE COMPENSATION DEFERRED FROM THE TRUST AND EACH PORTFOLIO

                     PORTFOLIO NAME                       BRANAGAN   CHOATE   HEAGY    KENNEDY   NELSON   ROONEY   SISTO   WHALEN
                     --------------                       --------   ------   -----    -------   ------   ------   -----   ------
 Asset Allocation Portfolio.............................    1,277      636     1,277      639     1,277    1,077     639    1,277
 Comstock Portfolio.....................................      800      600       800      400       800      800     400      800
 Domestic Income Portfolio..............................    1,223      611     1,223      612     1,223    1,023     612    1,223
 Emerging Growth Portfolio..............................    1,491      661     1,491      646     1,491    1,291     746    1,491
 Enterprise Portfolio...................................    1,379      690     1,379      690     1,379    1,179     690    1,379
 Global Equity Portfolio................................    1,202      602     1,202      601     1,202    1,002     601    1,202
 Government Portfolio...................................    1,276      636     1,276      638     1,276    1,076     638    1,276
 Growth and Income Portfolio............................    1,254      630     1,254      627     1,254    1,054     627    1,254
 Money Market Portfolio.................................    1,237      618     1,237      619     1,237    1,037     619    1,237
 Morgan Stanley Real Estate Securities Portfolio........    1,447      714     1,447      724     1,447    1,247     724    1,447
 Strategic Stock Portfolio..............................    1,236      619     1,236      618     1,236    1,036     618    1,236
                                                           ------    -----    ------    -----    ------   ------   -----   ------
   Life Investment Trust Total..........................   13,822    7,017    13,822    6,814    13,822   11,822   6,914   13,822
                                                           ======    =====    ======    =====    ======   ======   =====   ======

                                                                         TABLE C

        CUMULATIVE COMPENSATION DEFERRED (PLUS INTEREST) FROM THE TRUST
                               AND EACH PORTFOLIO

                                                                CURRENT TRUSTEES                                FORMER TRUSTEES
                                    -------------------------------------------------------------------------   ----------------
          PORTFOLIO NAME            BRANAGAN   CHOATE   HEAGY    KENNEDY   NELSON    ROONEY   SISTO    WHALEN   CARUSO   GAUGHAN
          --------------            --------   ------   -----    -------   ------    ------   -----    ------   ------   -------
 Asset Allocation Portfolio........   5,988       882    5,519    4,530     11,623    5,224   15,387   7,698    1,996       131
 Comstock Portfolio................     947       833      860      518      1,112    1,219      542     939        0         0
 Domestic Income Portfolio.........   5,722       848    5,169    4,234     11,107    4,951   13,251   7,349    1,318        91
 Emerging Growth Portfolio.........   5,927     1,223    5,357    4,168     11,078    5,318    2,700   7,411        0       276
 Enterprise Portfolio..............   6,231       955    5,873    4,853     12,157    5,516   18,229   8,065    3,223       210
 Global Equity Portfolio...........   5,554       836    5,021    4,092     10,645    4,832    2,483   7,058        0       147
 Government Portfolio..............   5,965       882    5,399    4,384     11,575    5,195   13,634   7,664    1,278        92
 Growth and Income Portfolio.......   3,373       874    2,606    1,908      4,429    4,079    1,835   3,311        0         0
 Money Market Portfolio............   5,680       857    5,085    4,165     11,073    4,945   12,274   7,329    1,155        87
 Morgan Stanley Real Estate
   Securities Portfolio............   6,494       988    6,095    5,025     12,077    6,043    2,975   8,118        0       101
 Strategic Stock Portfolio.........   3,328       859    2,569    1,883      4,373    4,021    1,811   3,268        0         0
                                     ------    ------   ------   ------    -------   ------   ------   ------   -----     -----
   Life Investment Trust Total.....  55,209    10,037   49,553   39,760    101,249   51,343   85,121   68,210   8,970     1,135
                                     ======    ======   ======   ======    =======   ======   ======   ======   =====     =====

                                                FORMER TRUSTEES
                                     -------------------------------------
          PORTFOLIO NAME             MILLER    REES    ROBINSON   YOVOVICH
          --------------             ------    ----    --------   --------
 Asset Allocation Portfolio........   2,061    4,491     4,538      1,513
 Comstock Portfolio................       0        0         0        916
 Domestic Income Portfolio.........   1,978    3,721     4,245      1,448
 Emerging Growth Portfolio.........   1,851      175     4,095      1,756
 Enterprise Portfolio..............   2,171    5,655     4,859      1,634
 Global Equity Portfolio...........   1,862      169     4,050      1,423
 Government Portfolio..............   2,054    6,229     4,421      1,512
 Growth and Income Portfolio.......       0        0         0      1,484
 Money Market Portfolio............   1,994    5,715     4,098      1,465
 Morgan Stanley Real Estate
   Securities Portfolio............   1,983      185     4,313      1,717
 Strategic Stock Portfolio.........       0        0         0      1,463
                                     ------   ------    ------     ------
   Life Investment Trust Total.....  15,954   26,340    34,619     16,331
                                     ======   ======    ======     ======

                                                                         TABLE D

                                                BRANAGAN   CHOATE   HEAGY   KENNEDY   NELSON   ROONEY   SISTO    WHALEN   WOOLSEY
                                                --------   ------   -----   -------   ------   ------   -----    ------   -------
 Asset Allocation Portfolio...................    1991      1999    1995     1995      1995     1997      1987    1995     1999
 Comstock Portfolio...........................    1998      1999    1998     1998      1998     1998      1998    1998     1999
 Domestic Income Portfolio....................    1991      1999    1995     1995      1995     1997      1987    1995     1999
 Emerging Growth Portfolio....................    1995      1999    1995     1995      1995     1997      1995    1995     1999
 Enterprise Portfolio.........................    1991      1999    1995     1995      1995     1997      1986    1995     1999
 Global Equity Portfolio......................    1995      1999    1995     1995      1995     1997      1995    1995     1999
 Government Portfolio.........................    1991      1999    1995     1995      1995     1997      1986    1995     1999
 Growth and Income Portfolio..................    1995      1999    1995     1995      1995     1997      1995    1995     1999
 Money Market Portfolio.......................    1991      1999    1995     1995      1995     1997      1986    1995     1999
 Real Estate Portfolio........................    1995      1999    1995     1995      1995     1997      1995    1995     1999
 Strategic Stock Portfolio....................    1997      1999    1997     1997      1997     1997      1997    1997     1999


     Each Portfolio, the Advisers, the Subadviser and the Distributor have adopted Codes of Ethics (collectively, the "Code of Ethics") that set forth general and specific standards relating to the securities trading activities of their employees. The Code of Ethics does not prohibit employees from acquiring securities that may be purchased or held by a Portfolio, but is intended to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of a Portfolio or other Van Kampen funds, or that such employees take unfair advantage of their relationship with a Portfolio. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes various trading restrictions (such as time periods during which personal transactions may or may not be made) and requires quarterly reporting of securities transactions and other matters. All reportable securities transactions and other required reports are to be reviewed by appropriate personnel for compliance with the Code of Ethics. Additional restrictions apply to portfolio managers, traders, research analysts and others who may have access to nonpublic information about the trading activities of a Portfolio or other Van Kampen funds or who otherwise are involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate, personnel.


     As of August   , 2000, the trustees and officers of the Trust as a group
owned less than 1% of the shares of each Portfolio.


                         INVESTMENT ADVISORY AGREEMENTS


     The Trust and Asset Management are parties to an investment advisory agreement (the "Combined Advisory Agreement") pursuant to which the Trust retains Asset Management to manage the investment of assets and to place orders for the purchase and sale of portfolio securities for certain portfolios including the Asset Allocation Portfolio, the Domestic Income Portfolio, the Enterprise Portfolio, the Government Portfolio and the Money Market Portfolio (collectively, the "Combined Portfolios"). The Trust and Asset Management are also parties to other investment advisory agreements pursuant to which Asset Management manages the investment of assets and places orders for the purchase and sale of portfolio securities for several Portfolios including six advisory agreements designated herein as "Comstock Advisory Agreement," "Emerging Growth Advisory Agreement," "Global Equity Advisory Agreement," "Growth and Income Advisory Agreement", "Morgan Stanley Real Estate Securities Advisory Agreement", and "Strategic Stock Advisory Agreement" for the Comstock Portfolio, the Emerging Growth Portfolio, the Global Equity Portfolio, the Growth and Income Portfolio, the Morgan Stanley Real Estate Securities Portfolio, and the Strategic Stock Portfolio, respectively. The Trust and Advisory Corp. are parties to investment advisory agreements pursuant to which Advisory Corp. manages the investment of assets and places orders for the purchase and sale of portfolio securities for several Portfolios including two advisory agreements designated herein as "Aggressive Growth Advisory Agreement" and "Technology Advisory Agreement" for the Aggressive Growth Portfolio and Technology Portfolio, respectively. The Combined Advisory Agreement for the Combined Portfolios and the separate advisory agreements for the remaining Portfolios are referred to herein collectively as the "Advisory Agreements". Under the Advisory Agreements, the Adviser obtains and evaluates economic, statistical, and financial information to formulate strategy and implement each Portfolio's investment objective. The Adviser also furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as trustees of the Trust or officers of the Portfolios if elected to such positions. Each Portfolio bears the costs of its day-to-day operations, including service fees, distribution fees, legal and independent accountant fees, the costs of reports and proxies to shareholders, compensation of trustees of the Trust (other than those who are affiliated persons of the Advisers, Distributor or Van Kampen Investments) and all other ordinary expenses not specifically assumed by the Adviser.



     The Advisory Agreements also provide that the Adviser shall not be liable to the Trust for any actions or omissions in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Advisory Agreements.

     Under the Advisory Agreements, the Trust pays to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it, an annual fee payable monthly computed on average daily net assets as follows:


--------------------------------------------------------------------
Aggressive Growth Portfolio (based on the Portfolio's
average daily net assets)

Asset Allocation Portfolio, Domestic Income Portfolio,
Enterprise Portfolio, Government Portfolio and Money Market
Portfolio (based upon their combined average daily net
assets)
     First $500 million.....................................   0.50%
     Next $500 million......................................   0.45%
     Over $1 billion........................................   0.40%
     (The resulting fee is prorated to each of these
     Portfolios based upon their respective average daily
     net assets.)
Comstock Portfolio and Growth and Income Portfolio (based on each Portfolio's average daily net assets)
     First $500 million.....................................   0.60%
     Over $500 million......................................   0.55%
Emerging Growth Portfolio (based upon the Portfolio's
  average daily net assets)
     First $500 million.....................................   0.70%
     Next $500 million......................................   0.65%
     Over $1 billion........................................   0.60%
Global Equity Portfolio (based upon the Portfolio's average
  daily net assets)
     First $500 million.....................................   1.00%
     Next $500 million......................................   0.95%
     Over $1 billion........................................   0.90%
Morgan Stanley Real Estate Securities Portfolio (based upon
  the Portfolio's average daily net assets)
     First $500 million.....................................   1.00%
     Next $500 million......................................   0.95%
     Over $1 billion........................................   0.90%
Strategic Stock Portfolio
     First $500 million.....................................   0.50%
     Over $500 million......................................   0.45%

Technology Portfolio (based on the Portfolio's average daily net assets)


For the Global Equity Portfolio and Morgan Stanley Real Estate Securities Portfolio, the Adviser has entered into subadvisory agreements (the "Subadvisory Agreement") to assist the Adviser in performing its investment advisory functions. Under the Subadvisory Agreements, the Subadviser receives on an annual basis 50% of the net advisory fees received by the Adviser with respect to such Portfolios.

     The Adviser has voluntarily agreed to reimburse certain Portfolios for all expenses as a percent of average daily net assets in excess of the following:


--------------------------------------------------------------------

Asset Allocation Portfolio..................................   0.60%
Domestic Income Portfolio...................................   0.60%
Enterprise Portfolio........................................   0.60%
Government Portfolio........................................   0.60%
Money Market Portfolio......................................   0.60%
Comstock Portfolio..........................................   0.95%
Emerging Growth Portfolio...................................   0.85%
Global Equity Portfolio.....................................   1.20%
Growth and Income Portfolio.................................   0.75%
Morgan Stanley Real Estate Securities Portfolio.............   1.10%
Strategic Stock Portfolio...................................   0.65%

     The Combined Advisory Agreement also provides that, in the event the ordinary business expenses of any of the Combined Portfolios for any fiscal year exceed 0.95% of the average daily net assets, the compensation due the Adviser will be reduced by the amount of such excess and that, if a reduction in and refund of the advisory fee is insufficient, the Adviser will pay the Combined Portfolios monthly an amount sufficient to make up the deficiency, subject to readjustment during the year. Ordinary business expenses do not include (1) interest and taxes, (2) brokerage commissions, (3) any distribution expenses which may be incurred in the event the Combined Portfolios' Distribution Plan is implemented, and (4) certain litigation and indemnification expenses as described in the Combined Advisory Agreement.


     The average daily net assets of a Portfolio is determined by taking the average of all of the determinations of net assets of that Portfolio for each business day during a given calendar month. The fee is payable for each calendar month as soon as practicable after the end of that month. For Portfolios advised by Asset Management, the fee payable to Asset Management is reduced by any commissions, tender solicitation and other fees, brokerage or similar payments received by Asset Management or any other direct or indirect majority owned subsidiary of Van Kampen Investments, in connection with the purchase and sale of portfolio investments of such Portfolios, less any direct expenses incurred by such subsidiary of Van Kampen Investments in connection with obtaining such payments. Asset Management agrees to use its best efforts to recapture tender solicitation fees and exchange offer fees for the Portfolios benefit, and to advise the Trustees of the Portfolios of any other commissions, fees, brokerage or similar payments which may be possible under applicable laws for Asset Management or any other direct or indirect majority owned subsidiary of Van Kampen Investments, to receive in connection with the Portfolios investment transactions or other arrangements which may benefit the Portfolios.

     The following table shows the approximate expenses paid under the Advisory Agreements during the periods ended December 31, 1999, 1998 and 1997. As of December 31, 1999, the Aggressive Growth Portfolio and the Technology Portfolio had not commenced investment operations.


                                                                                                                 GROWTH
                           ASSET                  DOMESTIC    EMERGING                  GLOBAL                     AND
     PERIOD ENDING       ALLOCATION   COMSTOCK     INCOME      GROWTH     ENTERPRISE    EQUITY     GOVERNMENT    INCOME
  DECEMBER 31, 1999:     PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO
  ------------------     ----------   ---------   ---------   ---------   ----------   ---------   ----------   ---------

Advisory fees             $277,200     $ 4,600     $85,500    $623,100     $675,000    $ 34,700     $275,400    $258,600
Accounting Services       $ 25,200     $22,100     $16,200    $ 25,900     $ 42,900    $  7,100     $ 29,300    $ 22,700
Contractual expense
 reimbursement            $    -0-     $   -0-     $24,490    $    -0-     $    -0-    $    -0-     $    -0-    $    -0-
Voluntary expense
 reimbursement            $ 95,967     $72,613     $61,741    $ 28,250     $ 36,478    $125,524     $ 76,349    $ 73,947

                                       MORGAN
                                      STANLEY
                                        REAL
                           MONEY       ESTATE     STRATEGIC
     PERIOD ENDING        MARKET     SECURITIES     STOCK
  DECEMBER 31, 1999:     PORTFOLIO   PORTFOLIO    PORTFOLIO
  ------------------     ---------   ----------   ---------
Advisory fees            $146,500    $1,761,100    $137,200
Accounting Services      $ 24,100    $   66,600    $17,300
Contractual expense
 reimbursement           $    -0-    $      -0-    $   -0-
Voluntary expense
 reimbursement           $ 91,001    $   39,541    $69,223

     PERIOD ENDING
  DECEMBER 31, 1998:
  ------------------
Advisory fees             $308,215      n/a      $86,159    $131,521    $539,143    $ 32,086     $268,947    $127,069    $108,585
Accounting Services       $ 33,100      n/a      $23,600    $22,900     $ 42,800    $ 38,100     $ 32,700    $ 24,500    $ 13,678
Contractual expense
 reimbursement            $    -0-      n/a      $24,760    $   -0-     $    -0-    $    -0-     $    -0-    $    -0-    $  7,952
Voluntary expense
 reimbursement            $ 74,236      n/a      $60,335    $71,860     $ 40,178    $162,179     $ 70,011    $ 72,329    $ 76,068

     PERIOD ENDING
  DECEMBER 31, 1998:
  ------------------
Advisory fees            $2,511,823    $56,672
Accounting Services      $   73,500    $17,500
Contractual expense
 reimbursement           $      -0-    $   -0-
Voluntary expense
 reimbursement           $      -0-    $68,772

     PERIOD ENDING
  DECEMBER 31, 1997:
  ------------------
Advisory fees             $311,514      n/a      $86,700    $48,713     $467,494    $ 31,290     $267,568    $ 30,777    $106,891
Accounting Services       $ 14,290      n/a      $ 8,861    $ 9,145     $ 19,566    $ 21,596     $ 13,895    $  4,410    $ 10,155
Contractual expense
 reimbursement            $    -0-      n/a      $17,857    $   -0-     $    -0-    $    -0-     $    -0-    $    -0-    $  6,147
Voluntary expense
 reimbursement            $ 68,780      n/a      $60,681    $89,683     $ 55,090    $174,632     $ 72,820    $ 45,369    $ 74,791

     PERIOD ENDING
  DECEMBER 31, 1997:
  ------------------
Advisory fees            $2,269,511    $ 1,083
Accounting Services      $   32,983    $   -0-
Contractual expense
 reimbursement           $      -0-    $   -0-
Voluntary expense
 reimbursement           $      -0-    $ 4,892

     The Advisory Agreements with respect to each subject Portfolio may be continued from year to year if specifically approved at least annually (a)(i) by the Trustees or (ii) by a vote of a majority of such Portfolio's outstanding voting securities and (b) by the affirmative vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreements provide that an agreement shall terminate automatically if assigned and that it may be terminated without penalty by either party on 60 days' written notice.


                                OTHER AGREEMENTS



     Accounting Services Agreement. The Portfolios have entered into an accounting services agreement pursuant to which Advisory Corp. provides accounting services to the Portfolios supplementary to those provided by the custodian. Such services are expected to enable the Portfolios to more closely monitor and maintain its accounts and records. The Portfolios pay all costs and expenses related to such services, including all salary and related benefits of accounting personnel, as well as the overhead and expenses of office space and the equipment necessary to render such services. Each Portfolio shares together with the other Van Kampen funds in the cost of providing such services with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such costs based proportionately on their respective net assets per fund.



     Legal Services Agreement. The Aggressive Growth Portfolio and Technology Portfolio and certain other Van Kampen funds advised by the Advisory Corp. or its affiliates and distributed by the Distributor have entered into legal services agreements pursuant to which Van Kampen Investments provides legal services, including without limitation: accurate maintenance of each portfolio's minute books and records, preparation and oversight of each portfolio's regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the portfolios. Payment by the portfolios for such services is made on a cost basis for the salary and salary-related benefits, including but not limited to bonuses, group insurance and other regular wages for the employment of personnel, as well as overhead and the expenses related to the office space and the equipment necessary to render the legal services. Other funds distributed by the Distributor also receive legal services from Van Kampen Investments. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.


                                  DISTRIBUTOR

     The Distributor acts as the principal underwriter of the shares of the Trust pursuant to a written agreement (the "Distribution and Service Agreement"). The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is not obligated to sell any stated number of shares. The Distribution and Service Agreement is renewable from year to year if approved (a) by the Trust's Trustees or by a vote of a majority of the Trust's outstanding voting securities and (b) by the affirmative vote of a majority of Trustees who are not parties to the Distribution and Service Agreement or interested persons of any party, by votes cast in person at a meeting called for that purpose. The Distribution and Service Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 90 days' written notice.

     The Distributor bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and certain other costs including the cost of supplemental sales literature and advertising. The Trust pays all expenses attributable to the registrations of its shares under federal law, including registration and filing fees, the cost of preparation of the prospectuses, related legal and auditing expenses, and the cost of printing prospectuses for current shareholders.

     Each Portfolio has adopted a distribution plan (the "Distribution Plan") with respect to its Class II Shares pursuant to Rule 12b-1 under the 1940 Act. Each Portfolio also has adopted a service plan (the "Service Plan") with respect to its Class II Shares. The Distribution Plan and the Service Plan sometimes are referred to herein as the "Plans". The Plans provide that a Portfolio may spend a portion of the average daily net assets attributable to its Class II Shares in connection with distribution of such class of shares and in connection with the provision of ongoing services to shareholders of such class. The Distribution Plan and the Service Plan are being implemented through the Distribution and Service Agreement with the Distributor and sub-agreements with parties that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding a Portfolio, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation.

     The Distributor must submit quarterly reports to the Board of Trustees of the Trust setting forth separately by Portfolio all amounts paid under the Distribution Plan and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to Class II Shares without approval by a vote of a majority of the outstanding voting shares of Class II Shares, and all material amendments to either of the Plans must be approved by the Trustees and also by the disinterested Trustees. Each of the Plans may be terminated with respect to Class II Shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of Class II Shares.

     For the Class II Shares of a Portfolio, in any given year in which the Plans are in effect, the Plans generally provide for a Portfolio to pay the Distributor the lesser of (i) the applicable amount of the Distributor's actual distribution and service expenses incurred that year, plus any actual distribution and service expenses from prior years that are still unpaid by the Portfolio for such class of shares or (ii) the applicable plan fees for such class of shares at the rates specified in the Portfolio's Prospectus. Except as may be mandated by applicable law, the Portfolio does not impose any limit with respect to the number of years into the future that such unreimbursed actual expenses may be carried forward. These unreimbursed actual expenses may or may not be recovered through plan fees in future years. If the Plans are terminated or not continued, the Portfolio would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Portfolio.

                                 TRANSFER AGENT


     The Trust's transfer agent, shareholder service agent and dividend disbursing agent is Van Kampen Investor Services Inc. The transfer agency prices are determined through negotiations with the Board of Trustees of the Trust and are based on competitive market benchmarks.


                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     The Adviser is responsible for decisions to buy and sell securities for the Portfolios, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions. While the Adviser will be primarily responsible for the placement of the Portfolios' investments, the policies and practices in this regard will at all times be subject to review by the Board of Trustees.


     Transactions in debt securities generally made by the Portfolios are principal transactions at net prices with little or no brokerage costs. Such securities are normally purchased directly from the issuer or in the over-the-counter market from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers include a spread or markup to the dealer between the bid and asked price. Sales to dealers are effected at bid prices. The Portfolios may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid, or may purchase and sell listed bonds on a exchange, which are effected through brokers who charge a commission for their services.


     The Adviser is responsible for placing portfolio transactions and does so in a manner deemed fair and reasonable to the Portfolios and not according to any formula. The primary consideration in all portfolio transactions is prompt execution of orders in an effective manner at the most favorable price. In selecting broker/dealers and in negotiating prices and any brokerage commissions on such transactions, the Adviser considers the firm's reliability, integrity and financial condition and the firm's execution capability, the size and breadth of the market for the security, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration may be given to those firms which supply research and other services in addition to execution services. The Adviser is authorized to pay higher commissions to brokerage firms that provide it with investment and research information than to firms which do not provide such services if the Adviser determines that such commissions are reasonable in relation to the overall services provided. No specific value can be assigned to such research services which are furnished without cost to the Adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser to the Portfolios and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to reduce its expenses materially. The investment advisory fee is not reduced as a result of the Adviser's receipt of such research services. Services provided may include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or pur-chasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto

(such as clearance, settlement and custody). Research services furnished by firms through which the Fund effects its securities transactions may be used by the Adviser in servicing all of its advisory accounts; not all of such services may be used by the Adviser in connection with the Fund.

     The Adviser also may place portfolio transactions, to the extent permitted by law, with brokerage firms affiliated with the Portfolios, the Adviser or the Distributor and with brokerage firms participating in the distribution of the Portfolios' shares if it reasonably believes that the quality of execution and the commission are comparable to that available from other qualified firms. Similarly, to the extent permitted by law and subject to the same considerations on quality of execution and comparable commission rates, the Adviser may direct an executing broker to pay a portion or all of any commissions, concessions or discounts to a firm supplying research or other services or to a firm participating in the distribution of the Portfolios' shares.

     The Adviser may place Portfolio transactions at or about the same time for other advisory accounts, including other investment companies. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the Portfolios and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Portfolios. In making such allocations among the Portfolios and other advisory accounts, the main factors considered by the Adviser are the respective sizes of the Portfolios and other advisory accounts, the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and opinions of the persons responsible for recommending the investment.

     Effective October 31, 1996, Morgan Stanley & Co. Incorporated ("Morgan Stanley") became an affiliate of the Adviser. Effective May 31, 1997, Dean Witter Reynolds, Inc. ("Dean Witter") became an affiliate of the Adviser. The Board of Trustees has adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commissions paid to affiliates of the Portfolios must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the trustees will consider from time to time whether the advisory fee for the Fund will be reduced by all or a portion of the brokerage commission given to affiliated brokers.

     The Portfolios paid the following commissions to these brokers during the periods shown:

                                                              AFFILIATED BROKERS
                                            -------------------------------------------------------
                                                       MORGAN STANLEY                   DEAN WITTER
                                                       --------------                   -----------
Fiscal year ended 1999..................    $3,048 (Asset Allocation Portfolio)             -0-
                                            $   78 (Comstock Portfolio)
                                            $ 320 (Emerging Growth Portfolio)
                                            $4,670 (Enterprise Portfolio)
                                            $2,743 (Growth and Income Portfolio)
Fiscal year ended 1998..................    -0-                                             -0-
Fiscal year ended 1997..................    -0-                                             -0-
Fiscal year 1999 Percentages:
  Commissions with affiliate to total
     commissions........................    5.90% (Asset Allocation Portfolio)              -0-
                                            8.19% (Comstock Portfolio)
                                            0.39% (Emerging Growth Portfolio)
                                            1.55% (Enterprise Portfolio)
                                            3.17% (Growth and Income Portfolio)
  Value of brokerage transactions with
     affiliate to total transactions....    0.07% (Asset Allocation Portfolio)              -0-
                                            0.34% (Comstock Portfolio)
                                            0.01% (Emerging Growth Portfolio)
                                            0.12% (Enterprise Portfolio)
                                            0.14% (Growth and Income Portfolio)

     The following table summarizes for each portfolio the total brokerage commissions paid, the amount of commissions paid to brokers selected primarily on the basis of research services provided to the Adviser and the value of these specific transactions. As of December 31, 1999, the Aggressive Growth Portfolio and the Technology Portfolio had not commenced investment operations.



                                  ASSET                                               DOMESTIC      EMERGING      GLOBAL
                               ALLOCATION     COMSTOCK     ENTERPRISE    GOVERNMENT    INCOME        GROWTH       EQUITY
                                PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                               -----------   ----------   ------------   ----------   ---------   ------------   ---------

1999
-----------------------------
 Total brokerage commissions   $    51,683   $      952   $    301,161    $15,648         --      $     82,609    $   596
 Commissions for research
   services                    $    41,590   $    1,738   $    200,678         --         --      $     75,067         --
 Value of research
   transactions                $41,719,670   $1,810,897   $171,892,773         --         --      $241,772,787         --

1998
-----------------------------
 Total brokerage commissions   $   121,933          N/A   $    195,688    $34,884         --      $     26,685    $   118
 Commissions for research
   services                    $    69,166          N/A   $     72,273         --         --      $     17,365         --
 Value of research
   transactions                $52,524,399          N/A   $ 59,194,331         --         --      $ 33,681,640         --
1997
-----------------------------
 Total brokerage commissions   $   100,020          N/A   $    140,036    $30,799         --      $     10,436    $13,550
 Commissions for research
   services                    $    27,325          N/A   $     47,085         --         --      $      5,597         --
 Value of research
   transactions                $17,590,482          N/A   $ 51,189,635         --         --      $  9,900,077         --

                               MORGAN STANLEY
                                REAL ESTATE     GROWTH AND      MONEY      STRATEGIC
                                 SECURITIES       INCOME       MARKET        STOCK
                                 PORTFOLIO       PORTFOLIO    PORTFOLIO    PORTFOLIO
                               --------------   -----------   ---------   -----------
1999
-----------------------------
 Total brokerage commissions    $    306,677    $    86,408       --      $    18,059
 Commissions for research
   services                     $    296,872    $    71,230       --      $    17,870
 Value of research
   transactions                 $124,978,324    $66,920,240       --      $31,879,129
1998
-----------------------------
 Total brokerage commissions    $  1,216,987    $    38,200       --      $    11,412
 Commissions for research
   services                     $  1,168,101    $    20,979       --      $    11,412
 Value of research
   transactions                 $502,717,341    $27,958,579       --      $19,379,770
1997
-----------------------------
 Total brokerage commissions    $  1,823,718    $    13,809       --      $     1,172
 Commissions for research
   services                     $  1,446,147             --       --      $     1,172
 Value of research
   transactions                 $656,816,992             --       --      $ 2,327,597


                        DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of each Portfolio is computed by dividing the value of all securities held by the Portfolio plus other assets, less liabilities, by the number of shares outstanding. This computation is determined for each Portfolio as of the close of business of the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., New York time) on each business day on which the Exchange is open.

MONEY MARKET PORTFOLIO NET ASSET VALUATION

     The Portfolio's use of the amortized cost method of valuing its portfolio securities is permitted by a rule adopted by the SEC. Under this rule, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in securities determined by the Adviser to be of eligible quality with minimal credit risks. The valuation of each Portfolio's investments is based upon their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that the Portfolio would receive if it sold the instrument.

     The Portfolio has established procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as the Board of Trustees deem appropriate, to determine the extent, if any, to which the new asset value per share calculated by using available market quotations deviates from $1.00 per share based on amortized cost. In the event such deviation should exceed four tenths of one percent, the Board of Trustees are required to promptly consider what action, if any, should be initiated. If the Board of Trustees believe that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined by using available market quotations.


AGGRESSIVE GROWTH, ASSET ALLOCATION, COMSTOCK, DOMESTIC INCOME, EMERGING GROWTH, ENTERPRISE, GLOBAL EQUITY, GROWTH AND INCOME, MORGAN STANLEY REAL ESTATE SECURITIES, STRATEGIC STOCK AND TECHNOLOGY PORTFOLIOS NET ASSET VALUATION


     The net asset value of these Portfolios is computed by (i) valuing securities listed or traded on a national securities exchange at the last sale price, or if there has been no sale that day at the mean between the last reported bid and asked prices (ii) valuing unlisted securities for which over-the-counter market quotations are readily available at the most recent bid price as supplied by National Association of Securities Dealers Automated Quotations ("NASDAQ") or by broker-dealers, and (iii) valuing any securities for which market quotations are not readily available, and any other assets at fair value as determined in good faith by the Adviser based on procedures approved by the Trustees. Options, futures contracts and options thereon, which are traded on exchanges, are valued at their last sale or settlement price as of the close of such exchanges or if no sales are reported, at the mean between the last reported bid and asked prices. Securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, which approximates market value. Securities for which market quotations are not readily available and any other assets are valued at fair value as determined in good faith by the Adviser based on procedures approved by the Board of Trustees.

GOVERNMENT PORTFOLIO NET ASSET VALUATION

     U.S. Government securities are traded in the over-the-counter market and are valued at the mean between the last reported bid and asked prices. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers or from a pricing service. Options, interest rate futures contracts and options thereon, which are traded on exchanges, are valued at their last sale or settlement price as of the close of such exchanges or if no sales are reported, at the mean between the last reported bid and asked prices. Securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, which approximates market value. Securities for which market quotations are not readily available and any other assets are valued at fair value as determined in good faith by the Adviser based on procedures approved by the Board of Trustees.

FAIR VALUE PRICING

     Trading in securities on many foreign securities exchanges (including European and Far Eastern securities exchange) and over-the-counter markets is normally completed before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, securities trading in a particular country or countries may not take place on all business days for the Exchange or may take place on days which are not business days for the Exchange. Changes in valuations on certain securities may occur at times or on days on which a Portfolio's net asset value is not calculated and on which a Portfolio does not effect sales, redemptions and exchanges of its shares. The Portfolio calculates net asset value per share, and therefore effects sales, redemptions and exchanges of its shares, as of the close of trading on the Exchange each day the Exchange is open for trading. Such calculation does not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when a Portfolio's net asset value is calculated, such securities may be valued at fair value as determined in good faith by the Adviser based in accordance with procedures established by the Board of Trustees.

                       PURCHASE AND REDEMPTION OF SHARES

     The purchase of shares of the Portfolios is currently limited to the Accounts as explained in the Portfolios' Prospectuses. Such shares are sold and redeemed at their respective net asset values as described in the Portfolios' Prospectuses.

     Redemptions are not made on days during which the Exchange is closed. The right of redemption may be suspended and the payment therefor may be postponed for more than seven days during any period when (a) the Exchange is closed for other than customary weekends or holidays; (b) the SEC determines trading on the Exchange is restricted; (c) the SEC determines an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets; or (d) the SEC, by order, so permits.

                                   TAX STATUS

FEDERAL INCOME TAXATION OF THE PORTFOLIOS

     The Trust and each of its Portfolios will be treated as separate corporations for federal income tax purposes. The Portfolios have each elected and qualified, and intend to continue to qualify each year, to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code (the "Code"). To qualify as a regulated investment company, each Portfolio must comply with certain requirements of the Code relating to, among other things, the source of its income and diversification of its assets.

     If a Portfolio so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (generally taxable income and net short-term capital gain) and meets certain other requirements, it will not be required to pay federal income taxes on any income it distributes to shareholders. Each Portfolio intends to distribute at least the minimum amount of investment company taxable income necessary to satisfy the 90% distribution requirement. A Portfolio will not be subject to any federal income tax on any net capital gain distributed to shareholders.

     In order to avoid a 4% excise tax, each Portfolio that does not meet the requirements of Code Section 4982(f) will be required to distribute, by December 31st of each year, at least an amount equal to the sum of (i) 98% of its ordinary income for such year and (ii) 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31st of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, a Portfolio will be treated as having been distributed.

     If a Portfolio failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, such Portfolio would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. To qualify again as a regulated investment company in a subsequent year, such Portfolio may be required to pay an interest charge on 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to shareholders (less any interest charge). In addition, if the Portfolio failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, the Portfolio would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

     Some of the Portfolios' investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain losses of a Portfolio, affect the holding period of the securities held by such Portfolio and alter the character of the gains or losses realized by the Portfolio. These provisions may also require the Portfolio to recognize income or gain without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. Each Portfolio will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of such Portfolio as a regulated investment company.

     Investments of a Portfolio in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, a Portfolio will be required to accrue as income each year a portion of the discount and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, such Portfolio may have to dispose of securities that it would otherwise have continued to hold.

     PASSIVE FOREIGN INVESTMENT COMPANIES. A Portfolio may invest in stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (i) at least 75% of its gross income is passive income or (ii) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a regulated investment company that holds stock of a PFIC will be subject to federal income tax on (i) a portion of any "excess distribution" received on such stock or (ii) any gain from a sale or disposition of such stock (collectively, "PFIC income"), plus interest on such amounts, even if the regulated investment company distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the regulated investment company's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, such Portfolio would be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary income earnings and net capital gain, which most likely would have to be distributed to satisfy the 90% distribution requirement and the distribution requirement for avoiding income and excise taxes. In most instances it will be very difficult to make this election due to certain requirements imposed with respect to the election.

     As an alternative to making the above-described election to treat the PFIC as a qualified electing fund, a Portfolio may make an election to annually mark-to-market PFIC stock that it owns (a "PFIC Mark-to-Market Election"). "Marking-to-market," in this context, means recognizing as ordinary income or loss each year an amount equal to the difference between such Portfolio's adjusted tax basis in such PFIC stock and its fair market value. Losses will be allowed only to the extent of net mark-to-market gain previously included by the Portfolio pursuant to the election for prior taxable years. A Portfolio may be required to include in its taxable income for the first taxable year in which it makes a PFIC Mark-to-Market Election an amount equal to the interest charge that would otherwise accrue with respect to distributions on, or dispositions of, the PFIC stock. This amount would not be deductible from the Portfolio's taxable income. The PFIC Mark-to-Market Election applies to the taxable year for which made and to all subsequent taxable years, unless the Internal Revenue Service ("IRS") consents to revocation of the election. By making the PFIC Mark-to-Market Election, the Portfolio could ameliorate the adverse tax consequences arising from its ownership of PFIC stock, but in any particular year may be required to recognize income in excess of the distributions it receives from the PFIC and proceeds from the dispositions of PFIC stock.

DISTRIBUTIONS TO SHAREHOLDERS

     Distributions of a Portfolio's investment company taxable income are taxable to shareholders as ordinary income to the extent of such Portfolio's earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of a Portfolio's net capital gain as capital gain dividends, if any, are taxable to shareholders as long-term capital gains regardless of the length of time shares of such Portfolio have been held by such shareholders. Distributions in excess of the Portfolio's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming such shares are held as a capital asset).

     Shareholders receiving distributions in the form of additional shares issued by a Portfolio will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the distribution date. The basis of such shares will equal the fair market value on the distribution date.

     Each Portfolio will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. Some portion of the distributions from a Portfolio may be eligible for the dividends received deduction for corporations if such Portfolio receives qualifying dividends during the year and if certain other requirements of the Code are satisfied.

     Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by a Portfolio and received by the shareholder on the December 31st prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of a Portfolio may be "spilled back" and treated as paid by the Portfolio (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.

     Income from investments in foreign securities received by a Portfolio may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     Shareholders of a Portfolio may be entitled to claim United States foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. If more than 50% in value of a Portfolio's total assets at the close of its taxable year consists of securities of foreign issuers and, in the case of foreign withholding taxes paid with respect to dividends from foreign corporations, such Portfolio satisfies certain holding period and other requirements, the Portfolio will be eligible to file, and may file, an election with the IRS pursuant to which shareholders of the Portfolio will be required (i) to include their respective pro rata portions of such taxes in their United States income tax returns as gross income and (ii) to treat such respective pro rata portions as taxes paid by them. Each shareholder will be entitled, subject to certain limitations, either to deduct his pro rata portion of such foreign taxes in computing his taxable income or to credit them against his United States federal income tax liability. Each shareholder of a Portfolio that may be eligible to file the election described in this paragraph will be notified annually whether the foreign taxes paid by such Portfolio will "pass through" for that year and, if so, such notification will designate (i) the shareholder's portion of the foreign taxes paid to each country and (ii) the portion of dividends that represent income derived from sources within each country. The amount of foreign taxes for which a shareholder may claim a credit in any year will be subject to an overall limitation such that the credit may not exceed the shareholder's United States federal income tax attributable to the shareholder's foreign source taxable income. This limitation generally applies separately to certain specific categories of foreign source income including "passive income," which includes dividends and interest. Because application of the foregoing rules depends on the particular circumstances of each shareholder, shareholders are advised to consult their tax advisers.

     Certain foreign currency gains or losses attributable to currency exchange rate fluctuations are treated as ordinary income or loss. Such income or loss may increase or decrease (or possibly eliminate) a Portfolio' income available for distribution. If, under the rules governing the tax treatment of foreign currency gains and losses, such Portfolio's income available for distribution is decreased or eliminated, all or a portion of the dividends declared by the Portfolio may be treated for federal income tax purposes as a return of capital,or in some circumstances, as capital gains. Generally, a shareholder's tax basis in Portfolio shares will be reduced to the extent that an amount distributed to such shareholder is treated as a return of capital.

SALE OF SHARES

     The sale of shares (including transfers in connection with a redemption or repurchase of shares) may be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the shares and the amount received. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss. Any loss recognized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

GENERAL

     The federal income tax discussions set forth above is for general information only. Prospective investors and shareholders should consult their advisers regarding the specific federal tax consequences of purchasing, holding and disposing of shares, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

                             PORTFOLIO PERFORMANCE


     The average annual total return and yield, if applicable, for each Portfolio are shown in the table below. These results are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of each Portfolio's investment objectives and policies as well as the risks incurred in each Portfolio's investment practices. All total return figures are for the Trust's fiscal year ended December 31, 1999. The information shown is for Class I Shares of each Portfolio (excluding the Aggressive Growth Portfolio and the Technology Portfolio); the Class II Shares of such Portfolios were not offered prior to April 28, 2000, and performance of such Class II Shares will be shown separately in future Statements of Additional Information. As of the date of this Statement of Additional Information, the Aggressive Growth Portfolio and the Technology Portfolio had not commenced investment operations.


CLASS I SHARES

                                                                               TOTAL RETURN         CUMULATIVE
                                             TOTAL RETURN    TOTAL RETURN      FOR TEN YEAR      NON-STANDARDIZED
                                             FOR ONE YEAR    FOR FIVE YEAR       PERIOD OR         TOTAL RETURN
                                                PERIOD          PERIOD        SINCE INCEPTION    SINCE INCEPTION
                                             ------------    -------------    ---------------    ----------------
Asset Allocation Portfolio
  commencement date 06/30/87.............         4.94%          17.21%             12.29%            293.43%
Comstock Portfolio
  commencement date 4/30/99..............          n/a             n/a              -5.53%*            -5.53%
Domestic Income Portfolio
  commencement date 11/04/87.............        -1.55%           8.69%              7.88%            135.63%
Emerging Growth Portfolio
  commencement date 07/03/95.............       104.38%            n/a              40.58%*           362.47%
Enterprise Portfolio
  commencement date 04/07/86.............        25.85%          28.57%             17.58%            539.50%
Global Equity Portfolio
  commencement date 07/03/95.............        30.06%            n/a              19.23%*           120.50%
Government Portfolio
  commencement date 04/07/86.............        -3.36%           6.60%              6.54%            134.90%
Growth and Income Portfolio
  commencement date 12/23/96.............        12.99%            n/a              18.48%*            66.95%
Money Market Portfolio
  commencement date 04/07/86.............         4.63%           5.01%              4.81%            108.07%
Morgan Stanley Real Estate Securities
  Portfolio commencement date 07/03/95...        -3.37%            n/a              10.70%*            57.95%
Strategic Stock Portfolio
  commencement date 11/03/97.............        -0.47%            n/a               8.33%*            18.87%

* Denotes since inception.

     From time to time, the Portfolios, except the Money Market Portfolio, may advertise their total return for prior periods. Any such advertisement would include at least average annual total return quotations for one, five and ten year periods or for the life of the Portfolio. Other total return quotations, aggregate or average, over other time periods may also be included. Total return calculations do not take into account expenses at the "wrap" or contractholder level as explained in the prospectus. Investors should also review total return calculations that include those expenses.

     The total return of a Portfolio for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the Portfolio from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; the calculation assumes the initial investment is made at the maximum public offering price and that all income dividends or capital gains distributions during the period are reinvested in Portfolio shares at net asset value. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance. A Portfolio's total return will vary depending on market conditions, the securities comprising the Portfolio's investment holdings, the Portfolio's operating expenses and unrealized net capital gains or losses during the period. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the Portfolio.

     Average annual total return quotations are computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value.

     A Portfolio may, in supplemental sales literature, advertise non-standardized total return figures representing the cumulative, non-annualized total return of the Portfolio from a given date to a subsequent given date. Cumulative non-standardized total return is calculated by measuring the value of an initial investment in a Portfolio at a given time, determining the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end of the period by the amount of the initial investment and expressing the result as a percentage. Non-standardized total return will be calculated separately for each Portfolio.

     In addition to total return information, certain Portfolios may also advertise their current "yield." Yield figures are based on historical earnings and are not intended to indicate future performance. Yield is determined by analyzing the Portfolio's net income per share for a 30-day (or one-month) period (which period will be stated in the advertisement), and dividing by the maximum offering price per share on the last day of the period. A "bond equivalent" annualization method is used to reflect a semiannual compounding. Yield calculations do not take into account expenses at the "wrap" or contractholder level as expanded in the prospectus. Investors should also review yield calculations that include those expenses.

     For purposes of calculating yield quotations, net income is determined by a standard formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. Net income computed for this formula differs from net income reported by a Portfolio in accordance with generally accepted accounting principles and from net income computed for federal income tax reporting purposes. Thus the yield computed for a period may be greater or lesser than a Portfolio's then current dividend rate.

     A Portfolio's yield is not fixed and will fluctuate in response to prevailing interest rates and the market value of portfolio securities, and as a function of the type of securities owned by a Portfolio, portfolio maturity and a Portfolio's expenses.

     Yield quotations should be considered relative to changes in the net asset value of a Portfolio's shares, a Portfolio's investment policies, and the risks of investing in shares of a Portfolio. The investment return and principal value of an investment in a Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The Adviser may, from time to time, waive advisory fees or reimburse a certain amount of the future ordinary business expenses of a Portfolio. Such waiver/reimbursement will increase the yield or total return of such Portfolio. The Adviser may stop waiving fees or reimbursing expenses at any time without prior notice.

     From time to time the Money Market Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Portfolio refers to the income generated by an investment in the Money Market Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Money Market Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     Since yield fluctuates, yield data cannot necessarily be used to compare an investment in a Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is generally a function of the kind and quality of the instrument held in a portfolio, portfolio maturity, operating expenses and market conditions.

     From time to time, certain Portfolios may include in sales literature and shareholder reports a quotation of the current "distribution rate" for shares of such Portfolios. Distribution rate is a measure of the level of income and short-term capital gain dividends, if any, distributed for a specified period. Distribution rate differs from yield, which is a measure of the income actually earned by a Portfolio's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of, such investments during a stated period. Distribution rate is, therefore, not intended to be a complete measure of a Portfolio's performance. Distribution rate may sometimes be greater than yield since, for instance, it may not include the effect of amortization of bond premiums, and may include non-recurring short-term capital gains and premiums from futures transactions engaged in by the Portfolios.

     From time to time marketing materials may provide a portfolio manager update, an adviser update or discuss general economic conditions and outlooks. A Portfolio's marketing materials may also show the Portfolio's asset class diversification, top sectors, largest holdings and other Portfolio asset structures, such as duration, maturity, coupon, NAV, rating breakdown, AMT exposure and number of issues in the portfolio. Materials may also mention how the Distributor believes a Portfolio compares relative to other Portfolio's of the Adviser. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which studied investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of if shareholders purchased their funds in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The performance of the funds purchased by the investors in the Dalbar study and the conclusions based thereon are not necessarily indicative of future performance of such funds or conclusions that may result from similar studies in the future. The Portfolios will also be marketed on the internet.

     In reports or other communications to shareholders or in advertising material, a Portfolio may compare its performance with that of other mutual funds as listed in the ratings or rankings prepared by Lipper Analytical Services, Inc., CDA, Morningstar Mutual Funds or similar independent services which monitor the performance of mutual funds, with the Consumer Price Index, the Dow Jones Industrial Average Index, Standard & Poor's indices, NASDAQ Composite Index, other appropriate indices of investment securities, or with investment or savings vehicles. The performance information may also include evaluations of such Portfolio published by nationally recognized ranking or rating services and by nationally recognized financial publications. Such comparative performance information will be stated in the same terms in which the comparative data or indices are stated. Such advertisements and sales material may also include a yield quotation as of a current period. In each case, such total return and yield information, if any, will be calculated pursuant to rules established by the SEC and will be computed separately for each Portfolio. For these purposes, the performance of the Portfolios, as well as the performance of other mutual funds or indices, do not reflect various charges, the inclusion of which would reduce portfolio performance.

     The Portfolios may also utilize performance information in hypothetical illustrations. For example, the Portfolios may, from time to time: (1) illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans; (2) illustrate in graph or chart form, or otherwise, the benefits of dollar cost averaging by comparing investments made pursuant to a systematic investment plan to investments made in a rising market; (3) illustrate allocations among different types of mutual funds for investors of different stages of their lives; and (4) in reports or other communications to shareholders or in advertising material, illustrate the benefits of compounding at various assumed rates of return.

     The Trust's Annual Report and Semiannual Report contain additional performance information about each of the Trust's portfolios. A copy of the Annual Report or Semiannual Report may be obtained without charge by calling or writing the Trust at the telephone number and address printed on the cover of this Statement of Additional Information.

                    MONEY MARKET PORTFOLIO YIELD INFORMATION

     The yield of the Money Market Portfolio is its net income expressed in annualized terms. The Securities and Exchange Commission requires by rule that a yield quotation set forth in an advertisement for a "money market" fund be computed by a standardized method based on a historical seven calendar day period. The standardized yield is computed by determining the net change (exclusive of realized gains and losses and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and such additional shares, and all fees that are charged to all shareholder accounts, in proportion to the length of the base period and the Portfolio's average account size. The Portfolio may also calculate its effective yield by compounding the unannualized base period return (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one.

     The yield quoted at any time represents the amount being earned on a current basis for the indicated period and is a function of the types of instruments in the Portfolio, their quality and length of maturity, and the Portfolio's operating expenses. The length of maturity for the Portfolio is the average dollar weighted maturity of the Portfolio. This means that the Portfolio has an average maturity of a stated number of days for all of its issues. The calculation is weighted by the relative value of the investment.

     The yield fluctuates daily as the income earned on the investments of the Portfolio fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Portfolio is an open-end investment company and that there is no guarantee that the net asset value will remain constant. A shareholder's investment in the Portfolio is not insured. Investors comparing results of the Portfolio with investment results and yields from other sources such as banks or savings and loan associations should understand this distinction. The yield quotation may be of limited use for comparative purposes because it does not reflect charges imposed at the Account level which, if included, would decrease the yield.

     Other portfolios of the money market type as well as banks and savings and loan associations may calculate their yield on a different basis, and the yield quoted by the Portfolio could vary upwards or downwards if another method of calculation or base period were used.

                               OTHER INFORMATION

CUSTODY OF ASSETS -- All securities owned by the Portfolios and all cash, including proceeds from the sale of shares of the Portfolios and of securities in each Portfolio's investment portfolio, are held by State Street Bank and Trust Company, 225 West Franklin Street, Boston, Massachusetts 02110, as custodian. With respect to investments in foreign securities, the custodian enters into agreements with foreign sub-custodians which are approved by the Board of Trustees pursuant to Rule 17f-5 under the 1940 Act. The custodian and sub-custodians generally domestically, and frequently abroad, do not actually hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. The custodian also provides accounting services to the Portfolios.

SHAREHOLDER REPORTS -- Semiannual statements of the Trust containing information about each of the Portfolios, are furnished to shareholders, and annually such statements are audited by the independent accountants whose selection is ratified annually by shareholders.


INDEPENDENT ACCOUNTANTS -- Independent accountants perform an annual audit of the financial statements of each Portfolio. The Trust's Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be the independent accountants for each Portfolio. For each Portfolio (except the Aggressive Growth Portfolio and the Technology Portfolio),

          ceased being the Portfolio's independent accountants effective May 25, 2000. The cessation of the client-auditor relationship between each such

Portfolio and      was based solely on a possible future business relationship
by      with an affiliate of such Portfolio's investment adviser. The change in independent accountants was approved by the Trust's audit committee and the Trust's Board of Trustees, including Trustees who are not "interested persons" of the Portfolios (as defined in the 1940 Act).


LEGAL COUNSEL -- Skadden, Arps, Slate, Meagher & Flom (Illinois).

                       DESCRIPTION OF SECURITIES RATINGS

STANDARD & POOR'S -- A brief description of the applicable Standard & Poor's (S&P) rating symbols and their meanings (as published by S&P) follows:

     A S&P corporate or municipal debt rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the obligor or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation:

     2. Nature of and provisions of the obligation; and

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

1. LONG-TERM DEBT

     Investment Grade AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to meet its financial commitment on the obligation is extremely strong.

AA: Debt rated "AA" differs from the highest rated issues only in small degree. Capacity to meet its financial commitment on the obligation is very strong.

A: Debt rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. Capacity to meet its financial commitment on the obligation is still strong.

BBB: Debt rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

     Speculative Grade BB, B, CCC, CC, C: Debts rated "BB", "B", "CCC", "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: Debt rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: Debt rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: Debt rated "CC" is currently highly vulnerable to nonpayment.

C: Debt rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Debt rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r: This symbol highlights derivative, hybrid and certain other obligations that S&P believes may experience high volatility or high variability in expected returns as a result of non credit risks. Examples include: obligations linked or indexed to equities, currencies, or commodities; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

2. COMMERCIAL PAPER

     A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

     Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

     A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     MOODY'S INVESTORS SERVICE, INC. -- A brief description of the applicable Moody's Investors Service, Inc. (Moody's) rating symbols and their meanings (as published by Moody's) follows:

1. LONG-TERM DEBT

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

     ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

     Should no rating be assigned, the reason may be one of the following:

     1. An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3. There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date date to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

2. SHORT-TERM DEBT

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     -- Leading market positions in well-established industries.

     -- High rates of return on funds employed.

     -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

3. PREFERRED STOCK

     Preferred stock rating symbols and their definitions are as follows:

aaa: An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa: An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a: An issue which is rated "a" is considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protections are, nevertheless, expected to be maintained at adequate levels.

baa: An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba: An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b: An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa: An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca: An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c: This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers 1, 2 and 3 in each rating classification. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

4. COMMERCIAL PAPER

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Issuers rated Prime-1 (on supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     -- Leading market positions in well established industries.

     -- High rates of return on funds employed.

     -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     -- Well established access to a ranges of financial markets and assured sources of alternative liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                           PART C. OTHER INFORMATION
ITEM 23. EXHIBITS.


(a) (1)       First Amended and Restated Agreement and Declaration of
              Trust(1)
    (2)       Certificate of Amendment(1)
    (3)       Second Certificate of Amendment(8)
    (4)       Third Amended and Restated Certificate of Designation of
              Enterprise Portfolio(10)
    (5)       Third Amended and Restated Certificate of Designation of
              Domestic Income Portfolio(10)
    (6)       Second Amended and Restated Certificate of Designation of
              Emerging Growth Portfolio(10)
    (7)       Second Amended and Restated Certificate of Designation of
              Global Equity Portfolio(10)
    (8)       Second Amended and Restated Certificate of Designation of
              Government Portfolio(10)
    (9)       Second Amended and Restated Certificate of Designation of
              Money Market Portfolio(10)
    (10)      Third Amended and Restated Certificate of Designation of
              Asset Allocation Portfolio(10)
    (11)      Third Amended and Restated Certificate of Designation of
              Morgan Stanley Real Estate Securities Portfolio(10)
    (12)      Second Amended and Restated Certificate of Designation of
              Growth and Income Portfolio(10)
    (13)      First Amended and Restated Certificate of Designation of
              Strategic Stock Portfolio(10)
    (14)      First Amended and Restated Certificate of Designation of
              Comstock Portfolio(10)
    (15)      Certificate of Designation of Aggressive Growth Portfolio++
    (16)      Certificate of Designation of Technology Fund++
(b)           Amended and Restated Bylaws(1)
(c)           Not applicable
(d) (1)       Investment Advisory Agreement for Asset Allocation
              Portfolio, Domestic Income Portfolio, Enterprise Portfolio,
              Government Portfolio and Money Market Portfolio(6)
    (2)(i)    Investment Advisory Agreement for Emerging Growth
              Portfolio(6)
    (ii)      Amendment One to the Investment Advisory Agreement for
              Emerging Growth Portfolio(10)
    (3)(i)    Investment Advisory Agreement for Global Equity Portfolio(6)
    (ii)      Amendment One to the Investment Advisory Agreement for
              Global Equity Portfolio(10)
    (4)       Investment Sub-Advisory Agreement for Global Equity
              Portfolio(6)
    (5)(i)    Investment Advisory Agreement for Morgan Stanley Real Estate
              Securities Portfolio(6)
    (ii)      Amendment One to the Investment Advisory Agreement for
              Morgan Stanley Real Estate Securities Portfolio(10)
    (6)       Investment Advisory Agreement for Growth and Income
              Portfolio(6)
    (7)       Investment Advisory Agreement for Strategic Stock
              Portfolio(6)
    (8)       Investment Advisory Agreement for Comstock Portfolio(7)
    (9)       Investment Advisory Agreement for Aggressive Growth
              Portfolio++
    (10)      Investment Advisory Agreement for Technology Portfolio++
(e) (1)       Distribution and Service Agreement(5)
    (2)       Form of Participation Agreement(10)
(f) (1)       Form of Trustee Deferred Compensation Plan(9)
    (2)       Form of Trustee Retirement Plan(9)
(g) (1)       Custodian Contract(4)
    (2)       Transfer Agency and Service Agreement(7)
(h) (1)       Data Access Services Agreement(3)
    (2)       Fund Accounting Agreement(7)
(i) (1)       Opinion and consent of Skadden, Arps, Slate, Meagher & Flom
              (Illinois) for each of: Asset Allocation Portfolio, Domestic
              Income Portfolio, Emerging Growth Portfolio, Enterprise
              Portfolio, Global Equity Portfolio, Government Portfolio,
              Growth and Income Portfolio, Money Market Portfolio, and
              Morgan Stanley Real Estate Portfolio(3)

           (2)        Opinion and consent of Skadden, Arps, Slate, Meagher & Flom (Illinois) for Strategic Stock
                      Portfolio(4)
           (3)        Opinion and consent of Skadden, Arps, Slate, Meagher & Flom (Illinois) for Comstock Portfolio(6)
           (4)        Opinion and consent of Skadden, Arps, Slate, Meagher & Flom (Illinois) for each of: Aggressive
                      Growth Portfolio and Technology Portfolio++
      (j)  (1)        Consent of PricewaterhouseCoopers LLP for each of: Asset Allocation Portfolio, Comstock Portfolio,
                      Domestic Income Portfolio, Emerging Growth Portfolio, Enterprise Portfolio, Global Equity
                      Portfolio, Government Portfolio, Growth and Income Portfolio, Money Market Portfolio, Morgan
                      Stanley Real Estate Portfolio and Strategic Stock Portfolio++
           (2)        Consent of Ernst & Young LLP+
      (k)             Not applicable
      (l)  (1)        Investment Letter dated April 4, 1986 for the Government Portfolio and Common Stock Portfolio and
                      Money Market Portfolio(8)
           (2)        Investment Letter dated July 3, 1995 for the Emerging Growth Portfolio, Global Equity Portfolio and
                      Morgan Stanley Real Estate Securities Portfolio(2)
      (m)  (1)        Plan of Distribution Pursuant to Rule 12b-1(10)
           (2)        Service Plan(10)
      (n)             Not applicable
      (o)             Multiclass Plan(10)
      (p)  (1)        Form of Code of Ethics for the Funds, investment adviser and distributor(10)
           (2)        Form of Code of Ethics for the subadviser(10)
      (q)             Power of Attorney(9)
      (z)  (1)        List of certain investment companies in response to Item 27(a)++
           (2)        List of officers and directors of Van Kampen Funds Inc. in response to Item 27(b)++


---------------
(1) Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, File Number 33-628, filed December 22, 1995.

(2) Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, File Number 33-628, filed March 6, 1996.

(3) Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, File Number 33-628, filed April 30, 1997.


(4) Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, File Number 33-628, filed July 28, 1997.



(5) Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of Van Kampen American Capital Growth and Income Fund, File Number 2-21657, filed March 27, 1998.



(6) Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, File Number 33-628, filed April 30, 1998.



(7) Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, File Number 33-628, filed May 18, 1998.



(8) Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, File Number 33-628, filed March 1, 1999.



(9) Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A of Van Kampen Harbor Fund, File Number 2-12685, filed April 29, 1999.



(10)Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, File Number 33-628, filed April 27, 2000.


  +  Filed herewith.

 ++  To be filed by further amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     See the prospectus and statement of additional information.

ITEM 25. INDEMNIFICATION.

     Pursuant to Del. Code Ann. Title 12, Section 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever.

     Reference is made to Article 8, Section 8.4 of the Registrant's Amended and Restated Agreement and Declaration of Trust. Article 8; Section 8.4 of the Amended and Restated Agreement and Declaration of Trust provides that each officer and trustee of the Registrant shall be indemnified by the Registrant against all liabilities incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which the officer or trustee may be or may have been involved by reason of being or having been an officer or trustee, except that such indemnity shall not protect any such person against a liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of (i) not acting in good faith in the reasonable belief that such person's actions were not in the best interest of the Trust, (ii) willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office,
(iii) for a criminal proceeding, not having a reasonable cause to believe that such conduct was unlawful (collectively "Disabling Conduct"). Absent a court determination that an officer or trustee seeking indemnification was not liable on the merits or guilty of Disabling Conduct in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent trustees, after review of the facts, that such officer or trustee is not guilty of Disabling Conduct in the conduct of his or her office.

     The Registrant has purchased insurance on behalf of its officers and trustees protecting such persons from liability arising from their activities as officers or trustees of the Registrant. The insurance does not protect or purport to protect such persons from liability to the Registrant or to its shareholders to which such officer or trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     Conditional advancing of indemnification monies may be made if the trustee or officer undertakes to repay the advance unless it is ultimately determined that he or she is entitled to the indemnification and only if the following conditions are met: (1) the trustee or officer provides a security for the undertaking; (2) the Registrant is insured against losses arising from lawful advances; or (3) a majority of a quorum of the Registrant's disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that a recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Pursuant to Section 7 of the Distribution and Service Agreement, the Registrant agrees to indemnify and hold harmless Van Kampen Funds Inc. (the "Distributor") and each of its trustees and officers and each person if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees) arising by reason of any person acquiring any shares, based upon the ground that the Registration Statement prospectus, shareholder reports or other information filed or made public by the Registrant (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. The Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. In no case is the indemnity of the Registrant in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Fund or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the agreement.

     Pursuant to the agreement by which Van Kampen Investor Services Inc. ("Investor Services") is appointed transfer agent of the Fund, the Registrant agrees to indemnify and hold Investor Services harmless against any losses, damages, costs, charges, payments, liabilities and expenses (including reasonable counsel fees) arising out of or attributable to:

     (1) the performance of Investor Services under the agreement provided that Investor Services acted in good faith with due diligence and without negligence or willful misconduct.

     (2) reliance by Investor Services on, or reasonable use by, Investor Services of information, records and documents which have been prepared on behalf of, or have been furnished by, the Fund, or the carrying out by Investor Services of any instructions or requests of the Fund.

     (3) the offer or sale of the Fund's shares in violation of any federal or state law or regulation or ruling by any federal agency unless such violation results from any failure by Investor Services to comply with written instructions from the Fund that such offers or sales were not permitted under such law, rule or regulation.

     (4) the refusal of the Fund to comply with terms of the agreement, or the Fund's lack of good faith, negligence or willful misconduct or breach of any representation or warranty made by the Fund under the agreement provided that if the reason for such failure is attributable to any action of the Fund's investment adviser or distributor or any person providing accounting or legal services to the Fund, Investor Services only will be entitled to indemnification if such entity is otherwise entitled to the indemnification from the Fund.

     See also "Investment Advisory Agreement" in the Statement of Additional Information.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     See "Investment Advisory Services" in the Prospectus and "Trustees and Officers" in the Statement of Additional Information for information regarding the business of Van Kampen Asset Management Inc. (the "Adviser"). For information as to the business, profession, vocation and employment of a substantial nature of directors and officers of the Adviser, reference is made to the Adviser's current Form ADV (File No. 801-1669) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) The sole principal underwriter is Van Kampen Fund Inc. (the "Distributor"), which acts as principal underwriter for certain investment companies and unit investment trusts. See Exhibit (z)(1).

     (b) Van Kampen Funds Inc., which is an affiliated person of an affiliated person of Registrant, is the sole principal underwriter for Registrant. The name, principal business address and positions and offices with the Distributor of each of the directors and officers are disclosed in Exhibit (z)(2) incorporated herein by reference. Except as disclosed under the heading, "Trustees and Executive Officers" in Part B of this Registration Statement, none of such persons has any position or office with Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder to be maintained (i) by Registrant will be maintained at its offices, located at 1 Parkway Plaza, PO Box 5555 Oakbrook Terrace, Illinois 60181-5555, or at Van Kampen Investor Services Inc., 7501 Tiffany Springs Parkway, Kansas City, Missouri 64153, or at the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA; (ii) by the Adviser, will be maintained at its offices, located at 1 Parkview Plaza, PO Box 5555 Oakbrook Terrace, Illinois 60181-5555; and (iii) by the Distributor, the principal underwriter, will be maintained at its offices located at 1 Parkview Plaza, PO Box 5555 Oakbrook Terrace, Illinois 60181-5555.

ITEM 29. MANAGEMENT SERVICES.

     Not applicable.

ITEM 30. UNDERTAKINGS.

     Not applicable

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant, VAN KAMPEN LIFE INVESTMENT TRUST, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Oakbrook Terrace and State of Illinois, on the 23rd day of June, 2000.


                                      VAN KAMPEN LIFE INVESTMENT TRUST

                                      By       /s/ A. THOMAS SMITH III
                                        ----------------------------------------
                                                  A. Thomas Smith III,
                                                       Secretary


     Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed on June 23, 2000 by the following persons in the capacities indicated:



Principal Executive Officer:

             /s/ RICHARD F. POWERS, III*               Trustee and President
-----------------------------------------------------
               Richard F. Powers, III

Principal Financial Officer:

                /s/ JOHN L. SULLIVAN*                  Vice President, Chief
-----------------------------------------------------    Financial Officer and Treasurer
                  John L. Sullivan

Trustees:

               /s/ J. MILES BRANAGAN*                  Trustee
-----------------------------------------------------
                  J. Miles Branagan

                /s/ JERRY D. CHOATE*                   Trustee
-----------------------------------------------------
                   Jerry D. Choate

               /s/ LINDA HUTTON HEAGY*                 Trustee
-----------------------------------------------------
                 Linda Hutton Heagy

                /s/ R. CRAIG KENNEDY*                  Trustee
-----------------------------------------------------
                  R. Craig Kennedy

               /s/ MITCHELL M. MERIN*                  Trustee
-----------------------------------------------------
                  Mitchell M. Merin

                 /s/ JACK E. NELSON*                   Trustee
-----------------------------------------------------
                   Jack E. Nelson

               /s/ PHILLIP B. ROONEY*                  Trustee
-----------------------------------------------------
                  Phillip B. Rooney

                 /s/ FERNANDO SISTO*                   Trustee
-----------------------------------------------------
                   Fernando Sisto

                /s/ WAYNE W. WHALEN*                   Trustee and Chairman
-----------------------------------------------------
                   Wayne W. Whalen

               /s/ SUZANNE H. WOOLSEY*                 Trustee
-----------------------------------------------------
                 Suzanne H. Woolsey

    * Signed by A. Thomas Smith III pursuant to a power of attorney filed herewith

               /s/ A. THOMAS SMITH III
-----------------------------------------------------
                 A. Thomas Smith III
                  Attorney-in-Fact


                                                                   June 23, 2000

                              SCHEDULE OF EXHIBITS



    ITEM NO.    DESCRIPTION
    --------    -----------
    (j)(2)      Consent of Ernst & Young LLP